POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON July 2, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 62	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 66	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

July 2, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Important Information About the Funds

This prospectus describes the exchange-traded funds listed below (each, a 'Fund,' and collectively, the "Funds"), each of which is authorized to offer one class of shares through this prospectus.

The Funds seek daily leveraged (2x) investment results and are intended to be used as short-term trading vehicles. The Funds do not seek to achieve their stated investment objective over a period of time greater than one trading day.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

•          The Funds are riskier than alternatives that do not use leverage because each Fund magnifies, on a daily basis, the performance of its Underlying Security (which may be the publicly traded common stock of a single issuer, as described for each Fund).

•          The Funds pursue a daily investment objective. The Funds are designed to provide approximately 200% (2x) of the daily performance of their respective Underlying Securities, before fees and expenses.

•          Compounding and volatility can cause returns over periods longer than one day to differ, and possibly differ significantly, from 2x of the Underlying Security's return for the same period. The pursuit of the Funds' daily investment objectives means that a Fund's return for periods longer than a single trading day will be the result of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially during periods of market volatility, the volatility of the Underlying Security may affect a Fund's return as much as, or more than, the cumulative return of the Underlying Security for the same period. During periods of high volatility, a Fund may not perform as expected, and a Fund may have losses even when an investor might have expected gains, particularly if the Fund is held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

•          understand the risks associated with the use of leveraged strategies;

•          understand the consequences of seeking daily leveraged investment results; and

•          intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that a Fund will achieve its daily leveraged investment objective. An investment in a Fund could lose money, potentially rapidly. The Funds are not a complete investment program. The Funds are not buy-and-hold investments and are not designed to be held for periods longer than a single trading day. If a Fund's Underlying Security moves 50% or more on a given trading day, the Fund could lose substantially all of its value.

Fund	Ticker	Principal U.S. Listing Exchange
Corgi HLIT 2x Daily ETF	[ ]	[ ]
Corgi VICR 2x Daily ETF	[ ]	[ ]
Corgi VPG 2x Daily ETF	[ ]	[ ]
Corgi STM 2x Daily ETF	[ ]	[ ]
Corgi ADI 2x Daily ETF	[ ]	[ ]
Corgi WOLF 2x Daily ETF	[ ]	[ ]
Corgi POWI 2x Daily ETF	[ ]	[ ]
Corgi AOSL 2x Daily ETF	[ ]	[ ]
Corgi FLEX 2x Daily ETF	[ ]	[ ]
Corgi AEVA 2x Daily ETF	[ ]	[ ]
Corgi AEHR 2x Daily ETF	[ ]	[ ]
Corgi COHU 2x Daily ETF	[ ]	[ ]
Corgi FORM 2x Daily ETF	[ ]	[ ]
Corgi HYLN 2x Daily ETF	[ ]	[ ]
Corgi SMTC 2x Daily ETF	[ ]	[ ]
Corgi SEDG 2x Daily ETF	[ ]	[ ]
Corgi AMPG 2x Daily ETF	[ ]	[ ]
Corgi OUST 2x Daily ETF	[ ]	[ ]
Corgi TE 2x Daily ETF	[ ]	[ ]
Corgi BB 2x Daily ETF	[ ]	[ ]
Corgi JBL 2x Daily ETF	[ ]	[ ]
Corgi RXT 2x Daily ETF	[ ]	[ ]
Corgi CGNX 2x Daily ETF	[ ]	[ ]
Corgi ADTN 2x Daily ETF	[ ]	[ ]
Corgi TRGP 2x Daily ETF	[ ]	[ ]
Corgi EME 2x Daily ETF	[ ]	[ ]
Corgi DELL 2x Daily ETF	[ ]	[ ]
Corgi FISN 2x Daily ETF	[ ]	[ ]
Corgi INIO 2x Daily ETF	[ ]	[ ]
Corgi AADX 2x Daily ETF	[ ]	[ ]
Corgi QNT 2x Daily ETF	[ ]	[ ]
Corgi LFTO 2x Daily ETF	[ ]	[ ]
Corgi EROC 2x Daily ETF	[ ]	[ ]
Corgi SWMR 2x Daily ETF	[ ]	[ ]
Corgi MX 2x Daily ETF	[ ]	[ ]
Corgi MXL 2x Daily ETF	[ ]	[ ]
Corgi PENG 2x Daily ETF	[ ]	[ ]
Corgi HIMX 2x Daily ETF	[ ]	[ ]
Corgi GRAL 2x Daily ETF	[ ]	[ ]
Corgi UMAC 2x Daily ETF	[ ]	[ ]
Corgi ERIC 2x Daily ETF	[ ]	[ ]
Corgi ADEA 2x Daily ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Corgi HLIT 2x Daily ETF
FUND SUMMARY - Corgi VICR 2x Daily ETF
FUND SUMMARY - Corgi VPG 2x Daily ETF
FUND SUMMARY - Corgi STM 2x Daily ETF
FUND SUMMARY - Corgi ADI 2x Daily ETF
FUND SUMMARY - Corgi WOLF 2x Daily ETF
FUND SUMMARY - Corgi POWI 2x Daily ETF
FUND SUMMARY - Corgi AOSL 2x Daily ETF
FUND SUMMARY - Corgi FLEX 2x Daily ETF
FUND SUMMARY - Corgi AEVA 2x Daily ETF
FUND SUMMARY - Corgi AEHR 2x Daily ETF
FUND SUMMARY - Corgi COHU 2x Daily ETF
FUND SUMMARY - Corgi FORM 2x Daily ETF
FUND SUMMARY - Corgi HYLN 2x Daily ETF
FUND SUMMARY - Corgi SMTC 2x Daily ETF
FUND SUMMARY - Corgi SEDG 2x Daily ETF
FUND SUMMARY - Corgi AMPG 2x Daily ETF
FUND SUMMARY - Corgi OUST 2x Daily ETF
FUND SUMMARY - Corgi TE 2x Daily ETF
FUND SUMMARY - Corgi BB 2x Daily ETF
FUND SUMMARY - Corgi JBL 2x Daily ETF
FUND SUMMARY - Corgi RXT 2x Daily ETF
FUND SUMMARY - Corgi CGNX 2x Daily ETF
FUND SUMMARY - Corgi ADTN 2x Daily ETF
FUND SUMMARY - Corgi TRGP 2x Daily ETF
FUND SUMMARY - Corgi EME 2x Daily ETF
FUND SUMMARY - Corgi DELL 2x Daily ETF
FUND SUMMARY - Corgi FISN 2x Daily ETF
FUND SUMMARY - Corgi INIO 2x Daily ETF
FUND SUMMARY - Corgi AADX 2x Daily ETF
FUND SUMMARY - Corgi QNT 2x Daily ETF
FUND SUMMARY - Corgi LFTO 2x Daily ETF
FUND SUMMARY - Corgi EROC 2x Daily ETF
FUND SUMMARY - Corgi SWMR 2x Daily ETF
FUND SUMMARY - Corgi MX 2x Daily ETF
FUND SUMMARY - Corgi MXL 2x Daily ETF
FUND SUMMARY - Corgi PENG 2x Daily ETF
FUND SUMMARY - Corgi HIMX 2x Daily ETF
FUND SUMMARY - Corgi GRAL 2x Daily ETF
FUND SUMMARY - Corgi UMAC 2x Daily ETF
FUND SUMMARY - Corgi ERIC 2x Daily ETF
FUND SUMMARY - Corgi ADEA 2x Daily ETF

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS
MANAGEMENT
HOW TO BUY AND SELL SHARES
DIVIDENDS, DISTRIBUTIONS, AND TAXES

FUND SUMMARY - Corgi HLIT 2x Daily ETF

Investment Objective

The Corgi HLIT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Harmonic Inc. (NASDAQ: HLIT) ("Harmonic" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Harmonic Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Harmonic Inc. ("Harmonic"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Harmonic Inc. As of the date of this Prospectus, Harmonic Inc. is assigned to the video streaming infrastructure industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Harmonic Inc. is a global provider of video streaming infrastructure and cable access solutions. The company designs and manufactures hardware and software platforms that enable video service providers, cable operators, and media companies to efficiently deliver high-quality broadcast and streaming content. Harmonic's solutions span video processing, cloud-native software-as-a-service (SaaS) platforms, and broadband access networks, serving customers across the telecommunications, media, and entertainment industries. The company is headquartered in San Jose, California.

Information regarding Harmonic may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.harmonicinc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Harmonic Inc. Information about Harmonic Inc. included in this Prospectus is based on the date of this Prospectus. Harmonic Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Harmonic Investing Risk. The Fund invests in, and/or has exposure to, securities of Harmonic Inc. and is subject to risks associated with its business. Harmonic operates in the highly competitive video streaming infrastructure market, where rapid technological change and shifting customer preferences may adversely affect demand for its products and services. The company's revenue depends on the capital spending cycles of video service providers and cable operators, which may fluctuate based on broader economic conditions and industry consolidation. Additionally, Harmonic faces competitive pressure from larger, better-capitalized technology companies, and failure to innovate or maintain market share could materially impact the company's financial performance and the value of the Fund's investment.

Video Streaming Infrastructure Risk. The video streaming infrastructure industry is subject to rapid technological evolution, shifting consumer preferences, and intense competition among platform and equipment providers. Companies in this industry may face declining demand if customers adopt competing technologies, reduce capital expenditures, or shift to alternative delivery methods. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Cable and Broadband Technology Risk. Companies that provide cable access solutions and broadband infrastructure are subject to regulatory changes, technological obsolescence, and competitive displacement by fiber optic, wireless, and satellite alternatives. A decline in cable industry investment or a shift away from traditional broadband architectures could adversely affect the issuer's revenue and profitability.

Supply Chain and Component Sourcing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party component suppliers and contract manufacturers. The issuer of the Underlying Security relies on specialized hardware components for its video streaming infrastructure and cable access solutions. Supply constraints, component shortages, logistics disruptions, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting video infrastructure equipment and telecommunications technology may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the video streaming infrastructure and broadband access industries. The issuer of the Underlying Security may face competition from other video processing and cable access technology providers, as well as emerging software-defined solutions. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi VICR 2x Daily ETF

Investment Objective

The Corgi VICR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Vicor Corporation (NASDAQ: VICR) ("Vicor" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vicor Corporation, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Vicor Corporation ("Vicor"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Vicor Corporation. As of the date of this Prospectus, Vicor Corporation is assigned to the power conversion and power systems industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Vicor Corporation (NASDAQ: VICR) ("Vicor") is a United States-based designer and manufacturer of modular power components and power systems. The company develops high-performance power conversion solutions, including power modules, power-on-package solutions, and current multiplier technology used in artificial intelligence, data center, automotive, and industrial applications. Vicor is a pioneer in factorized power architecture and high-density power conversion. The company is headquartered in Andover, Massachusetts.

Information regarding Vicor may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.vicorpower.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Vicor Corporation. Information about Vicor Corporation included in this Prospectus is based on the date of this Prospectus. Vicor Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Artificial Intelligence Infrastructure Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for artificial intelligence infrastructure and advanced computing technologies. A slowdown in investment in such technologies or related infrastructure could materially and adversely affect the financial condition and market price of the issuer of the Underlying Security.

Vicor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, depends on factors specific to Vicor Corporation, including but not limited to: product development execution, adoption of its factorized power architecture by hyperscale and AI customers, manufacturing yields and capacity, competition from established power semiconductor companies, and the pace of AI infrastructure buildout. Adverse developments in any of these areas could significantly impact the Underlying Security's price and, in turn, the Fund's NAV.

Power Semiconductor Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the power semiconductor and power systems industry. The power conversion market is characterized by intense competition, rapid technological change, and evolving customer requirements. The issuer faces competition from larger, well-capitalized semiconductor companies with broader product portfolios and greater manufacturing scale.

AI Infrastructure Demand Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's growing dependence on artificial intelligence and data center infrastructure demand. A significant portion of the issuer's growth is tied to adoption of its power solutions by hyperscale data center operators and AI accelerator manufacturers. A slowdown in AI infrastructure spending could materially affect the issuer's revenue and growth trajectory.

Customer Concentration and Design Win Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer concentration. The issuer derives a significant portion of its revenue from a limited number of large customers. The loss of a key customer relationship or failure to win critical design-in opportunities could materially impact the issuer's financial results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi VPG 2x Daily ETF

Investment Objective

The Corgi VPG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Vishay Precision Group, Inc. (NYSE: VPG) ("Vishay Precision Group" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vishay Precision Group, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Vishay Precision Group, Inc. ("Vishay Precision Group"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Vishay Precision Group, Inc. As of the date of this Prospectus, Vishay Precision Group, Inc. is assigned to the precision measurement industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Vishay Precision Group, Inc. is a designer and manufacturer of precision sensors, weighing solutions, and measurement systems used in a wide range of industrial, aerospace, defense, and medical applications. The company's products include strain-gauge-based sensors, force measurement devices, and advanced weighing instruments that enable accurate measurement in demanding environments. Vishay Precision Group serves customers worldwide through its Foil Technology Products, Force Sensors, and Weighing and Control Systems segments. The company is headquartered in Malvern, Pennsylvania.

Information regarding Vishay Precision Group may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.vpgsensors.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Vishay Precision Group, Inc. Information about Vishay Precision Group, Inc. included in this Prospectus is based on the date of this Prospectus. Vishay Precision Group, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Vishay Precision Group Investing Risk. The Fund invests in, and/or has exposure to, securities of Vishay Precision Group, Inc. and is subject to risks associated with its business. The company operates in the precision measurement and sensors industry, where demand is closely tied to capital spending in aerospace, defense, industrial, and medical end markets. Economic downturns or reductions in government defense budgets could reduce demand for the company's precision products. Additionally, Vishay Precision Group faces competition from larger, diversified industrial and sensor companies and must continually invest in product development to maintain its competitive position.

Precision Measurement and Sensor Risk. The precision measurement industry depends on demand from aerospace, defense, industrial, and medical customers, which may be cyclical and sensitive to economic conditions and government spending. Companies in this industry must invest continuously in technology and manufacturing capabilities to remain competitive. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Industrial End-Market Concentration Risk. Companies that supply specialized measurement and sensor products to industrial and defense end markets may experience significant revenue volatility due to changes in customer capital spending cycles, government procurement decisions, and global trade conditions. A downturn in any key end market could materially affect the issuer's financial performance.

Supply Chain and Raw Materials Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on specialized raw materials and supply chains. The issuer of the Underlying Security relies on precision alloys, thin-film materials, and specialized components for its strain gauges, sensors, and weighing systems. Supply constraints, raw material shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, tariffs, or other governmental regulations affecting precision measurement instruments and industrial sensors may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the precision measurement and sensor industries. The issuer of the Underlying Security may face competition from other sensor manufacturers, test-and-measurement companies, and emerging digital sensing technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi STM 2x Daily ETF

Investment Objective

The Corgi STM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of STMicroelectronics N.V. (NYSE: STM) ("STMicroelectronics" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with STMicroelectronics N.V., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of STMicroelectronics N.V. ("STMicroelectronics"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to STMicroelectronics N.V. As of the date of this Prospectus, STMicroelectronics N.V. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

STMicroelectronics N.V. is a broad-line semiconductor company that designs, manufactures, and markets integrated circuits and discrete devices for automotive, industrial, personal electronics, and communications applications. The company's product portfolio includes microcontrollers, power management ICs, sensors, analog devices, and connectivity solutions. STMicroelectronics operates a vertically integrated manufacturing model with fabrication facilities in Europe and Asia, serving a global customer base across multiple end markets. The company is headquartered in Geneva, Switzerland.

Information regarding STMicroelectronics may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.st.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of STMicroelectronics N.V. Information about STMicroelectronics N.V. included in this Prospectus is based on the date of this Prospectus. STMicroelectronics N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

STMicroelectronics Investing Risk. The Fund invests in, and/or has exposure to, securities of STMicroelectronics N.V. and is subject to risks associated with its business. STMicroelectronics operates in the highly cyclical semiconductor industry, where demand fluctuations, inventory corrections, and rapid technological change can significantly impact financial performance. The company's exposure to automotive and industrial end markets makes it vulnerable to downturns in those sectors. Additionally, semiconductor manufacturing requires substantial capital investment, and failure to maintain competitive manufacturing capabilities could adversely affect the company's market position and the value of the Fund's investment.

Semiconductor Industry Risk. The semiconductor industry is highly cyclical and subject to significant fluctuations in demand, pricing pressure, rapid technological change, and substantial capital expenditure requirements. Companies in this industry may experience inventory corrections, production overcapacity, or shifts in end-market demand that adversely affect revenue and profitability. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Automotive Semiconductor Demand Risk. Companies with significant exposure to the automotive semiconductor market are subject to risks arising from changes in vehicle production volumes, the pace of electric vehicle adoption, evolving automotive safety and emissions regulations, and the capital spending decisions of major automotive manufacturers. A slowdown in automotive demand could adversely affect the issuer's revenue and profitability.

Manufacturing and Capital Intensity Risk. Semiconductor manufacturers that operate their own fabrication facilities face substantial capital expenditure requirements, technology transition risks, and the need to maintain high utilization rates to achieve acceptable returns on investment. Failure to successfully execute technology transitions or maintain cost-competitive manufacturing could materially impact the issuer's financial performance.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi ADI 2x Daily ETF

Investment Objective

The Corgi ADI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Analog Devices, Inc. (NASDAQ: ADI) ("Analog Devices" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Analog Devices, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Analog Devices, Inc. ("Analog Devices"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Analog Devices, Inc. As of the date of this Prospectus, Analog Devices, Inc. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Analog Devices, Inc. is a leading global semiconductor company specializing in the design, manufacture, and marketing of analog, mixed-signal, and digital signal processing integrated circuits. The company's products are used in a wide range of applications including industrial automation, automotive systems, communications infrastructure, healthcare instrumentation, and consumer electronics. Analog Devices is known for its high-performance signal processing technology and serves over 100,000 customers worldwide. The company is headquartered in Wilmington, Massachusetts.

Information regarding Analog Devices may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.analog.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Analog Devices, Inc. Information about Analog Devices, Inc. included in this Prospectus is based on the date of this Prospectus. Analog Devices, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Analog Devices Investing Risk. The Fund invests in, and/or has exposure to, securities of Analog Devices, Inc. and is subject to risks associated with its business. Analog Devices operates in the semiconductor industry, which is highly cyclical and subject to significant demand fluctuations. The company's revenue is concentrated in industrial and automotive end markets, which may experience periods of reduced capital spending. Additionally, the company faces integration risks from acquisitions, intense competition from other semiconductor companies, and the need to continually innovate to maintain technology leadership in analog and mixed-signal processing.

Semiconductor Industry Risk. The semiconductor industry is highly cyclical and subject to significant fluctuations in demand, pricing pressure, rapid technological change, and substantial capital expenditure requirements. Companies in this industry may experience inventory corrections, production overcapacity, or shifts in end-market demand that adversely affect revenue and profitability. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Analog and Mixed-Signal Technology Risk. Companies that specialize in analog and mixed-signal semiconductors face risks related to the need for continuous product innovation, potential displacement by digital alternatives, and dependence on the capital spending patterns of industrial and automotive customers. Failure to maintain technology leadership could adversely affect the issuer's competitive position and financial performance.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi WOLF 2x Daily ETF

Investment Objective

The Corgi WOLF 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Wolfspeed, Inc. (NYSE: WOLF) ("Wolfspeed" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Wolfspeed, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Wolfspeed, Inc. ("Wolfspeed"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Wolfspeed, Inc. As of the date of this Prospectus, Wolfspeed, Inc. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Wolfspeed, Inc. is a leading manufacturer of silicon carbide (SiC) semiconductors and power devices used in electric vehicles, renewable energy systems, industrial power conversion, and telecommunications infrastructure. The company produces SiC wafers, power MOSFETs, Schottky diodes, and other wide-bandgap semiconductor components that enable more efficient power conversion at higher voltages and temperatures. Wolfspeed is investing heavily in expanding its silicon carbide manufacturing capacity to meet growing demand from the electric vehicle and clean energy markets. The company is headquartered in Durham, North Carolina.

Information regarding Wolfspeed may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.wolfspeed.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Wolfspeed, Inc. Information about Wolfspeed, Inc. included in this Prospectus is based on the date of this Prospectus. Wolfspeed, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Wolfspeed Investing Risk. The Fund invests in, and/or has exposure to, securities of Wolfspeed, Inc. and is subject to risks associated with its business. Wolfspeed is executing a capital-intensive expansion of its silicon carbide manufacturing capacity, which entails significant execution risk, potential cost overruns, and the possibility that demand may not materialize as expected. The company has a history of operating losses and may continue to incur losses as it scales its manufacturing operations. Additionally, Wolfspeed faces competition from larger semiconductor companies entering the silicon carbide market and risks related to technological changes that could diminish the advantages of SiC over competing materials.

Silicon Carbide Semiconductor Risk. Companies in the silicon carbide semiconductor market face risks related to manufacturing yield challenges, high capital expenditure requirements for new fabrication facilities, competition from alternative wide-bandgap materials such as gallium nitride, and dependence on the pace of electric vehicle and renewable energy adoption. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Electric Vehicle Supply Chain Risk. Companies that supply critical components to the electric vehicle industry are subject to risks arising from changes in government subsidies and incentive programs, fluctuations in electric vehicle production volumes, evolving battery and powertrain technologies, and the capital spending decisions of major automotive manufacturers. A slowdown in EV adoption could adversely affect the issuer's revenue and growth prospects.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi POWI 2x Daily ETF

Investment Objective

The Corgi POWI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Power Integrations, Inc. (NASDAQ: POWI) ("Power Integrations" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Power Integrations, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Power Integrations, Inc. ("Power Integrations"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Power Integrations, Inc. As of the date of this Prospectus, Power Integrations, Inc. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Power Integrations, Inc. designs and markets analog and mixed-signal integrated circuits for high-voltage power conversion. The company's products are used in power supplies for mobile devices, consumer electronics, LED lighting, appliances, industrial systems, and electric vehicles. Power Integrations is a fabless semiconductor company known for its EcoSmart energy-efficient power conversion technology, which helps customers reduce energy consumption and meet efficiency standards worldwide. The company is headquartered in San Jose, California.

Information regarding Power Integrations may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.power.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Power Integrations, Inc. Information about Power Integrations, Inc. included in this Prospectus is based on the date of this Prospectus. Power Integrations, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Power Integrations Investing Risk. The Fund invests in, and/or has exposure to, securities of Power Integrations, Inc. and is subject to risks associated with its business. Power Integrations operates in the power semiconductor market, where revenue is dependent on demand from consumer electronics, appliance, and industrial end markets that may be cyclical. As a fabless semiconductor company, it relies on third-party foundries for manufacturing, which introduces supply chain and quality control risks. Additionally, the company faces competition from larger semiconductor companies and must continually innovate to maintain its leadership in energy-efficient power conversion technology.

Power Semiconductor Risk. Companies in the power semiconductor industry face risks related to cyclical demand from consumer electronics, industrial, and automotive end markets, competitive pressure from larger integrated device manufacturers, and the need for continuous innovation in energy-efficient power conversion technology. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Fabless Manufacturing Risk. Companies that outsource semiconductor fabrication to third-party foundries are subject to risks related to supply constraints, production delays, quality control issues, and dependence on a limited number of manufacturing partners. Disruptions at key foundry partners could adversely affect the issuer's ability to deliver products and meet customer demand.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AOSL 2x Daily ETF

Investment Objective

The Corgi AOSL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Alpha and Omega Semiconductor Limited (NASDAQ: AOSL) ("Alpha and Omega Semiconductor" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Alpha and Omega Semiconductor Limited, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Alpha and Omega Semiconductor Limited ("Alpha and Omega Semiconductor"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Alpha and Omega Semiconductor Limited. As of the date of this Prospectus, Alpha and Omega Semiconductor Limited is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Alpha and Omega Semiconductor Limited designs, develops, and supplies power semiconductors, including metal-oxide-semiconductor field-effect transistors (MOSFETs), insulated-gate bipolar transistors (IGBTs), and power management integrated circuits. The company's products serve computing, consumer electronics, communications, and industrial applications. Alpha and Omega Semiconductor operates a hybrid manufacturing model utilizing both internal fabrication and external foundry partnerships to produce its power semiconductor devices. The company is headquartered in Sunnyvale, California.

Information regarding Alpha and Omega Semiconductor may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.aosmd.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Alpha and Omega Semiconductor Limited. Information about Alpha and Omega Semiconductor Limited included in this Prospectus is based on the date of this Prospectus. Alpha and Omega Semiconductor Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Alpha and Omega Semiconductor Investing Risk. The Fund invests in, and/or has exposure to, securities of Alpha and Omega Semiconductor Limited and is subject to risks associated with its business. The company operates in the competitive power semiconductor market, where pricing pressure and rapid technological change can significantly impact margins and market share. Alpha and Omega Semiconductor's revenue is concentrated in consumer electronics and computing end markets, which may be subject to cyclical demand fluctuations. Additionally, the company's relatively small scale compared to larger competitors may limit its ability to invest in new technologies and manufacturing capacity.

Power Semiconductor Risk. Companies in the power semiconductor industry face risks related to cyclical demand from consumer electronics, computing, and industrial end markets, competitive pressure from larger integrated device manufacturers, and the need for continuous innovation in power management technology. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Small-Cap Semiconductor Risk. Smaller semiconductor companies may have limited financial resources, narrower product lines, and less diversified customer bases compared to larger competitors. These companies may be more vulnerable to competitive pressure, customer concentration, supply chain disruptions, and cyclical downturns in their target markets, potentially resulting in greater volatility in the issuer's financial performance and share price.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi FLEX 2x Daily ETF

Investment Objective

The Corgi FLEX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Flex Ltd. (NASDAQ: FLEX) ("Flex" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Flex Ltd., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Flex Ltd. ("Flex"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Flex Ltd. As of the date of this Prospectus, Flex Ltd. is assigned to the electronics manufacturing services industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Flex Ltd. is a global electronics manufacturing services (EMS) company that provides design, engineering, manufacturing, and supply chain management solutions to original equipment manufacturers across a wide range of industries. The company's services include printed circuit board assembly, system integration, logistics, and after-market services for customers in the automotive, healthcare, industrial, cloud, and consumer electronics sectors. Flex operates manufacturing facilities worldwide and is one of the largest EMS providers globally. The company is headquartered in Singapore.

Information regarding Flex may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.flex.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Flex Ltd. Information about Flex Ltd. included in this Prospectus is based on the date of this Prospectus. Flex Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Flex Investing Risk. The Fund invests in, and/or has exposure to, securities of Flex Ltd. and is subject to risks associated with its business. Flex operates in the electronics manufacturing services industry, which is characterized by thin profit margins, intense competition, and dependence on the outsourcing decisions of large original equipment manufacturers. The company's financial performance is closely tied to the production volumes and product life cycles of its customers, and the loss of a major customer or a reduction in outsourcing could materially affect revenue. Additionally, Flex's global manufacturing footprint exposes it to geopolitical risks, trade disruptions, and currency fluctuations.

Electronics Manufacturing Services Risk. Companies in the EMS industry operate on thin margins and are subject to risks related to customer concentration, fluctuating demand from original equipment manufacturers, intense price competition, and the need to continuously invest in manufacturing capabilities. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Supply Chain and Manufacturing Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on global supply chains and contract manufacturing relationships. The issuer of the Underlying Security provides electronics manufacturing services and relies on procurement of electronic components, raw materials, and logistics networks across multiple geographies. Supply constraints, component shortages, geopolitical disruptions, or increases in input costs could impair production capacity, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, tariffs, or other governmental regulations affecting electronics manufacturing services and cross-border supply chains may limit the issuer's ability to operate in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the electronics manufacturing services industry. The issuer of the Underlying Security may face competition from other contract manufacturers, original equipment manufacturers bringing production in-house, and lower-cost regional competitors. Failure to maintain operational efficiency or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AEVA 2x Daily ETF

Investment Objective

The Corgi AEVA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Aeva Technologies, Inc. (NASDAQ: AEVA) ("Aeva Technologies" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Aeva Technologies, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Aeva Technologies, Inc. ("Aeva Technologies"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Aeva Technologies, Inc. As of the date of this Prospectus, Aeva Technologies, Inc. is assigned to the LiDAR technology industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Aeva Technologies, Inc. develops frequency modulated continuous wave (FMCW) LiDAR sensing technology for applications in autonomous driving, industrial automation, consumer electronics, and security. Unlike conventional time-of-flight LiDAR systems, Aeva's FMCW technology measures both the distance and instantaneous velocity of objects, providing enhanced sensing capabilities. The company is a development-stage enterprise focused on commercializing its sensing platform through partnerships with automotive and industrial customers. The company is headquartered in Mountain View, California.

Information regarding Aeva Technologies may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.aeva.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Aeva Technologies, Inc. Information about Aeva Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Aeva Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Aeva Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Aeva Technologies, Inc. and is subject to risks associated with its business. Aeva is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses as it seeks to commercialize its FMCW LiDAR technology. The company's success depends on its ability to secure commercial partnerships, achieve manufacturing scale, and compete effectively against established LiDAR providers and alternative sensing technologies. There is no assurance that Aeva's technology will achieve widespread commercial adoption, and failure to do so could materially impact the value of the Fund's investment.

LiDAR Technology Risk. Companies in the LiDAR industry face risks related to technological competition from alternative sensing approaches (such as camera-based and radar systems), uncertainty regarding the pace and scale of autonomous vehicle adoption, and the need for significant continued investment in research and development. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Development-Stage Company Risk. The issuer of the Underlying Security may be a development-stage company with limited revenue, an unproven business model, and a history of operating losses. Such companies face heightened risks related to product commercialization, customer adoption, capital requirements, and competitive displacement, any of which could adversely affect the issuer's financial condition and the value of the Fund's investment.

Supply Chain and Manufacturing Scale-Up Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chain development. The issuer of the Underlying Security is a development-stage company that relies on external manufacturers and specialized optical and photonic component suppliers for its FMCW LiDAR sensors. Supply constraints, manufacturing scale-up challenges, component shortages, or increases in input costs could impair product commercialization, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced sensing technologies and LiDAR systems may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the LiDAR and autonomous sensing industries. The issuer of the Underlying Security may face competition from other LiDAR manufacturers, camera- and radar-based sensing providers, and well-capitalized automotive technology companies. Failure to achieve commercial scale or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AEHR 2x Daily ETF

Investment Objective

The Corgi AEHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Aehr Test Systems, Inc. (NASDAQ: AEHR) ("Aehr Test Systems" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Aehr Test Systems, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Aehr Test Systems, Inc. ("Aehr Test Systems"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Aehr Test Systems, Inc. As of the date of this Prospectus, Aehr Test Systems, Inc. is assigned to the semiconductor equipment industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Aehr Test Systems, Inc. designs, manufactures, and sells semiconductor test and burn-in equipment used to ensure the reliability of semiconductor devices before they are shipped to end customers. The company's FOX-P and FOX-XP systems are used for wafer-level test and burn-in of silicon carbide, silicon photonics, and other advanced semiconductor devices. Aehr Test Systems serves customers in the automotive, electric vehicle, telecommunications, and data center markets. The company is headquartered in Fremont, California.

Information regarding Aehr Test Systems may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.aehr.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Aehr Test Systems, Inc. Information about Aehr Test Systems, Inc. included in this Prospectus is based on the date of this Prospectus. Aehr Test Systems, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Aehr Test Systems Investing Risk. The Fund invests in, and/or has exposure to, securities of Aehr Test Systems, Inc. and is subject to risks associated with its business. Aehr operates in the semiconductor equipment market, where revenue can be lumpy and dependent on the capital spending cycles of a small number of large semiconductor manufacturers. The company's growth is closely tied to the adoption of silicon carbide and other advanced semiconductor materials, which may not grow as rapidly as expected. Additionally, Aehr's relatively small size and limited product portfolio make it vulnerable to competitive pressure and customer concentration risk.

Semiconductor Equipment Risk. Companies in the semiconductor equipment industry face risks related to the cyclical nature of semiconductor capital spending, customer concentration, and the need to develop equipment that addresses rapidly evolving semiconductor manufacturing requirements. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Customer Concentration Risk. Semiconductor equipment companies that derive a significant portion of revenue from a small number of customers face heightened risks if any major customer reduces orders, delays capital spending, or shifts to competing equipment suppliers. The loss of a key customer relationship could materially affect the issuer's revenue and financial performance.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi COHU 2x Daily ETF

Investment Objective

The Corgi COHU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Cohu, Inc. (NASDAQ: COHU) ("Cohu" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cohu, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Cohu, Inc. ("Cohu"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Cohu, Inc. As of the date of this Prospectus, Cohu, Inc. is assigned to the semiconductor equipment industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Cohu, Inc. is a leading supplier of semiconductor test and inspection equipment used in the back-end semiconductor manufacturing process. The company's product portfolio includes test handlers, pick-and-place systems, thermal subsystems, test contactors, and vision inspection systems. Cohu serves semiconductor manufacturers, outsourced assembly and test providers, and integrated device manufacturers across the automotive, industrial, mobile, and computing end markets. The company is headquartered in Poway, California.

Information regarding Cohu may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.cohu.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cohu, Inc. Information about Cohu, Inc. included in this Prospectus is based on the date of this Prospectus. Cohu, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Cohu Investing Risk. The Fund invests in, and/or has exposure to, securities of Cohu, Inc. and is subject to risks associated with its business. Cohu operates in the semiconductor test and inspection equipment market, which is highly cyclical and dependent on semiconductor industry capital spending. The company's revenue may fluctuate significantly based on the timing and magnitude of orders from semiconductor manufacturers. Additionally, Cohu faces competition from larger equipment companies and must continually invest in new product development to address evolving test and inspection requirements.

Semiconductor Equipment Risk. Companies in the semiconductor equipment industry face risks related to the cyclical nature of semiconductor capital spending, customer concentration, and the need to develop equipment that addresses rapidly evolving semiconductor manufacturing requirements. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Back-End Semiconductor Equipment Risk. Companies that supply test, assembly, and inspection equipment for back-end semiconductor manufacturing may be particularly sensitive to changes in production volumes, outsourcing trends, and technological shifts in semiconductor packaging and testing methodologies. A slowdown in semiconductor production or a shift to alternative test approaches could adversely affect the issuer's financial performance.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi FORM 2x Daily ETF

Investment Objective

The Corgi FORM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of FormFactor, Inc. (NASDAQ: FORM) ("FormFactor" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with FormFactor, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of FormFactor, Inc. ("FormFactor"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to FormFactor, Inc. As of the date of this Prospectus, FormFactor, Inc. is assigned to the semiconductor equipment industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

FormFactor, Inc. is a leading provider of semiconductor probe cards, test sockets, and analytical probes used to test integrated circuits during the semiconductor manufacturing process. The company's products enable chip designers and manufacturers to test semiconductor devices at the wafer and package level, ensuring performance and reliability before final assembly. FormFactor serves customers across foundry, logic, DRAM, flash, and automotive semiconductor markets. The company is headquartered in Livermore, California.

Information regarding FormFactor may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.formfactor.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of FormFactor, Inc. Information about FormFactor, Inc. included in this Prospectus is based on the date of this Prospectus. FormFactor, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

FormFactor Investing Risk. The Fund invests in, and/or has exposure to, securities of FormFactor, Inc. and is subject to risks associated with its business. FormFactor operates in the semiconductor probe card and test equipment market, where revenue is tied to semiconductor industry production volumes and technology node transitions. The company's business may be adversely affected by delays in semiconductor technology transitions, reduced production at major foundries, or shifts in the mix of semiconductor devices being manufactured. Additionally, FormFactor faces competition from other probe card and test equipment suppliers, and the loss of a major customer could materially impact its financial performance.

Semiconductor Equipment Risk. Companies in the semiconductor equipment industry face risks related to the cyclical nature of semiconductor capital spending, customer concentration, and the need to develop equipment that addresses rapidly evolving semiconductor manufacturing requirements. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Semiconductor Testing Technology Risk. Companies that provide probe cards and test solutions must continuously adapt their products to address new semiconductor technology nodes, device architectures, and testing requirements. Failure to develop products compatible with emerging process technologies or the adoption of alternative test methodologies could adversely affect the issuer's competitive position and revenue.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi HYLN 2x Daily ETF

Investment Objective

The Corgi HYLN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Hyliion Holdings Corp. (NASDAQ: HYLN) ("Hyliion" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Hyliion Holdings Corp., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Hyliion Holdings Corp. ("Hyliion"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Hyliion Holdings Corp. As of the date of this Prospectus, Hyliion Holdings Corp. is assigned to the electric vehicles industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Hyliion Holdings Corp. develops electrified powertrain solutions for Class 8 commercial trucks, targeting the long-haul trucking industry. The company's KARNO generator platform is designed to provide fuel-agnostic power generation for hybrid-electric truck applications, enabling fleets to reduce emissions and fuel costs. Hyliion is a development-stage company focused on commercializing its electrified powertrain technology through partnerships with commercial vehicle OEMs and fleet operators. The company is headquartered in Cedar Park, Texas.

Information regarding Hyliion may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.hyliion.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Hyliion Holdings Corp. Information about Hyliion Holdings Corp. included in this Prospectus is based on the date of this Prospectus. Hyliion Holdings Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Hyliion Investing Risk. The Fund invests in, and/or has exposure to, securities of Hyliion Holdings Corp. and is subject to risks associated with its business. Hyliion is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses. The company's success depends on its ability to commercialize its KARNO generator technology, secure fleet customer adoption, and compete effectively against battery-electric, hydrogen fuel cell, and traditional diesel powertrain alternatives. There is no assurance that Hyliion's technology will achieve commercial scale, and regulatory, technological, or market changes could diminish the demand for its electrified powertrain solutions.

Electric Vehicle and Electrified Powertrain Risk. Companies in the electric vehicle and electrified powertrain industry face risks related to the pace of commercial adoption, changes in government subsidies and emissions regulations, competition from established automotive OEMs, and the need for substantial capital investment in product development and manufacturing. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Development-Stage Company Risk. The issuer of the Underlying Security may be a development-stage company with limited revenue, an unproven business model, and a history of operating losses. Such companies face heightened risks related to product commercialization, customer adoption, capital requirements, and competitive displacement, any of which could adversely affect the issuer's financial condition and the value of the Fund's investment.

Supply Chain and Powertrain Component Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party suppliers and manufacturing partners. The issuer of the Underlying Security relies on specialized suppliers for electrified powertrain components, battery systems, and the KARNO generator platform. Supply constraints, component shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Trade restrictions, tariffs, emissions regulations, or other governmental policies affecting commercial vehicle electrification and alternative powertrain technologies may limit the issuer's ability to operate or sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the commercial vehicle electrification industry. The issuer of the Underlying Security may face competition from established truck OEMs developing electric and hydrogen powertrains, battery-electric truck startups, and alternative fuel technology providers. Failure to achieve commercial adoption or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi SMTC 2x Daily ETF

Investment Objective

The Corgi SMTC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Semtech Corporation (NASDAQ: SMTC) ("Semtech" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Semtech Corporation, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Semtech Corporation ("Semtech"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Semtech Corporation. As of the date of this Prospectus, Semtech Corporation is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Semtech Corporation is a global supplier of analog and mixed-signal semiconductors and advanced algorithms, with particular strength in its LoRa (long-range, low-power) technology platform for Internet of Things (IoT) connectivity. The company's products serve the industrial, enterprise, high-end consumer, and communications end markets. Semtech's product portfolio includes signal integrity, protection, power management, and wireless connectivity solutions used in data centers, mobile infrastructure, and smart city applications. The company is headquartered in Camarillo, California.

Information regarding Semtech may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.semtech.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Semtech Corporation. Information about Semtech Corporation included in this Prospectus is based on the date of this Prospectus. Semtech Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Semtech Investing Risk. The Fund invests in, and/or has exposure to, securities of Semtech Corporation and is subject to risks associated with its business. Semtech operates in the semiconductor industry and is particularly dependent on the adoption of its LoRa IoT connectivity platform, which may face competition from alternative wireless technologies. The company's revenue is concentrated in specialized analog and mixed-signal products that serve cyclical end markets. Additionally, Semtech carries debt from past acquisitions, and servicing this debt may limit the company's financial flexibility and ability to invest in growth opportunities.

Semiconductor Industry Risk. The semiconductor industry is highly cyclical and subject to significant fluctuations in demand, pricing pressure, rapid technological change, and substantial capital expenditure requirements. Companies in this industry may experience inventory corrections, production overcapacity, or shifts in end-market demand that adversely affect revenue and profitability. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

IoT and Wireless Connectivity Risk. Companies whose growth depends on the adoption of Internet of Things (IoT) connectivity technologies face risks related to the pace of IoT deployment, competition from alternative wireless protocols, interoperability challenges, and cybersecurity vulnerabilities. Failure of the IoT market to grow as expected or displacement by competing technologies could adversely affect the issuer's revenue and growth prospects.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi SEDG 2x Daily ETF

Investment Objective

The Corgi SEDG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of SolarEdge Technologies, Inc. (NASDAQ: SEDG) ("SolarEdge Technologies" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SolarEdge Technologies, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of SolarEdge Technologies, Inc. ("SolarEdge Technologies"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to SolarEdge Technologies, Inc. As of the date of this Prospectus, SolarEdge Technologies, Inc. is assigned to the solar energy industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

SolarEdge Technologies, Inc. is a global leader in smart energy technology, providing solar inverters, power optimizers, monitoring systems, and energy storage solutions for residential, commercial, and utility-scale solar installations. The company's DC-optimized inverter technology enables module-level power harvesting and monitoring, improving the energy yield and safety of photovoltaic systems. SolarEdge also manufactures lithium-ion batteries and energy storage systems, and has expanded into electric vehicle powertrain technology. The company is headquartered in Herzliya, Israel.

Information regarding SolarEdge Technologies may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.solaredge.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SolarEdge Technologies, Inc. Information about SolarEdge Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. SolarEdge Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

SolarEdge Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of SolarEdge Technologies, Inc. and is subject to risks associated with its business. SolarEdge operates in the solar energy equipment market, where revenue is highly dependent on government solar incentives, net metering policies, and the pace of solar energy adoption. The company faces intense competition from other inverter and energy storage manufacturers, and changes in trade policies or tariffs on solar equipment could adversely affect its competitiveness. Additionally, SolarEdge's expansion into energy storage and electric vehicle technology introduces execution risk and may require significant capital investment without assured returns.

Solar Energy Industry Risk. Companies in the solar energy industry are subject to risks arising from changes in government incentives, tax credits, net metering policies, and renewable energy mandates that drive solar energy adoption. Reductions in subsidies or unfavorable policy changes could significantly reduce demand for solar equipment. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Energy Storage Technology Risk. Companies that manufacture energy storage systems and batteries face risks related to rapidly evolving battery technology, supply chain constraints for critical materials such as lithium, competitive pressure from larger energy storage providers, and safety and warranty concerns. Technological advances by competitors or shifts in customer preferences could adversely affect the issuer's energy storage business.

Trade Policy and Tariff Risk. Solar energy equipment manufacturers may be adversely affected by changes in international trade policies, tariffs on imported components, and anti-dumping or countervailing duty actions that increase the cost of raw materials and manufactured goods. Such trade policy changes could reduce the issuer's competitive position and profitability.

Supply Chain and Component Sourcing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party suppliers and global supply chains. The issuer of the Underlying Security relies on electronic components, power semiconductor devices, and battery cells for its solar inverters, power optimizers, and energy storage systems. Supply constraints, component shortages, logistics disruptions, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Trade restrictions, tariffs, anti-dumping duties, or other governmental regulations affecting solar energy equipment and energy storage technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the solar energy and energy storage industries. The issuer of the Underlying Security may face competition from other inverter and power optimizer manufacturers, integrated solar module providers, and emerging energy management technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AMPG 2x Daily ETF

Investment Objective

The Corgi AMPG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of AmpliTech Group, Inc. (NASDAQ: AMPG) ("AmpliTech Group" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AmpliTech Group, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of AmpliTech Group, Inc. ("AmpliTech Group"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AmpliTech Group, Inc. As of the date of this Prospectus, AmpliTech Group, Inc. is assigned to the RF technology industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

AmpliTech Group, Inc. designs, develops, and manufactures custom and standard radio frequency (RF) amplifier products and 5G components for use in satellite communications, telecommunications, military and defense systems, medical equipment, and research applications. The company offers low-noise amplifiers, medium-power amplifiers, and specialty microwave components. AmpliTech is a small-cap company focused on the growing demand for high-frequency RF components driven by the expansion of 5G networks and satellite communications systems. The company is headquartered in Bohemia, New York.

Information regarding AmpliTech Group may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amplitechgroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AmpliTech Group, Inc. Information about AmpliTech Group, Inc. included in this Prospectus is based on the date of this Prospectus. AmpliTech Group, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

AmpliTech Group Investing Risk. The Fund invests in, and/or has exposure to, securities of AmpliTech Group, Inc. and is subject to risks associated with its business. AmpliTech is a small-cap company with limited revenue, a narrow product portfolio, and a small customer base. The company's growth depends on the expansion of 5G networks, satellite communications, and defense spending, which may not grow as rapidly as expected. AmpliTech's small scale exposes it to heightened competitive, financial, and operational risks compared to larger, better-capitalized RF component manufacturers.

RF Technology and 5G Risk. Companies in the RF technology industry face risks related to the pace of 5G network deployment, competition from larger component manufacturers, technological obsolescence, and dependence on government defense and satellite communication spending. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Small-Cap Company Risk. The issuer of the Underlying Security is a small-capitalization company, which may have limited financial resources, narrower product lines, less liquid securities, and greater vulnerability to competitive pressure, economic downturns, and operational challenges compared to larger, more established companies. Small-cap companies may also experience greater share price volatility.

Supply Chain and Specialty Component Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on specialized suppliers and limited manufacturing capacity. The issuer of the Underlying Security relies on specialty substrates, RF components, and precision materials for its amplifiers and 5G products. Supply constraints, component shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting RF amplification equipment and 5G telecommunications components may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the RF amplifier and 5G component industries. The issuer of the Underlying Security is a small-cap company that may face competition from larger, well-capitalized RF and microwave component manufacturers, integrated telecommunications equipment providers, and emerging wireless technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi OUST 2x Daily ETF

Investment Objective

The Corgi OUST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Ouster, Inc. (NASDAQ: OUST) ("Ouster" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Ouster, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Ouster, Inc. ("Ouster"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Ouster, Inc. As of the date of this Prospectus, Ouster, Inc. is assigned to the LiDAR technology industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Ouster, Inc. designs and manufactures high-resolution digital LiDAR sensors for use in automotive, industrial automation, robotics, smart infrastructure, and security applications. The company's digital LiDAR technology uses a proprietary system-on-chip architecture to produce compact, high-performance sensors at lower cost points than traditional analog LiDAR systems. Ouster serves a broad range of customers seeking 3D perception capabilities for autonomous systems and intelligent infrastructure. The company is headquartered in San Francisco, California.

Information regarding Ouster may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ouster.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Ouster, Inc. Information about Ouster, Inc. included in this Prospectus is based on the date of this Prospectus. Ouster, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Ouster Investing Risk. The Fund invests in, and/or has exposure to, securities of Ouster, Inc. and is subject to risks associated with its business. Ouster is an early-stage technology company that has generated limited revenue relative to its operating expenses and may continue to incur operating losses. The company operates in the competitive LiDAR market, where it faces competition from both established sensor companies and well-funded startups. Ouster's success depends on achieving cost reductions, scaling manufacturing, and securing design wins with automotive and industrial customers, none of which are guaranteed.

LiDAR Technology Risk. Companies in the LiDAR industry face risks related to technological competition from alternative sensing approaches (such as camera-based and radar systems), uncertainty regarding the pace and scale of autonomous vehicle and industrial automation adoption, and the need for significant continued investment in research and development. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Development-Stage Company Risk. The issuer of the Underlying Security may be a development-stage company with limited revenue, an unproven business model, and a history of operating losses. Such companies face heightened risks related to product commercialization, customer adoption, capital requirements, and competitive displacement, any of which could adversely affect the issuer's financial condition and the value of the Fund's investment.

Supply Chain and Sensor Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturers and component suppliers. The issuer of the Underlying Security relies on CMOS image sensor fabrication, optical components, and contract manufacturing partners for its digital LiDAR sensors. Supply constraints, component shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced sensing technologies and LiDAR systems may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the LiDAR and 3D sensing industries. The issuer of the Underlying Security may face competition from other LiDAR sensor manufacturers, camera- and radar-based perception providers, and large technology companies developing proprietary sensing solutions. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi TE 2x Daily ETF

Investment Objective

The Corgi TE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of T1 Energy, Inc. (NASDAQ: TE) ("T1 Energy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with T1 Energy, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of T1 Energy, Inc. ("T1 Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to T1 Energy, Inc. As of the date of this Prospectus, T1 Energy, Inc. is assigned to the solar energy industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

T1 Energy, Inc. (formerly Mission Solar Energy) is a U.S.-based manufacturer of high-efficiency solar photovoltaic (PV) panels for residential, commercial, and utility-scale installations. The company designs and produces solar modules at its manufacturing facility in San Antonio, Texas, and is focused on expanding domestic solar panel production capacity to serve the growing U.S. solar market. T1 Energy benefits from federal incentives for domestically manufactured solar equipment under the Inflation Reduction Act. The company is headquartered in San Antonio, Texas.

Information regarding T1 Energy may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.t1energy.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of T1 Energy, Inc. Information about T1 Energy, Inc. included in this Prospectus is based on the date of this Prospectus. T1 Energy, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

T1 Energy Investing Risk. The Fund invests in, and/or has exposure to, securities of T1 Energy, Inc. and is subject to risks associated with its business. T1 Energy is a relatively small solar panel manufacturer that faces intense competition from larger domestic and international solar module producers with greater manufacturing scale and lower production costs. The company's revenue and profitability are highly dependent on U.S. government solar incentives, including Inflation Reduction Act manufacturing credits, which could be reduced or eliminated by future legislation. Additionally, T1 Energy faces execution risk in scaling its manufacturing operations and may require additional capital to fund its expansion plans.

Solar Energy Industry Risk. Companies in the solar energy industry are subject to risks arising from changes in government incentives, tax credits, net metering policies, and renewable energy mandates that drive solar energy adoption. Reductions in subsidies or unfavorable policy changes could significantly reduce demand for solar equipment. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Domestic Manufacturing Risk. U.S.-based solar manufacturers face risks related to higher labor and input costs compared to foreign competitors, dependence on government incentives to maintain competitiveness, and the potential for policy changes that reduce domestic manufacturing advantages. Failure to achieve manufacturing scale or cost competitiveness could adversely affect the issuer's financial performance.

Supply Chain and Manufacturing Input Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on raw material suppliers and manufacturing equipment providers. The issuer of the Underlying Security relies on polysilicon, solar-grade glass, encapsulant films, and specialized production equipment for its domestic solar PV panel manufacturing. Supply constraints, raw material shortages, equipment delays, or increases in input costs could impair production capacity, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Tariffs, anti-dumping duties, trade restrictions, or other governmental regulations affecting solar panel components and renewable energy equipment may affect the issuer's cost competitiveness and market access, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the solar photovoltaic manufacturing industry. The issuer of the Underlying Security may face competition from large-scale international solar panel manufacturers, vertically integrated renewable energy companies, and emerging solar cell technologies. Failure to achieve cost parity or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi BB 2x Daily ETF

Investment Objective

The Corgi BB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of BlackBerry Limited (NYSE: BB) ("BlackBerry" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackBerry Limited, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of BlackBerry Limited ("BlackBerry"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to BlackBerry Limited. As of the date of this Prospectus, BlackBerry Limited is assigned to the cybersecurity industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

BlackBerry Limited is a cybersecurity and Internet of Things (IoT) software company that provides intelligent security solutions for enterprises, governments, and embedded systems. The company's product portfolio includes the Cylance AI-powered endpoint security platform, the QNX real-time operating system used in automotive and industrial embedded systems, and the BlackBerry AtHoc crisis communications platform. BlackBerry has transitioned from its legacy smartphone hardware business to focus on enterprise software and IoT security. The company is headquartered in Waterloo, Ontario, Canada.

Information regarding BlackBerry may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.blackberry.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of BlackBerry Limited. Information about BlackBerry Limited included in this Prospectus is based on the date of this Prospectus. BlackBerry Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

BlackBerry Investing Risk. The Fund invests in, and/or has exposure to, securities of BlackBerry Limited and is subject to risks associated with its business. BlackBerry is undergoing a strategic transformation from a hardware company to a software and security company, which introduces significant execution risk. The company's cybersecurity business faces intense competition from larger, better-established security software providers. Additionally, BlackBerry's QNX embedded software business is dependent on the automotive industry's demand for advanced driver-assistance systems and in-vehicle software platforms, which may be subject to cyclical fluctuations and competitive pressure from other embedded operating systems.

Cybersecurity Risk. Companies in the cybersecurity industry face risks related to rapid technological change, the emergence of new threat vectors, intense competition from both established companies and startups, and customer budget constraints that may limit spending on security solutions. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

IoT and Embedded Systems Risk. Companies that provide embedded operating systems and IoT software platforms are subject to risks related to the pace of connected device adoption, competition from open-source alternatives, integration challenges with diverse hardware platforms, and cybersecurity vulnerabilities that could undermine customer confidence. Changes in automotive industry standards or a shift to competing platforms could adversely affect the issuer's embedded systems business.

Supply Chain and Software Infrastructure Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on cloud infrastructure providers and technology partners. The issuer of the Underlying Security relies on data center capacity, third-party cloud platforms, and embedded systems partnerships for its cybersecurity software and QNX IoT platform. Service outages, partner disruptions, infrastructure constraints, or increases in hosting costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, data localization requirements, sanctions, or other governmental regulations affecting cybersecurity software and embedded operating systems may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the cybersecurity and IoT software industries. The issuer of the Underlying Security may face competition from established cybersecurity platforms, automotive-grade embedded OS competitors, and large technology companies expanding into endpoint security and IoT. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi JBL 2x Daily ETF

Investment Objective

The Corgi JBL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Jabil Inc. (NYSE: JBL) ("Jabil" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Jabil Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Jabil Inc. ("Jabil"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Jabil Inc. As of the date of this Prospectus, Jabil Inc. is assigned to the electronics manufacturing services industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Jabil Inc. is a global electronics manufacturing services (EMS) company that provides comprehensive design, manufacturing, and supply chain solutions to original equipment manufacturers across multiple industries. The company's services span product design, engineering, component procurement, printed circuit board assembly, final system assembly, testing, and packaging. Jabil serves customers in the healthcare, automotive, cloud computing, networking, consumer electronics, and industrial sectors, operating over 100 manufacturing facilities worldwide. The company is headquartered in St. Petersburg, Florida.

Information regarding Jabil may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.jabil.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Jabil Inc. Information about Jabil Inc. included in this Prospectus is based on the date of this Prospectus. Jabil Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Jabil Investing Risk. The Fund invests in, and/or has exposure to, securities of Jabil Inc. and is subject to risks associated with its business. Jabil operates in the electronics manufacturing services industry, which is characterized by thin profit margins, significant customer concentration, and dependence on the outsourcing decisions of large technology companies. The company has historically derived a substantial portion of its revenue from a small number of major customers, and the loss of or reduction in orders from any key customer could materially affect financial performance. Additionally, Jabil's global operations expose it to geopolitical risks, trade disruptions, and supply chain challenges.

Electronics Manufacturing Services Risk. Companies in the EMS industry operate on thin margins and are subject to risks related to customer concentration, fluctuating demand from original equipment manufacturers, intense price competition, and the need to continuously invest in manufacturing capabilities. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Customer Concentration Risk. EMS companies that derive a significant portion of revenue from a small number of large customers face heightened risks if any major customer reduces orders, shifts production in-house, or moves to a competing manufacturer. The loss of a key customer relationship could materially affect the issuer's revenue and financial performance.

Supply Chain and Manufacturing Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on global supply chains and diversified manufacturing operations. The issuer of the Underlying Security relies on procurement of electronic components, raw materials, and logistics networks across numerous countries for its electronics manufacturing services. Supply constraints, component shortages, geopolitical disruptions, or increases in input costs could impair production capacity, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, tariffs, or other governmental regulations affecting electronics manufacturing services and cross-border supply chains may limit the issuer's ability to operate in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the electronics manufacturing services and diversified manufacturing industries. The issuer of the Underlying Security may face competition from other contract manufacturers, original equipment manufacturers insourcing production, and lower-cost regional competitors. Failure to maintain operational efficiency or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi RXT 2x Daily ETF

Investment Objective

The Corgi RXT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Rackspace Technology, Inc. (NASDAQ: RXT) ("Rackspace Technology" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rackspace Technology, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Rackspace Technology, Inc. ("Rackspace Technology"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Rackspace Technology, Inc. As of the date of this Prospectus, Rackspace Technology, Inc. is assigned to the cloud computing industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Rackspace Technology, Inc. is a multicloud technology services company that provides managed cloud computing, hosting, and professional services across major public cloud platforms including Amazon Web Services, Microsoft Azure, and Google Cloud. The company offers cloud infrastructure management, data modernization, security services, and application development support to enterprise customers. Rackspace serves businesses seeking to optimize their cloud environments and manage complex multicloud architectures. The company is headquartered in San Antonio, Texas.

Information regarding Rackspace Technology may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rackspace.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rackspace Technology, Inc. Information about Rackspace Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Rackspace Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Rackspace Technology Investing Risk. The Fund invests in, and/or has exposure to, securities of Rackspace Technology, Inc. and is subject to risks associated with its business. Rackspace operates in the highly competitive cloud computing and managed services market, where it faces competition from major cloud providers (AWS, Azure, Google Cloud) that also offer managed services. The company carries significant debt from its leveraged buyout history, which limits financial flexibility and increases vulnerability to economic downturns. Additionally, Rackspace's business model is evolving from traditional managed hosting to multicloud services, which introduces execution risk and may result in customer attrition during the transition.

Cloud Computing Risk. Companies in the cloud computing and managed services industry face risks related to intense competition from major cloud platform providers, rapid technological change, pricing pressure, and the need for continuous investment in infrastructure and service capabilities. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Debt and Leveraged Capital Structure Risk. Companies with significant debt obligations may have limited financial flexibility, higher interest expense, and reduced ability to invest in growth opportunities or respond to competitive pressures. A deterioration in the issuer's financial performance or an increase in interest rates could adversely affect its ability to service debt and maintain operations, potentially leading to significant declines in the value of its equity securities.

Supply Chain and Data Center Infrastructure Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on data center infrastructure and cloud platform partners. The issuer of the Underlying Security relies on server hardware, networking equipment, and hyperscale cloud providers for its managed cloud hosting and multi-cloud services. Supply constraints, hardware shortages, data center capacity limitations, or increases in infrastructure costs could impair service delivery, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Data sovereignty requirements, cross-border data transfer restrictions, sanctions, or other governmental regulations affecting cloud computing and managed hosting services may limit the issuer's ability to operate in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the managed cloud services and multi-cloud hosting industries. The issuer of the Underlying Security may face competition from hyperscale cloud providers, other managed service providers, and enterprises building internal cloud capabilities. Failure to differentiate its services or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi CGNX 2x Daily ETF

Investment Objective

The Corgi CGNX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Cognex Corporation (NASDAQ: CGNX) ("Cognex" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cognex Corporation, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Cognex Corporation ("Cognex"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Cognex Corporation. As of the date of this Prospectus, Cognex Corporation is assigned to the machine vision and industrial automation industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Cognex Corporation is a leading provider of machine vision products and solutions that help manufacturers improve product quality, reduce costs, and optimize production. The company designs, develops, manufactures, and markets machine vision systems, machine vision sensors, and industrial barcode readers used in automated manufacturing processes. Cognex’s products are deployed across a wide range of industries, including automotive, consumer electronics, logistics, food and beverage, and life sciences, to inspect, identify, and guide parts during production and distribution. The company is headquartered in Natick, Massachusetts.

Information regarding Cognex may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.cognex.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cognex Corporation. Information about Cognex Corporation included in this Prospectus is based on the date of this Prospectus. Cognex Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Cognex Investing Risk. The Fund invests in, and/or has exposure to, securities of Cognex Corporation and is subject to risks associated with its business. Cognex operates in the machine vision and industrial automation market, where demand is closely tied to global manufacturing activity and capital expenditure cycles. The company’s revenue may be adversely affected by economic slowdowns, reduced factory automation spending, or shifts in end-market demand. Cognex also faces competition from other machine vision providers and broader industrial automation companies, and its performance depends on continued innovation and successful adoption of new products across diverse industrial applications.

Machine Vision and Industrial Automation Industry Risk. The machine vision and industrial automation industry is subject to cyclical demand patterns tied to global manufacturing activity, capital expenditure budgets, and macroeconomic conditions. Companies in this industry may face reduced demand during economic downturns or periods of manufacturing contraction. Rapid technological change and competition may also erode margins and market share. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Supply Chain and Component Sourcing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party component suppliers and manufacturing partners. The issuer of the Underlying Security relies on image sensors, optical components, specialized processors, and contract manufacturers for its machine vision systems. Supply constraints, component shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, tariffs, or other governmental regulations affecting machine vision and industrial automation technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the machine vision and industrial automation industries. The issuer of the Underlying Security may face competition from other machine vision providers, industrial automation conglomerates integrating vision capabilities, and emerging AI-based inspection technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi ADTN 2x Daily ETF

Investment Objective

The Corgi ADTN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of ADTRAN Holdings, Inc. (NASDAQ: ADTN) ("ADTRAN" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ADTRAN Holdings, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of ADTRAN Holdings, Inc. ("ADTRAN"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to ADTRAN Holdings, Inc. As of the date of this Prospectus, ADTRAN Holdings, Inc. is assigned to the networking and communications equipment industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

ADTRAN Holdings, Inc. is a leading global provider of open, disaggregated networking and communications solutions. The company designs, manufactures, and markets equipment and services for metro optical transport, data center interconnect, and broadband access markets. ADTRAN’s product portfolio includes fiber access platforms, optical networking systems, residential gateways, routers, switches, and cloud-hosted software-as-a-service applications, serving communications service providers, cable operators, enterprises, and government customers across the United States and internationally. ADTRAN is headquartered in Huntsville, Alabama.

Information regarding ADTRAN may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.adtran.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ADTRAN Holdings, Inc. Information about ADTRAN Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. ADTRAN Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

ADTRAN Investing Risk. The Fund invests in, and/or has exposure to, securities of ADTRAN Holdings, Inc. and is subject to risks associated with its business. ADTRAN operates in the highly competitive networking and communications equipment market, where rapid technological change, evolving industry standards, and shifting customer requirements may adversely affect demand for its products and services. The company’s revenue is significantly influenced by the capital expenditure cycles of telecommunications carriers, cable operators, and internet service providers, which can fluctuate based on broader economic conditions, regulatory developments, and the pace of fiber broadband deployment. ADTRAN also faces integration risks from past acquisitions and competition from larger, better-capitalized equipment vendors, and failure to innovate or maintain market share could materially impact the company’s financial performance and the value of the Fund’s investment.

Networking and Communications Equipment Industry Risk. The networking and communications equipment industry is subject to rapid technological change, intense competition, and cyclical demand tied to telecom carrier capital expenditure budgets. Companies in this industry may face reduced demand during periods of slowing broadband buildout, shifting industry standards, or consolidation among service providers. Product obsolescence, pricing pressure, and the emergence of open-source or software-defined alternatives may erode margins and market share. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Telecom Capital Expenditure Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the capital expenditure cycles of telecommunications carriers and broadband service providers. A slowdown in fiber-to-the-premises deployment, reduced government broadband subsidies, or shifts in carrier spending priorities could materially affect the issuer’s revenue and growth trajectory.

Supply Chain and Component Sourcing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party component suppliers and contract manufacturers. The issuer of the Underlying Security relies on semiconductor components, optical modules, and specialized networking hardware for its fiber-optic and broadband access equipment. Supply constraints, component shortages, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced networking technologies may limit the issuer’s ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within the networking and communications equipment industry. The issuer of the Underlying Security may face competition from larger equipment vendors, cloud service providers developing proprietary networking solutions, and emerging open-source alternatives. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi TRGP 2x Daily ETF

Investment Objective

The Corgi TRGP 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Targa Resources Corp. (NYSE: TRGP) ("Targa Resources" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Targa Resources Corp., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Targa Resources Corp. ("Targa Resources"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Targa Resources Corp. As of the date of this Prospectus, Targa Resources Corp. is assigned to the oil and gas midstream industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Targa Resources Corp. is one of the largest independent midstream natural gas and natural gas liquids (NGL) infrastructure companies in North America. The company provides a comprehensive suite of midstream services including natural gas gathering, compression, treating, and processing, as well as NGL fractionation, storage, terminalling, transportation, and export. Targa operates extensive pipeline systems and processing facilities across major U.S. shale basins, including the Permian Basin, and maintains significant fractionation capacity at Mont Belvieu, Texas, as well as a liquefied petroleum gas export terminal. The company is headquartered in Houston, Texas.

Information regarding Targa Resources may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.targaresources.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Targa Resources Corp. Information about Targa Resources Corp. included in this Prospectus is based on the date of this Prospectus. Targa Resources Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Targa Resources Investing Risk. The Fund invests in, and/or has exposure to, securities of Targa Resources Corp. and is subject to risks associated with its business. Targa Resources operates in the midstream energy sector, where revenue and profitability are significantly influenced by commodity prices for natural gas, NGLs, and crude oil, which can fluctuate substantially due to supply and demand dynamics, geopolitical events, and macroeconomic conditions. The company’s capital-intensive business model involves ongoing construction and expansion of pipelines, processing plants, and fractionation facilities, exposing it to project execution risks, cost overruns, and permitting delays. Targa Resources also carries significant financial leverage, which may constrain financial flexibility and increase sensitivity to adverse market conditions or rising interest rates.

Oil and Gas Midstream Industry Risk. The oil and gas midstream industry is subject to commodity price volatility, regulatory and environmental compliance requirements, and cyclical demand tied to upstream exploration and production activity. Companies in this industry face risks from increasingly stringent environmental regulations, pipeline permitting challenges, and shifts in energy policy that may affect the long-term demand for fossil fuel infrastructure. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Commodity Price Sensitivity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in the prices of natural gas, natural gas liquids, and crude oil. A sustained decline in commodity prices could reduce drilling activity in the basins served by the issuer, leading to lower throughput volumes, reduced revenue, and decreased cash flows.

Regulatory and Environmental Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with environmental regulations and energy policy. Federal and state regulations governing methane emissions, pipeline safety, and water discharge may increase operating costs or restrict the issuer’s ability to operate or expand its infrastructure. Changes in energy transition policies or carbon pricing mechanisms could also adversely affect the long-term demand for the issuer’s services.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi EME 2x Daily ETF

Investment Objective

The Corgi EME 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of EMCOR Group, Inc. (NYSE: EME) ("EMCOR" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with EMCOR Group, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of EMCOR Group, Inc. ("EMCOR"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to EMCOR Group, Inc. As of the date of this Prospectus, EMCOR Group, Inc. is assigned to the mechanical and electrical construction and facilities services industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

EMCOR Group, Inc. is a Fortune 500 leader in mechanical and electrical construction services, industrial services, and building and facilities services. The company provides design, installation, operation, and maintenance of complex mechanical and electrical systems, including HVAC, power generation and distribution, fire protection, plumbing, and building automation systems for commercial, industrial, institutional, and government clients. EMCOR operates through more than 100 subsidiaries across approximately 180 locations and serves end markets including data centers, healthcare, transportation, and energy infrastructure. The company is headquartered in Norwalk, Connecticut.

Information regarding EMCOR may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.emcorgroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of EMCOR Group, Inc. Information about EMCOR Group, Inc. included in this Prospectus is based on the date of this Prospectus. EMCOR Group, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

EMCOR Investing Risk. The Fund invests in, and/or has exposure to, securities of EMCOR Group, Inc. and is subject to risks associated with its business. EMCOR’s revenue and profitability depend on the level of construction activity and facilities spending in its end markets, which are sensitive to macroeconomic conditions, interest rates, and public and private capital expenditure budgets. The company’s reliance on fixed-price contracts exposes it to margin compression from unexpected cost increases, labor shortages, or project delays. EMCOR’s decentralized operating model, with over 100 subsidiaries, creates management complexity, and the loss of key customer relationships or failure to win competitive bids could materially affect financial performance.

Construction and Facilities Services Industry Risk. The construction and facilities services industry is highly cyclical and sensitive to macroeconomic conditions, interest rate fluctuations, and government infrastructure spending levels. Companies in this industry face persistent skilled labor shortages, input cost inflation, and competitive bidding pressure that can compress margins. Changes in government funding programs, permitting delays, or a slowdown in commercial and industrial construction activity could adversely affect the demand for services. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Data Center and AI Infrastructure Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s growing exposure to data center construction and AI-related infrastructure buildout. A slowdown in hyperscale data center investment, changes in technology deployment timelines, or reduced demand for specialized mechanical and electrical systems could adversely affect the issuer’s revenue growth and backlog.

Skilled Labor Shortage Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with persistent shortages of skilled tradespeople in the construction and facilities services sectors. An inability to recruit and retain qualified electricians, pipefitters, and other skilled workers could constrain the issuer’s ability to execute on its project backlog, increase labor costs, and reduce profitability.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi DELL 2x Daily ETF

Investment Objective

The Corgi DELL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Dell Technologies Inc. (NYSE: DELL) ("Dell" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Dell Technologies Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Dell Technologies Inc. ("Dell"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Dell Technologies Inc. As of the date of this Prospectus, Dell Technologies Inc. is assigned to the technology hardware, storage and peripherals industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Dell Technologies Inc. is a global technology company that designs, develops, manufactures, markets, sells, and supports a comprehensive portfolio of IT infrastructure solutions, personal computers, and related services. The company’s principal product lines include servers, storage systems, networking equipment, and data protection solutions for enterprise customers, as well as desktops, notebooks, and workstations for commercial and consumer markets. Dell also provides IT consulting, deployment, support, and as-a-service offerings. Following the spin-off of VMware in 2021 and its subsequent acquisition by Broadcom in 2023, Dell no longer holds an ownership stake in VMware. Dell is a leading supplier of AI-optimized server infrastructure to hyperscale cloud providers and enterprises. The company is headquartered in Round Rock, Texas.

Information regarding Dell may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.dell.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Dell Technologies Inc. Information about Dell Technologies Inc. included in this Prospectus is based on the date of this Prospectus. Dell Technologies Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Dell Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Dell Technologies Inc. and is subject to risks associated with its business. Dell operates in the intensely competitive technology hardware and IT infrastructure market, where rapid technological change, commoditization of product categories, and aggressive pricing pressure from competitors may adversely affect margins and market share. The company’s revenue is significantly influenced by enterprise IT spending cycles, which can fluctuate based on broader economic conditions, cloud adoption trends, and corporate budget priorities. Dell’s growing exposure to AI server infrastructure subjects it to demand concentration risk, as a meaningful portion of its revenue growth depends on capital spending by a limited number of hyperscale cloud providers, and any slowdown in AI-related infrastructure investment could materially affect its financial results.

Technology Hardware and IT Infrastructure Industry Risk. The technology hardware, storage and peripherals industry is subject to rapid technological change, intense price competition, short product cycles, and shifting enterprise procurement preferences. Companies in this industry face risks from commoditization, supply chain disruptions, component shortages, and the migration of enterprise workloads to cloud-based services that may reduce demand for on-premises hardware. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

AI Server Infrastructure Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s growing dependence on demand for AI-optimized server infrastructure. A slowdown in hyperscale data center investment, changes in GPU supply allocation, or shifts in enterprise AI adoption timelines could adversely affect the issuer’s revenue growth and backlog in its Infrastructure Solutions Group segment.

Supply Chain and Component Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party component suppliers, including GPU and semiconductor manufacturers. Supply constraints, allocation changes by key suppliers, geopolitical disruptions, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi FISN 2x Daily ETF

Investment Objective

The Corgi FISN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Deep Fission, Inc. (NASDAQ: FISN) ("Deep Fission" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Deep Fission, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Deep Fission, Inc. ("Deep Fission"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Deep Fission, Inc. As of the date of this Prospectus, Deep Fission, Inc. is assigned to the advanced nuclear energy industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Deep Fission, Inc. is an advanced nuclear energy company developing the Gravity Nuclear Reactor™, a small modular pressurized water reactor designed to be deployed in a borehole approximately one mile underground. The company’s technology integrates pressurized water reactor design, geothermal energy transfer systems, and deep borehole drilling techniques derived from oil and gas industry infrastructure. The Gravity Nuclear Reactor uses hydrostatic pressure from a mile-deep water column to support reactor operating pressure and cooling, while geothermal components transfer heat to surface turbines for electricity generation. Deep Fission has secured 15 GW of non-binding letters of intent with strategic power partners and signed a fuel supply agreement with Urenco USA. The company’s first pilot reactor project is planned at the Great Plains Industrial Park in Parsons, Kansas. Deep Fission was founded in 2023 and is headquartered in Berkeley, California.

Information regarding Deep Fission may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.deepfission.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Deep Fission, Inc. Information about Deep Fission, Inc. included in this Prospectus is based on the date of this Prospectus. Deep Fission, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

One Year Performance of the Underlying Security	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Deep Fission Investing Risk. The Fund invests in, and/or has exposure to, securities of Deep Fission, Inc. and is subject to risks associated with its business. Deep Fission is a pre-revenue, early-stage advanced nuclear energy company developing first-of-a-kind reactor technology that has not yet been commercially deployed. The company’s Gravity Nuclear Reactor design requires successful completion of a pilot project, achievement of Nuclear Regulatory Commission licensing and safety approvals, and demonstration of commercial viability, none of which can be assured. The company has a limited operating history, has not generated meaningful revenue, and may require substantial additional capital to fund reactor development, construction, and deployment. There can be no assurance that the company’s technology will perform as expected, that regulatory approvals will be obtained on a timely basis or at all, or that commercial customers will adopt the company’s reactors at the scale contemplated by its non-binding letters of intent.

Advanced Nuclear Energy Industry Risk. The advanced nuclear energy industry is subject to extensive regulatory oversight, long development and licensing timelines, significant capital requirements, and public perception risks. Companies in this industry face risks from changes in government energy policy, nuclear safety regulations, environmental opposition, and permitting delays that may extend development timelines or increase costs. The commercialization of new reactor designs, including small modular reactors and advanced concepts, is inherently uncertain and dependent on successful technology demonstration, regulatory approval, and market acceptance. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Pre-Revenue and Early-Stage Company Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with investing in a company that is in the early stages of commercialization and has not generated significant revenue. The issuer’s ability to achieve profitability depends on the successful development, regulatory approval, and commercial deployment of its reactor technology, which involves substantial execution risk and uncertainty. Early-stage companies may experience extreme stock price volatility, limited analyst coverage, low trading liquidity, and difficulty accessing capital markets on favorable terms.

Nuclear Regulatory and Licensing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the regulatory approval process for nuclear reactor technology. The Nuclear Regulatory Commission’s licensing process for new reactor designs is lengthy, complex, and subject to public comment and potential legal challenge. Delays in obtaining construction permits, operating licenses, or design certifications could significantly extend the issuer’s development timeline and increase costs. Changes in nuclear safety requirements or shifts in government policy toward nuclear energy could also adversely affect the issuer’s prospects.

Technology Demonstration and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s first-of-a-kind reactor technology. The Gravity Nuclear Reactor has not yet been built or operated at any scale, and there can be no assurance that the technology will perform as designed, that construction will be completed on time or within budget, or that the reactor will achieve the safety, reliability, and cost metrics required for commercial viability.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi INIO 2x Daily ETF

Investment Objective

The Corgi INIO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of INNIO Holding GmbH (NASDAQ: INIO) ("INNIO" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with INNIO Holding GmbH, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of INNIO Holding GmbH ("INNIO"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to INNIO Holding GmbH. As of the date of this Prospectus, INNIO Holding GmbH is assigned to the distributed energy solutions industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

INNIO Holding GmbH is a global producer of reciprocating gas engines that convert gaseous fuels,including natural gas, renewable gases, and specialty gases,into electricity, heat, or mechanical compression. The company operates through Equipment and Services segments, serving applications in distributed power generation, data centers, oil and gas compression, marine propulsion, and rail. INNIO’s Jenbacher and Waukesha engine brands are deployed in over 100 countries, providing flexible, decentralized energy solutions for customers transitioning toward lower-carbon power sources. The company is headquartered in Jenbach, Austria.

Information regarding INNIO may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.innio.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Global Select Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of INNIO Holding GmbH. Information about INNIO Holding GmbH included in this Prospectus is based on the date of this Prospectus. INNIO Holding GmbH is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

INNIO Investing Risk. The Fund invests in, and/or has exposure to, securities of INNIO Holding GmbH and is subject to risks associated with its business. INNIO operates in the competitive distributed energy market, where it faces competition from alternative power technologies including solar, wind, battery storage, fuel cells, and gas turbines that may displace demand for reciprocating gas engines. The company’s top five customers account for approximately 39% of revenue, creating meaningful customer concentration risk. INNIO carries significant debt from its leveraged capital structure, and its operating income covers interest expense by only approximately 1.6 times, limiting financial flexibility in a rising interest rate environment.

Distributed Energy and Power Generation Equipment Industry Risk. The distributed energy and power generation equipment industry is subject to competition from renewable energy alternatives, evolving environmental regulations, and cyclical demand tied to industrial capital expenditure budgets. Companies in this industry face risks from shifting government energy policies, carbon pricing mechanisms, and the accelerating global transition away from fossil fuels that could reduce long-term demand for gas-fired power equipment. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Foreign Currency and International Operations Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s significant international operations across multiple currency zones. Fluctuations in foreign exchange rates, particularly the euro relative to the U.S. dollar, may materially affect the issuer’s reported revenues, margins, and competitive positioning in global markets.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AADX 2x Daily ETF

Investment Objective

The Corgi AADX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Applied Aerospace & Defense, Inc. (NYSE: AADX) ("Applied Aerospace" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Applied Aerospace & Defense, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Applied Aerospace & Defense, Inc. ("Applied Aerospace"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Applied Aerospace & Defense, Inc. As of the date of this Prospectus, Applied Aerospace & Defense, Inc. is assigned to the aerospace and defense manufacturing industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Applied Aerospace & Defense, Inc. is a vertically integrated manufacturer of space and defense hardware, providing advanced design, engineering, and manufacturing solutions for leading space and defense technology companies. The company’s products include fuselage components, flight control surfaces, solid rocket motor cases, engine shafts, and precision-machined assemblies serving three primary markets: space and launch systems; defense aviation and airborne systems; and C5ISR and precision strike systems. Applied Aerospace achieved approximately $499 million in revenue in 2025, representing 25% year-over-year growth. The company is headquartered in Huntsville, Alabama.

Information regarding Applied Aerospace may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.appliedaerospace.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Applied Aerospace & Defense, Inc. Information about Applied Aerospace & Defense, Inc. included in this Prospectus is based on the date of this Prospectus. Applied Aerospace & Defense, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Applied Aerospace Investing Risk. The Fund invests in, and/or has exposure to, securities of Applied Aerospace & Defense, Inc. and is subject to risks associated with its business. Approximately 87% of the company’s 2025 revenue was derived from sole-source or single-source contracts, creating extreme customer and contract concentration risk. The company remains unprofitable despite strong revenue growth and faces negative operating cash flow, which may limit reinvestment capacity and increase dependence on external financing. Applied Aerospace’s supply chain is concentrated among a limited number of suppliers, heightening vulnerability to production disruptions, delivery delays, or quality issues at key vendors.

Aerospace and Defense Manufacturing Industry Risk. The aerospace and defense manufacturing industry is capital-intensive and subject to government procurement cycles, defense budget appropriations, and geopolitical dynamics. Companies in this industry face risks from program cancellations, contract re-competitions, technical execution challenges, and shifting government priorities. Regulatory compliance with ITAR, export controls, and security clearance requirements adds operational complexity and cost. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Government Contract and Defense Budget Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s dependence on U.S. government defense and space contracts. Changes in defense spending priorities, sequestration, continuing resolutions, or program cancellations could materially reduce the issuer’s revenue and backlog.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi QNT 2x Daily ETF

Investment Objective

The Corgi QNT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Quantinuum, Inc. (NASDAQ: QNT) ("Quantinuum" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Quantinuum, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Quantinuum, Inc. ("Quantinuum"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Quantinuum, Inc. As of the date of this Prospectus, Quantinuum, Inc. is assigned to the quantum computing industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Quantinuum, Inc. is the world’s largest integrated quantum computing company, formed through the 2021 combination of Honeywell Quantum Solutions and Cambridge Quantum Computing. The company develops end-to-end quantum computing systems based on trapped-ion technology, as well as middleware software, quantum cybersecurity solutions, and quantum chemistry applications. Quantinuum’s H-Series quantum computers have achieved a quantum volume of over 33 million, representing a leading performance benchmark in the industry. The company targets applications across drug discovery, materials science, financial modeling, cryptography, and artificial intelligence. Quantinuum is majority-owned by Honeywell International Inc. and is headquartered in Broomfield, Colorado.

Information regarding Quantinuum may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.quantinuum.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Global Select Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Quantinuum, Inc. Information about Quantinuum, Inc. included in this Prospectus is based on the date of this Prospectus. Quantinuum, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Quantinuum Investing Risk. The Fund invests in, and/or has exposure to, securities of Quantinuum, Inc. and is subject to risks associated with its business. Quantinuum operates in the nascent quantum computing industry, where the technology has not yet achieved the scale, error correction, or cost efficiency required for broad commercial adoption. The company is pre-profit and has generated limited revenue relative to its research and development expenditures, and there can be no assurance that quantum computing will achieve commercially viable performance within the timeframes contemplated by the company or the market. Quantinuum’s trapped-ion architecture competes against multiple alternative approaches,including superconducting, neutral atom, photonic, and silicon-based quantum systems,and there is no guarantee that trapped-ion technology will prove to be the most scalable or commercially successful approach.

Quantum Computing Industry Risk. The quantum computing industry is in an early stage of development and is subject to fundamental technological uncertainty, intense competition among competing architectures, long commercialization timelines, and significant capital requirements. Practical quantum advantage over classical computing has not yet been consistently demonstrated for commercially relevant applications. Companies in this industry face risks from rapidly evolving technology standards, limited near-term revenue opportunities, and the possibility that quantum computing may not achieve the performance or economic viability needed for widespread adoption. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Technology Architecture Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer’s trapped-ion quantum computing architecture may not prove to be the most commercially viable or scalable approach. Competing architectures, including superconducting qubits, neutral atoms, and photonic systems, are being developed by well-capitalized competitors, and breakthroughs in alternative approaches could render the issuer’s technology less competitive.

Honeywell Ownership Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with Honeywell International Inc.’s majority ownership stake in the issuer. Honeywell’s decisions regarding its ownership interest, including potential sales of shares, spin-off transactions, or changes in strategic support, could materially affect the trading price and liquidity of the Underlying Security.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi LFTO 2x Daily ETF

Investment Objective

The Corgi LFTO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Liftoff Mobile, Inc. (NASDAQ: LFTO) ("Liftoff Mobile" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Liftoff Mobile, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Liftoff Mobile, Inc. ("Liftoff Mobile"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Liftoff Mobile, Inc. As of the date of this Prospectus, Liftoff Mobile, Inc. is assigned to the mobile advertising technology industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Liftoff Mobile, Inc. (NASDAQ: LFTO) ("Liftoff Mobile") is an AI-powered mobile advertising technology company that operates a unified demand-side platform (DSP) and supply-side platform (SSP), serving as a growth and monetization engine for the mobile app economy. The company’s proprietary Cortex neural network engine drives predictive targeting and bidding optimization across its platform, which connects to approximately 1.4 billion daily active users worldwide through SDK integrations in over 140,000 apps. Liftoff Mobile generates revenue from mobile app advertisers seeking profitable user acquisition and from app publishers monetizing their ad inventory. The company is majority controlled by Blackstone post-IPO and is headquartered in Redwood City, California.

Information regarding Liftoff Mobile may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.liftoff.io), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Global Select Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Liftoff Mobile, Inc. Information about Liftoff Mobile, Inc. included in this Prospectus is based on the date of this Prospectus. Liftoff Mobile, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Liftoff Mobile Investing Risk. The Fund invests in, and/or has exposure to, securities of Liftoff Mobile, Inc. and is subject to risks associated with its business. Liftoff Mobile operates in the intensely competitive mobile advertising technology market, where it faces competition from large walled-garden platforms including Google, Meta, Apple, and Amazon, as well as independent ad tech competitors such as AppLovin. The company carries substantial indebtedness with total liabilities of approximately $2.37 billion, and its business depends on the continued growth of mobile app advertising spending and the availability of user data for targeting. Liftoff Mobile’s customers can terminate their relationships on as little as two days’ notice, creating meaningful revenue concentration risk. Blackstone retains majority voting control of the company post-IPO, which may limit minority shareholders’ ability to influence corporate decisions.

Mobile Advertising Technology Risk. The mobile advertising technology industry is subject to rapid technological change, evolving privacy regulations, and intense competition from large platform operators with proprietary ecosystems. Changes in mobile operating system policies by Apple or Google, including restrictions on device identifiers, user tracking, and data collection, could materially impair the effectiveness of programmatic advertising platforms. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Platform Dependency and Privacy Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s dependence on the Apple iOS and Google Android mobile operating system ecosystems. Policy changes by Apple or Google affecting user data collection, advertising attribution, or app distribution could materially reduce the effectiveness of the issuer’s advertising platform and adversely affect its revenue and competitive position.

Controlling Shareholder Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with concentrated ownership and voting control. Blackstone retains majority voting control of the issuer following its initial public offering, which may limit the ability of other shareholders to influence corporate governance, executive compensation, or strategic decisions. The interests of the controlling shareholder may not always align with those of other shareholders or the Fund.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi EROC 2x Daily ETF

Investment Objective

The Corgi EROC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of ERock, Inc. (NYSE: EROC) ("ERock" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ERock, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of ERock, Inc. ("ERock"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to ERock, Inc. As of the date of this Prospectus, ERock, Inc. is assigned to the distributed natural gas power generation industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

ERock, Inc. (NYSE: EROC) ("ERock") is a vertically integrated company that designs, deploys, operates, and maintains multi-purpose distributed natural gas power systems for data centers, utilities, and large commercial and industrial businesses. The company’s proprietary, low-emission, quick-response natural gas generators and embedded software technology serve bridge (prime-to-backup) power, backup (resiliency) power, and dispatchable (flexible capacity) power applications. ERock provides turnkey services spanning the full asset lifecycle, from site development and engineering through operations, maintenance, and asset management, across nine U.S. states. The company is headquartered in Houston, Texas.

Information regarding ERock may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.enchantedrock.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ERock, Inc. Information about ERock, Inc. included in this Prospectus is based on the date of this Prospectus. ERock, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

ERock Investing Risk. The Fund invests in, and/or has exposure to, securities of ERock, Inc. and is subject to risks associated with its business. ERock operates in the emerging distributed energy generation market and has incurred significant operating losses since inception, with no assurance that it will achieve or sustain profitability. The company’s revenue is concentrated among a limited number of customers, with the top three customers accounting for approximately 62% of recent quarterly revenue. ERock has identified material weaknesses in its internal control over financial reporting, which could impair the accuracy of its financial statements and investor confidence. The company’s business depends on timely installations and is subject to construction delays, utility interconnection issues, fuel supply disruptions, and cost overruns.

Distributed Power Generation Industry Risk. The distributed power generation industry is subject to competition from traditional utilities, renewable energy providers, diesel generator manufacturers, and emerging technologies including fuel cells and small modular nuclear reactors. Companies in this industry face risks from shifting government energy policies, environmental regulations, permitting delays, and changes in utility interconnection requirements. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Data Center Power Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s growing dependence on demand for data center power infrastructure. A slowdown in data center construction, changes in power procurement preferences by hyperscale operators, or shifts toward alternative power sources could adversely affect the issuer’s order backlog and revenue growth.

Regulatory and Environmental Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with environmental regulations, emissions standards, and energy policy changes. The issuer’s natural gas-powered systems are subject to federal, state, and local environmental regulations, and more restrictive emissions standards or a shift in government policy favoring electrification over natural gas could adversely affect demand for the issuer’s products and services.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi SWMR 2x Daily ETF

Investment Objective

The Corgi SWMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Swarmer, Inc. (NASDAQ: SWMR) ("Swarmer" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Swarmer, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Swarmer, Inc. ("Swarmer"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Swarmer, Inc. As of the date of this Prospectus, Swarmer, Inc. is assigned to the drone autonomy and defense technology industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Swarmer, Inc. (NASDAQ: SWMR) ("Swarmer") is a drone autonomy software company that develops AI-powered platforms enabling unmanned aerial vehicles to operate autonomously and in coordinated swarms. A single operator can control hundreds of drones using Swarmer’s platform, which includes the STYX AI command and control system, the MINAS autonomy and collaboration AI engine, and the TRIDENT embedded drone operating system. The company’s technology has been deployed in over 100,000 real-world missions and was the first Ukrainian defense technology company to complete an initial public offering on a U.S. exchange. Swarmer is headquartered in Austin, Texas.

Information regarding Swarmer may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.swarmer.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Capital Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Swarmer, Inc. Information about Swarmer, Inc. included in this Prospectus is based on the date of this Prospectus. Swarmer, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Swarmer Investing Risk. The Fund invests in, and/or has exposure to, securities of Swarmer, Inc. and is subject to risks associated with its business. Swarmer is a near pre-revenue, early-stage company with minimal revenue generation and significant operating losses. The company’s business is heavily dependent on demand from military and defense customers, with revenue historically concentrated among a very limited number of counterparties. Swarmer’s competitive position depends on its ability to maintain technological advantages in drone autonomy software against well-funded competitors including Anduril Industries and Shield AI, which offer vertically integrated hardware and software solutions. The company’s business is subject to significant geopolitical risk, as its technology was initially deployed and proven in the Ukraine conflict, and changes in geopolitical conditions could materially affect demand.

Defense Technology Risk. The defense technology industry is subject to unpredictable government procurement cycles, shifting defense priorities, and concentrated customer bases. Companies in this industry face risks from budget sequestration, changes in military doctrine, export control restrictions, and the loss of key government contracts. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund’s net asset value and market price.

Pre-Revenue and Early-Stage Company Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with investing in a company that has generated minimal revenue and has a limited operating history as a public company. The issuer’s ability to achieve profitability depends on winning and executing on defense and commercial contracts at scale, which involves substantial execution risk and uncertainty. Early-stage companies may experience extreme stock price volatility, limited analyst coverage, low trading liquidity, and difficulty accessing capital markets on favorable terms.

Geopolitical and Conflict Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s business being significantly influenced by active military conflicts and geopolitical developments. A cessation or de-escalation of conflicts in which the issuer’s technology is deployed could reduce near-term demand, while an escalation could create operational and supply chain challenges. Changes in U.S. foreign policy, defense export regulations, or international sanctions could also materially affect the issuer’s ability to sell its products.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi MX 2x Daily ETF

Investment Objective

The Corgi MX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Magnachip Semiconductor Corporation (NYSE: MX) ("Magnachip" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Magnachip Semiconductor Corporation, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Magnachip Semiconductor Corporation ("Magnachip"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to Magnachip Semiconductor Corporation. As of the date of this Prospectus, Magnachip Semiconductor Corporation is assigned to the power semiconductors industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change to the Fund’s 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Magnachip Semiconductor Corporation (NYSE: MX) ("Magnachip") is a designer and manufacturer of analog and mixed-signal power semiconductor platform solutions. The company operates as a pure-play power semiconductor company through two segments: Power Analog Solutions (PAS), which produces discrete power devices including MOSFETs and IGBTs, and Power IC (PIC), which provides integrated power management circuits. Magnachip serves industrial, automotive, communication, consumer, and computing end markets and is headquartered in Cheongju, South Korea.

Information regarding Magnachip may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.magnachip.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Magnachip Semiconductor Corporation. Information about Magnachip Semiconductor Corporation included in this Prospectus is based on the date of this Prospectus. Magnachip Semiconductor Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Magnachip Investing Risk. The Fund invests in, and/or has exposure to, securities of Magnachip Semiconductor Corporation and is subject to risks associated with its business. Magnachip operates in the intensely competitive power semiconductor market, where it faces pricing pressure from larger, better-capitalized competitors as well as aggressive competition from Chinese and Taiwanese manufacturers. The company’s top ten customers account for approximately 74% of Power Analog Solutions revenue, creating significant customer concentration risk. Magnachip has reported operating losses in recent periods and faces challenges related to limited manufacturing scale relative to larger competitors. As a South Korea-headquartered company with a significant Korean won cost base and U.S. dollar-denominated revenue, Magnachip is exposed to material foreign currency fluctuation risk.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Foreign Currency and International Operations Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer’s significant international operations and foreign currency exposure. Fluctuations in foreign exchange rates, particularly the Korean won relative to the U.S. dollar, may materially affect the issuer’s reported revenues, margins, and competitive positioning in global markets.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi MXL 2x Daily ETF

Investment Objective

The Corgi MXL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of MaxLinear, Inc. (NASDAQ: MXL) ("MaxLinear" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with MaxLinear, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of MaxLinear, Inc. ("MaxLinear"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to MaxLinear, Inc. As of the date of this Prospectus, MaxLinear, Inc. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

MaxLinear, Inc. (NASDAQ: MXL) ("MaxLinear") is a designer, developer, and marketer of a broad range of radio frequency (RF), analog, digital, and mixed-signal integrated circuits for connectivity and access, wired and wireless infrastructure, and industrial and multi-market applications. The company's semiconductor solutions enable multi-gigabit connectivity across data center optical interconnects, broadband access (fiber, cable, DSL), Wi-Fi, wireless infrastructure (4G/5G backhaul), and enterprise storage. MaxLinear serves telecom operators, enterprise OEMs, and hyperscale data center customers worldwide. The company is headquartered in Carlsbad, California.

Information regarding MaxLinear may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.maxlinear.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of MaxLinear, Inc. Information about MaxLinear, Inc. included in this Prospectus is based on the date of this Prospectus. MaxLinear, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

MaxLinear Investing Risk. The Fund invests in, and/or has exposure to, securities of MaxLinear, Inc. and is subject to risks associated with its business. MaxLinear operates in the intensely competitive semiconductor industry, where it faces competition from significantly larger and better-capitalized companies including Broadcom, Marvell Technology, and Credo Technology in data center optical interconnect and broadband access markets. The company is executing a strategic pivot from legacy broadband products toward AI-driven data center optical interconnect solutions, and failure to successfully execute this transition could undermine its growth trajectory. MaxLinear's revenue depends on winning competitive design slots with a limited number of large OEMs and telecom operators, creating customer concentration and design-win dependency risk. Average selling price erosion in maturing broadband and access markets may compress margins.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Data Center Optical Interconnect Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's growing dependence on demand for high-speed optical interconnect solutions in AI and hyperscale data centers. A slowdown in data center capital expenditure, shifts in optical interconnect technology standards, or increased competition from larger semiconductor companies could adversely affect the issuer's revenue growth and market position.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi PENG 2x Daily ETF

Investment Objective

The Corgi PENG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Penguin Solutions, Inc. (NASDAQ: PENG) ("Penguin Solutions" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Penguin Solutions, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Penguin Solutions, Inc. ("Penguin Solutions"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Penguin Solutions, Inc. As of the date of this Prospectus, Penguin Solutions, Inc. is assigned to the AI and high-performance computing infrastructure industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Penguin Solutions, Inc. (NASDAQ: PENG) ("Penguin Solutions") is a technology company that designs, builds, deploys, and manages enterprise solutions worldwide across three segments: Advanced Computing (AI/HPC infrastructure and Altus servers), Integrated Memory (Zefr memory modules, SSDs, and NVMe products), and Optimized LED (Cree LED brand). The company also offers Stratus fault-tolerant computing solutions for data center and edge environments and provides procurement, logistics, and supply chain services to OEM, enterprise, and government customers. Penguin Solutions is headquartered in Fremont, California.

Information regarding Penguin Solutions may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.penguinsolutions.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Penguin Solutions, Inc. Information about Penguin Solutions, Inc. included in this Prospectus is based on the date of this Prospectus. Penguin Solutions, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Penguin Solutions Investing Risk. The Fund invests in, and/or has exposure to, securities of Penguin Solutions, Inc. and is subject to risks associated with its business. Penguin Solutions operates across multiple technology segments including AI/HPC infrastructure, memory products, and LED solutions, creating integration and execution complexity. The company faces intense competition from significantly larger and better-capitalized companies including Dell Technologies, NVIDIA, and Intel in its computing infrastructure markets. Penguin Solutions' margins are below industry peers, and the company's revenue growth has historically been cyclical, tied to memory and semiconductor market conditions. Customer and contract concentration in government and enterprise segments may create revenue volatility.

AI and High-Performance Computing Infrastructure Risk. The AI and high-performance computing infrastructure industry is subject to rapid technological change, intense competition, and cyclical demand tied to enterprise and government IT spending budgets. Companies in this industry face risks from shifts in computing architecture preferences, changes in cloud adoption patterns, and the emergence of competing hardware platforms. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Memory and Semiconductor Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the highly cyclical memory and semiconductor markets. The issuer derives a significant portion of its revenue from memory products, which are subject to volatile pricing, inventory fluctuations, and demand swings that may adversely affect the issuer's revenues, margins, and financial performance.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi HIMX 2x Daily ETF

Investment Objective

The Corgi HIMX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Himax Technologies, Inc. (NASDAQ: HIMX) ("Himax" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Himax Technologies, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Himax Technologies, Inc. ("Himax"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Himax Technologies, Inc. As of the date of this Prospectus, Himax Technologies, Inc. is assigned to the semiconductors industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Himax Technologies, Inc. (NASDAQ: HIMX) ("Himax") is a leading global fabless semiconductor company dedicated to display imaging processing technologies. The company designs and supplies display driver ICs, timing controllers, and touch-and-display driver integration (TDDI) solutions used across televisions, monitors, laptops, mobile phones, tablets, automotive displays, and industrial applications. Himax is the global market share leader in automotive display driver technology and is expanding into silicon photonics and AI-related sensing. The company is headquartered in Tainan City, Taiwan.

Information regarding Himax may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.himax.com.tw), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Himax Technologies, Inc. Information about Himax Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Himax Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Himax Investing Risk. The Fund invests in, and/or has exposure to, securities of Himax Technologies, Inc. and is subject to risks associated with its business. Himax operates in the intensely competitive display driver IC market, where it faces pricing pressure from larger integrated chip makers and aggressive competition from Taiwanese and Chinese semiconductor companies. The company's revenue is concentrated among a limited number of large panel manufacturers in China, South Korea, and Taiwan, creating significant customer concentration risk. Himax's net profit margins have declined in recent periods due to competitive pricing pressure and softening demand in certain display end markets. As a Taiwan-headquartered fabless semiconductor company, Himax is exposed to geopolitical risks related to cross-strait tensions and dependence on third-party foundries for manufacturing.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Foreign Currency and International Operations Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's significant international operations and foreign currency exposure. Fluctuations in foreign exchange rates, particularly the New Taiwan dollar and Chinese yuan relative to the U.S. dollar, may materially affect the issuer's reported revenues, margins, and competitive positioning in global markets.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi GRAL 2x Daily ETF

Investment Objective

The Corgi GRAL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of GRAIL, Inc. (NASDAQ: GRAL) ("GRAIL" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GRAIL, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of GRAIL, Inc. ("GRAIL"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to GRAIL, Inc. As of the date of this Prospectus, GRAIL, Inc. is assigned to the genomics and multi-cancer early detection industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

GRAIL, Inc. (NASDAQ: GRAL) ("GRAIL") is a commercial-stage healthcare company pioneering multi-cancer early detection (MCED) through its proprietary targeted methylation-based genomics platform. The company's flagship Galleri blood test can detect a cancer signal from over 50 types of cancer with a single blood draw, including many cancers for which no recommended screening tests currently exist, such as pancreatic, ovarian, esophageal, and liver cancers. GRAIL was spun off from Illumina, Inc. in June 2024 and is headquartered in Menlo Park, California.

Information regarding GRAIL may be obtained from publicly available sources, including, but not limited to, the company's website (https://grail.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of GRAIL, Inc. Information about GRAIL, Inc. included in this Prospectus is based on the date of this Prospectus. GRAIL, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

GRAIL Investing Risk. The Fund invests in, and/or has exposure to, securities of GRAIL, Inc. and is subject to risks associated with its business. GRAIL is a commercial-stage genomics company with significant operating losses and no clear near-term path to profitability, having reported a net loss of approximately $408 million in fiscal year 2025. The company's flagship Galleri multi-cancer early detection test is pending FDA premarket approval, and clinical trial results have been mixed, creating significant regulatory uncertainty. Medicare reimbursement for multi-cancer early detection tests has been authorized but is not effective until 2028 and is contingent on FDA approval. GRAIL faces competition from well-funded liquid biopsy companies and the risk that its genomics platform may not achieve the clinical sensitivity and specificity required for widespread adoption.

Genomics and Cancer Diagnostics Risk. The genomics and multi-cancer early detection industry is subject to rapid technological evolution, complex regulatory requirements, uncertain reimbursement pathways, and intense competition among diagnostic companies and large healthcare conglomerates. Companies in this industry face risks from changing clinical guidelines, evolving standards of care, and the emergence of competing diagnostic technologies. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Regulatory Approval and Clinical Trial Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the regulatory approval process for medical diagnostic products. The FDA's review and approval process for premarket approval applications is lengthy, complex, and inherently uncertain. Mixed or unfavorable clinical trial results, delays in obtaining approvals, or the imposition of post-marketing requirements could significantly extend the issuer's path to full commercialization and adversely affect its financial condition.

Reimbursement and Market Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare reimbursement and market adoption. The issuer's ability to achieve widespread commercial adoption depends on obtaining favorable coverage and reimbursement decisions from Medicare and private insurers, which are subject to regulatory timelines, clinical evidence requirements, and cost-effectiveness assessments. Delays or unfavorable reimbursement decisions could materially limit the issuer's revenue growth.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi UMAC 2x Daily ETF

Investment Objective

The Corgi UMAC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Unusual Machines, Inc. (NYSE American: UMAC) ("Unusual Machines" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Unusual Machines, Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Unusual Machines, Inc. ("Unusual Machines"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Unusual Machines, Inc. As of the date of this Prospectus, Unusual Machines, Inc. is assigned to the drone components and unmanned aerial systems industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Unusual Machines, Inc. (NYSE American: UMAC) ("Unusual Machines") is a United States-based manufacturer and supplier of drone components and small unmanned aerial systems (sUAS), specializing in NDAA-compliant first-person-view (FPV) drone parts including flight controllers, electronic speed controllers, motors, batteries, and FPV headsets. The company also retails FPV drones through its Rotor Riot e-commerce platform and acquired Upgrade Energy for battery and power systems. Unusual Machines is positioned as a domestic component supplier for Blue UAS platforms supporting U.S. defense programs. The company is headquartered in Orlando, Florida.

Information regarding Unusual Machines may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.unusualmachines.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the NYSE American LLC ("NYSE American"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Unusual Machines, Inc. Information about Unusual Machines, Inc. included in this Prospectus is based on the date of this Prospectus. Unusual Machines, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Unusual Machines Investing Risk. The Fund invests in, and/or has exposure to, securities of Unusual Machines, Inc. and is subject to risks associated with its business. Unusual Machines is an early-stage company with a limited operating history and recent operating losses. The company's revenue is heavily dependent on U.S. government and defense procurement cycles, and its business is significantly influenced by government policy decisions regarding domestic drone manufacturing requirements. The global drone market is dominated by DJI, which holds approximately 70% market share, and domestic alternatives are still in the early stages of scaling. Unusual Machines faces execution risk from rapid scaling and acquisition integration as it grows from a small revenue base.

Drone Components and Unmanned Aerial Systems Risk. The drone components and unmanned aerial systems industry is subject to rapidly evolving government procurement policies, shifting defense priorities, and intense competition from both domestic and international manufacturers. Companies in this industry face risks from changes in NDAA compliance requirements, shifts in U.S. defense spending, and the dominance of foreign manufacturers in the global drone market. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Early-Stage Company and Scaling Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with investing in a company that is in the early stages of scaling its operations. The issuer has a limited operating history, has reported operating losses, and faces significant execution risk as it scales manufacturing capacity, integrates acquisitions, and builds out its supply chain. Early-stage companies may experience extreme stock price volatility, limited analyst coverage, and difficulty accessing capital markets on favorable terms.

Government Contract and Defense Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on U.S. government defense procurement and policy decisions. Changes in defense spending priorities, NDAA compliance requirements, or domestic manufacturing mandates could materially affect demand for the issuer's products. Government contracts are subject to competitive bidding, funding appropriations, and potential cancellation or modification at the government's discretion.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi ERIC 2x Daily ETF

Investment Objective

The Corgi ERIC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Telefonaktiebolaget LM Ericsson (NASDAQ: ERIC) ("Ericsson" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Telefonaktiebolaget LM Ericsson, the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Telefonaktiebolaget LM Ericsson ("Ericsson"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Telefonaktiebolaget LM Ericsson. As of the date of this Prospectus, Telefonaktiebolaget LM Ericsson is assigned to the communications equipment industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Telefonaktiebolaget LM Ericsson (NASDAQ: ERIC) ("Ericsson") is a global provider of mobile connectivity solutions to communications service providers, enterprises, and the public sector. The company designs, develops, and sells 5G and 4G radio access network infrastructure, cloud-native core network software, managed services, and enterprise wireless solutions. Ericsson operates through four segments: Networks, Cloud Software and Services, Enterprise, and Other, serving customers in approximately 180 countries. The company is headquartered in Stockholm, Sweden.

Information regarding Ericsson may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ericsson.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Telefonaktiebolaget LM Ericsson. Information about Telefonaktiebolaget LM Ericsson included in this Prospectus is based on the date of this Prospectus. Telefonaktiebolaget LM Ericsson is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Ericsson Investing Risk. The Fund invests in, and/or has exposure to, securities of Telefonaktiebolaget LM Ericsson and is subject to risks associated with its business. Ericsson operates in the intensely competitive communications equipment market, where it faces competition from Nokia, Huawei, and Samsung, each of which may offer aggressive pricing or more comprehensive product portfolios. The company's revenue is significantly influenced by telecom operator capital spending cycles, which are inherently cyclical and may fluctuate based on 5G deployment timelines, government spectrum policy, and broader economic conditions. Ericsson derives a meaningful portion of its revenue from a limited number of large telecom operators, creating customer concentration risk. As a Sweden-headquartered company with global operations, Ericsson is exposed to material foreign currency fluctuation risk and geopolitical developments affecting international trade in telecommunications equipment.

Communications Equipment Industry Risk. The communications equipment industry is subject to rapid technological change, intense price competition, long sales cycles tied to carrier capital expenditure budgets, and shifting government procurement policies. Companies in this industry face risks from the cyclical nature of telecom infrastructure investment, the emergence of competing network architectures such as Open RAN, and geopolitical restrictions on equipment vendors. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

5G and Telecom Capital Expenditure Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the pace and timing of global 5G network deployments. A slowdown in telecom operator capital spending, delays in spectrum allocation, or shifts in network investment priorities could adversely affect the issuer's order intake and revenue growth.

Foreign Currency and International Operations Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's significant international operations across multiple currency zones. Fluctuations in foreign exchange rates, particularly the Swedish krona, euro, and emerging market currencies relative to the U.S. dollar, may materially affect the issuer's reported revenues, margins, and competitive positioning in global markets.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi ADEA 2x Daily ETF

Investment Objective

The Corgi ADEA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Adeia Inc. (NASDAQ: ADEA) ("Adeia" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Adeia Inc., the Underlying Security, or any of its respective affiliates. The Fund will lose money if the Underlying Security's performance is flat over time, and because of daily rebalancing, the Underlying Security's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying Security's performance increases over a period longer than a single day.

Important Information About the Fund

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]	%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Adeia Inc. ("Adeia"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Adeia Inc. As of the date of this Prospectus, Adeia Inc. is assigned to the application software industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Adeia Inc. (NASDAQ: ADEA) ("Adeia") is a technology company focused on intellectual property licensing and technology solutions. The company licenses its innovations across two primary segments: Media, which includes technologies for content discovery, personalized entertainment experiences, and digital rights management; and Semiconductor, which includes foundational patents in hybrid bonding and advanced semiconductor packaging technologies used by major chipmakers. Adeia generates substantially all of its revenue from intellectual property licensing royalties and related agreements. The company was formerly known as Xperi Holding Corporation and is headquartered in San Jose, California.

Information regarding Adeia may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.adeia.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Adeia Inc. Information about Adeia Inc. included in this Prospectus is based on the date of this Prospectus. Adeia Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying Security's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Hypothetical Annualized Underlying Security Performance	Two times (2x) the Hypothetical Return	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Early Close/Trading Halt Risk. An exchange or market may close early or halt trading in the Underlying Security or in a Fund's shares due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. In such circumstances, the Fund may be unable to execute portfolio transactions, rebalance its portfolio at or near the close, or accurately price its investments. Because each Fund seeks daily leveraged exposure measured to the close of regular trading, an early close or halt may impair the Fund's ability to maintain target exposure and may disrupt the creation/redemption process. As a result, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Adeia Investing Risk. The Fund invests in, and/or has exposure to, securities of Adeia Inc. and is subject to risks associated with its business. Adeia generates substantially all of its revenue from intellectual property licensing royalties, which are dependent on the company's ability to negotiate, maintain, and enforce licensing agreements with a limited number of large technology companies. The loss or renegotiation of any major licensing agreement, or a decline in the royalty rates achieved, could materially reduce the company's revenue and profitability. Adeia's semiconductor IP portfolio, including hybrid bonding and advanced packaging patents, is subject to risks related to the pace of adoption of these technologies by chipmakers and the emergence of competing or alternative packaging technologies. The company's media segment faces risks from changing content distribution models, competition from larger technology platforms, and shifts in consumer viewing behavior. Adeia is also subject to litigation risk, as its business model relies on the enforceability of its patent portfolio, and adverse rulings in patent disputes or challenges to patent validity could materially impair its licensing revenue.

Application Software Industry Risk. The application software industry is subject to rapid technological change, intense competition, and evolving customer demands. Companies in this industry depend on intellectual property protections including patents, copyrights, and trade secrets, which may be challenged, invalidated, or circumvented by competitors or licensees. Changes in technology standards, platform architectures, or industry practices may reduce demand for existing software solutions or licensed technologies. Revenue models based on licensing royalties are subject to risks from renegotiation, non-renewal, or disputes with licensees. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Patent Litigation and Licensing Revenue Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's dependence on patent licensing revenue. The issuer's business model relies on the ability to identify, prosecute, and enforce patents against potential licensees. Adverse outcomes in patent litigation, changes in patent law or judicial interpretation, or successful challenges to patent validity could materially reduce the issuer's licensing revenue and profitability.

Customer Concentration and Licensing Agreement Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's reliance on a limited number of significant licensing agreements for a substantial portion of its revenue. The expiration, renegotiation, termination, or non-renewal of any major licensing agreement could materially and adversely affect the issuer's revenue and financial results. The negotiation of licensing agreements can be lengthy and uncertain, and there is no assurance that existing agreements will be renewed on favorable terms or that new agreements will be reached.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Fund

Corgi HLIT 2x Daily ETF
Corgi VICR 2x Daily ETF
Corgi VPG 2x Daily ETF
Corgi STM 2x Daily ETF
Corgi ADI 2x Daily ETF
Corgi WOLF 2x Daily ETF
Corgi POWI 2x Daily ETF
Corgi AOSL 2x Daily ETF
Corgi FLEX 2x Daily ETF
Corgi AEVA 2x Daily ETF
Corgi AEHR 2x Daily ETF
Corgi COHU 2x Daily ETF
Corgi FORM 2x Daily ETF
Corgi HYLN 2x Daily ETF
Corgi SMTC 2x Daily ETF
Corgi SEDG 2x Daily ETF
Corgi AMPG 2x Daily ETF
Corgi OUST 2x Daily ETF
Corgi TE 2x Daily ETF
Corgi BB 2x Daily ETF
Corgi JBL 2x Daily ETF
Corgi RXT 2x Daily ETF
Corgi CGNX 2x Daily ETF
Corgi ADTN 2x Daily ETF
Corgi TRGP 2x Daily ETF
Corgi EME 2x Daily ETF
Corgi DELL 2x Daily ETF
Corgi FISN 2x Daily ETF
Corgi INIO 2x Daily ETF
Corgi AADX 2x Daily ETF
Corgi QNT 2x Daily ETF
Corgi LFTO 2x Daily ETF
Corgi EROC 2x Daily ETF
Corgi SWMR 2x Daily ETF
Corgi MX 2x Daily ETF
Corgi MXL 2x Daily ETF
Corgi PENG 2x Daily ETF
Corgi HIMX 2x Daily ETF
Corgi GRAL 2x Daily ETF
Corgi UMAC 2x Daily ETF
Corgi ERIC 2x Daily ETF

Corgi ADEA 2x Daily ETF

Corgi HLIT 2x Daily ETF

The Corgi HLIT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Harmonic Inc. (NASDAQ: HLIT) ("Harmonic" or the "Underlying Security").

The Corgi HLIT 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi VICR 2x Daily ETF

The Corgi VICR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Vicor Corporation (NASDAQ: VICR) ("Vicor" or the "Underlying Security").

The Corgi VICR 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi VPG 2x Daily ETF

The Corgi VPG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Vishay Precision Group, Inc. (NYSE: VPG) ("Vishay Precision Group" or the "Underlying Security").

The Corgi VPG 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi STM 2x Daily ETF

The Corgi STM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of STMicroelectronics N.V. (NYSE: STM) ("STMicroelectronics" or the "Underlying Security").

The Corgi STM 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi ADI 2x Daily ETF

The Corgi ADI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Analog Devices, Inc. (NASDAQ: ADI) ("Analog Devices" or the "Underlying Security").

The Corgi ADI 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi WOLF 2x Daily ETF

The Corgi WOLF 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Wolfspeed, Inc. (NYSE: WOLF) ("Wolfspeed" or the "Underlying Security").

The Corgi WOLF 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi POWI 2x Daily ETF

The Corgi POWI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Power Integrations, Inc. (NASDAQ: POWI) ("Power Integrations" or the "Underlying Security").

The Corgi POWI 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi AOSL 2x Daily ETF

The Corgi AOSL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Alpha and Omega Semiconductor Limited (NASDAQ: AOSL) ("Alpha and Omega Semiconductor" or the "Underlying Security").

The Corgi AOSL 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi FLEX 2x Daily ETF

The Corgi FLEX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Flex Ltd. (NASDAQ: FLEX) ("Flex" or the "Underlying Security").

The Corgi FLEX 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi AEVA 2x Daily ETF

The Corgi AEVA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Aeva Technologies, Inc. (NASDAQ: AEVA) ("Aeva Technologies" or the "Underlying Security").

The Corgi AEVA 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi AEHR 2x Daily ETF

The Corgi AEHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Aehr Test Systems, Inc. (NASDAQ: AEHR) ("Aehr Test Systems" or the "Underlying Security").

The Corgi AEHR 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi COHU 2x Daily ETF

The Corgi COHU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Cohu, Inc. (NASDAQ: COHU) ("Cohu" or the "Underlying Security").

The Corgi COHU 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi FORM 2x Daily ETF

The Corgi FORM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of FormFactor, Inc. (NASDAQ: FORM) ("FormFactor" or the "Underlying Security").

The Corgi FORM 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi HYLN 2x Daily ETF

The Corgi HYLN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Hyliion Holdings Corp. (NASDAQ: HYLN) ("Hyliion" or the "Underlying Security").

The Corgi HYLN 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi SMTC 2x Daily ETF

The Corgi SMTC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Semtech Corporation (NASDAQ: SMTC) ("Semtech" or the "Underlying Security").

The Corgi SMTC 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi SEDG 2x Daily ETF

The Corgi SEDG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of SolarEdge Technologies, Inc. (NASDAQ: SEDG) ("SolarEdge Technologies" or the "Underlying Security").

The Corgi SEDG 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi AMPG 2x Daily ETF

The Corgi AMPG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of AmpliTech Group, Inc. (NASDAQ: AMPG) ("AmpliTech Group" or the "Underlying Security").

The Corgi AMPG 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi OUST 2x Daily ETF

The Corgi OUST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Ouster, Inc. (NASDAQ: OUST) ("Ouster" or the "Underlying Security").

The Corgi OUST 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi TE 2x Daily ETF

The Corgi TE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of T1 Energy, Inc. (NASDAQ: TE) ("T1 Energy" or the "Underlying Security").

The Corgi TE 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi BB 2x Daily ETF

The Corgi BB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of BlackBerry Limited (NYSE: BB) ("BlackBerry" or the "Underlying Security").

The Corgi BB 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi JBL 2x Daily ETF

The Corgi JBL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Jabil Inc. (NYSE: JBL) ("Jabil" or the "Underlying Security").

The Corgi JBL 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi RXT 2x Daily ETF

The Corgi RXT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Rackspace Technology, Inc. (NASDAQ: RXT) ("Rackspace Technology" or the "Underlying Security").

The Corgi RXT 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi CGNX 2x Daily ETF

The Corgi CGNX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Cognex Corporation (NASDAQ: CGNX) ("Cognex" or the "Underlying Security").

The Corgi CGNX 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi ADTN 2x Daily ETF

The Corgi ADTN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of ADTRAN Holdings, Inc. (NASDAQ: ADTN) ("ADTRAN" or the "Underlying Security").

The Corgi ADTN 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi TRGP 2x Daily ETF

The Corgi TRGP 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Targa Resources Corp. (NYSE: TRGP) ("Targa Resources" or the "Underlying Security").

The Corgi TRGP 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi EME 2x Daily ETF

The Corgi EME 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of EMCOR Group, Inc. (NYSE: EME) ("EMCOR" or the "Underlying Security").

The Corgi EME 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi DELL 2x Daily ETF

The Corgi DELL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Dell Technologies Inc. (NYSE: DELL) ("Dell" or the "Underlying Security").

The Corgi DELL 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi FISN 2x Daily ETF

The Corgi FISN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Deep Fission, Inc. (NASDAQ: FISN) ("Deep Fission" or the "Underlying Security").

The Corgi FISN 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi INIO 2x Daily ETF

The Corgi INIO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of INNIO Holding GmbH (NASDAQ: INIO) ("INNIO" or the "Underlying Security").

The Corgi INIO 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi AADX 2x Daily ETF

The Corgi AADX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Applied Aerospace & Defense, Inc. (NYSE: AADX) ("Applied Aerospace" or the "Underlying Security").

The Corgi AADX 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi QNT 2x Daily ETF

The Corgi QNT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Quantinuum, Inc. (NASDAQ: QNT) ("Quantinuum" or the "Underlying Security").

The Corgi QNT 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi LFTO 2x Daily ETF

The Corgi LFTO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Liftoff Mobile, Inc. (NASDAQ: LFTO) ("Liftoff Mobile" or the "Underlying Security").

The Corgi LFTO 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi EROC 2x Daily ETF

The Corgi EROC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of ERock, Inc. (NYSE: EROC) ("ERock" or the "Underlying Security").

The Corgi EROC 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi SWMR 2x Daily ETF

The Corgi SWMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Swarmer, Inc. (NASDAQ: SWMR) ("Swarmer" or the "Underlying Security").

The Corgi SWMR 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi MX 2x Daily ETF

The Corgi MX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Magnachip Semiconductor Corporation (NYSE: MX) ("Magnachip" or the "Underlying Security").

The Corgi MX 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi MXL 2x Daily ETF

The Corgi MXL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of MaxLinear, Inc. (NASDAQ: MXL) ("MaxLinear" or the "Underlying Security").

The Corgi MXL 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi PENG 2x Daily ETF

The Corgi PENG 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Penguin Solutions, Inc. (NASDAQ: PENG) ("Penguin Solutions" or the "Underlying Security").

The Corgi PENG 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi HIMX 2x Daily ETF

The Corgi HIMX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Himax Technologies, Inc. (NASDAQ: HIMX) ("Himax" or the "Underlying Security").

The Corgi HIMX 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi GRAL 2x Daily ETF

The Corgi GRAL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of GRAIL, Inc. (NASDAQ: GRAL) ("GRAIL" or the "Underlying Security").

The Corgi GRAL 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi UMAC 2x Daily ETF

The Corgi UMAC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Unusual Machines, Inc. (NYSE American: UMAC) ("Unusual Machines" or the "Underlying Security").

The Corgi UMAC 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi ERIC 2x Daily ETF

The Corgi ERIC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Telefonaktiebolaget LM Ericsson (NASDAQ: ERIC) ("Ericsson" or the "Underlying Security").

The Corgi ERIC 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Corgi ADEA 2x Daily ETF

The Corgi ADEA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the publicly-traded common stock of Adeia Inc. (NASDAQ: ADEA) ("Adeia" or the "Underlying Security").

The Corgi ADEA 2x Daily ETF's investment objective is not fundamental and may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders.

The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Principal Investment Strategies for the Funds

The Funds are actively managed exchange-traded funds that seek daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of each Fund's respective Underlying Security (each, an "Underlying Security"). Each Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the applicable Underlying Security for the same period. Each Fund does not seek to achieve its stated investment objective for any period other than a single day.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its Underlying Security equal to approximately two times (2x) its daily performance. Each Fund expects to obtain this leveraged exposure primarily through the use of derivatives, such as swap agreements and futures contracts, and may use other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. Each Fund may also hold shares of its Underlying Security on a limited, incidental basis, and may hold cash and cash equivalents, U.S. government securities, money market instruments, repurchase agreements, and other short-term, investment grade debt securities for collateral, liquidity and portfolio management purposes, including to meet margin requirements and to manage collateral for derivatives. For purposes of each Fund's 80% policy, the Adviser considers an investment to be "tied to" or "provide exposure to" the applicable Underlying Security if the Adviser reasonably expects that, in combination, the Fund's positions will produce daily returns that are economically similar to approximately two times (2x) the daily performance of such Underlying Security, before fees and expenses. Each Fund's 80% investment policy is a non-fundamental policy and may be changed upon 60 days' prior written notice to shareholders.

Because each Fund expects to obtain exposure primarily through derivatives and only incidentally through direct holdings of its Underlying Security, none of the Funds is intended to operate as a "fund of funds." Each Fund expects to hold a significant portion of its assets in cash and short-term instruments to serve as collateral for its derivatives positions and to meet margin requirements. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. "Non-diversified" means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.

Each Fund is intended for investors who understand the risks associated with the use of leverage, derivatives and daily rebalancing and who plan to actively monitor and manage their investments; the Funds are not suitable for all investors and should be used only by those who fully understand the consequences of seeking daily leveraged investment results.

Daily Reset / Compounding / Monitoring Disclosure

Each Fund seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of its respective Underlying Security. Each Fund does not seek to achieve two times (2x) the performance of its Underlying Security for any period other than a single day, measured from one NAV calculation to the next. Because each Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from two times (2x) the performance of the applicable Underlying Security over the same period.

An investment in any Fund is not appropriate for all investors. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2x) investment results, including the impact of compounding on Fund performance. Investors should actively manage and monitor their investments, as frequently as daily.

Each Fund expects to use derivatives (such as swap agreements and futures) and other instruments to obtain leveraged exposure and may hold cash and/or cash equivalents for liquidity, collateral, and portfolio management purposes.

80% Policy and Daily 2x Exposure. Under normal circumstances, each Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its respective Underlying Security equal to approximately two times (2x) the Underlying Security's daily performance, as described under "Principal Investment Strategies" above. Each Fund has adopted this 80% investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "Names Rule"). For purposes of this policy, each Fund measures compliance using the notional value of its derivatives (adjusted as required) and other instruments that provide leveraged exposure to its Underlying Security. If a Fund departs from this policy due to market movements, rebalancing activity, or other factors, the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days after the Fund identifies that it is out of compliance; provided that, in extraordinary or other-than-normal circumstances, the Fund may temporarily depart from this policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days measured from the time of the initial departure. Each Fund will provide shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

Daily 2x Objective and Compounding. Each Fund seeks to provide two times (2x) the daily performance of its Underlying Security, before fees and expenses. No Fund seeks to, and no Fund should be expected to, provide two times (2x) the cumulative performance of its Underlying Security for periods longer than a single day. Because each Fund rebalances its portfolio on a daily basis to maintain approximately two times (2x) exposure to its Underlying Security, the Fund's performance for periods longer than one trading day will be the result of its return for each day compounded over the period. The impact of compounding can cause a Fund's performance over periods longer than a single day to differ significantly from two times (2x) the cumulative performance of the Fund's Underlying Security for the same period, particularly when the Underlying Security experiences significant volatility or when its daily returns fluctuate between positive and negative.

Use of Derivatives and Leverage. Each Fund obtains leveraged exposure primarily through derivatives, including total return swap agreements and futures contracts referencing its Underlying Security or other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. The notional amounts of these instruments are adjusted on a daily basis to maintain approximately two times (2x) the Fund's net assets in exposure to the Underlying Security. Each Fund may also use options or other derivative instruments for hedging, rebalancing, or efficient portfolio management purposes. The use of derivatives allows a Fund to gain leveraged exposure without investing directly in the Underlying Security and requires the Fund to hold a substantial portion of its assets in cash and short-term instruments to meet margin and collateral requirements.

Portfolio Construction and Investment Instruments. Each Fund primarily invests in derivatives and related instruments that provide leveraged exposure to its Underlying Security and, to a lesser extent, holds cash and short-term instruments to support its derivatives positions. Each Fund may use centrally cleared and exchange-traded derivatives, as well as over-the-counter instruments, subject to applicable regulatory requirements and counterparty risk management. Each Fund may hold U.S. government securities, money market instruments, repurchase agreements, and other short-term investments as collateral for derivatives and to manage liquidity. Each Fund is non-diversified, meaning it may invest a relatively high percentage of its assets in a smaller number of counterparties, reference instruments, or positions than a diversified fund.

Concentration Policy. Each Fund will concentrate its investments in the industry assigned to the issuer of its respective Underlying Security. The specific industry for each Fund is disclosed in the applicable fund summary.

Derivatives and Securities Lending. Each Fund expects to, and under normal circumstances will, invest significantly in derivatives as part of its principal investment strategy. Derivatives will be used to obtain leveraged exposure to the applicable Underlying Security and the markets reflected in that Underlying Security, manage portfolio exposures, and facilitate daily rebalancing. The Funds do not expect to engage in securities lending as part of their principal investment strategy.

The Funds, the Trust, and the Adviser are not affiliated with the issuer of the Underlying Security or any of its respective affiliates. The issuer of the Underlying Security does not sponsor, endorse, sell, or promote any Fund and has no obligation or responsibility with respect to the issuance, administration, marketing, or trading of any Fund.

Understanding the Funds' Daily Objective and Compounding

What the Funds seek to do. Each Fund seeks daily investment results, before fees and expenses, that correlate to 2x the daily performance of its respective Underlying Security. No Fund seeks to, and no Fund should be expected to, provide 2x the return of its Underlying Security for periods longer than a single trading day.

What this means for holding periods longer than one day. Each Fund resets its exposure each trading day to target approximately two times the daily move of its Underlying Security. Over periods longer than one day, a Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Fund's Underlying Security for the same multi-day period.

Why multi-day results differ from 2x. Several factors contribute to this difference:

•          Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day Underlying Security return. Each Fund has a single-day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. The performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 2x the performance of its Underlying Security for the same period, before accounting for fees and expenses.

•          Underlying Security volatility. Higher day-to-day variability in an Underlying Security generally increases the dispersion between a Fund's multi-day return and 2x the Underlying Security's multi-day return. The effect tends to be more pronounced as volatility rises.

•          Underlying Security trend. When an Underlying Security trends steadily in one direction with low volatility, a Fund's multi-day return may be closer to, or may exceed, 2x the Underlying Security's multi-day return. In choppy or range-bound markets, a Fund's multi-day return will often be less than 2x.

•          Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying Security's performance.

•          Dividends and corporate actions. Differences between how dividends and corporate events affect an Underlying Security versus a Fund's instruments and positions may also impact results.

Important holding period note. The Funds are intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. Each Fund achieves exactly 2x of each day's applicable Underlying Security move before fees and expenses. Even so, the 5-day total return of a Fund does not equal 2x the 5-day total return of its Underlying Security. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, a Fund's performance would be lower than shown.

Period	Underlying Security Level	Underlying Security Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

Across five days, the applicable Underlying Security gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 x 3.0% (about 6.0%).

Additional simulations. The Funds may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

Key takeaways for investors.

•          Each Fund seeks 2x the daily performance of its Underlying Security for a single trading day, not for any other period.

•          Over time, daily compounding, Underlying Security volatility, financing costs, and expenses will cause a Fund's returns to deviate from 2x the Underlying Security's multi-day return.

•          If an Underlying Security is flat over a period, a Fund will likely lose value due to daily rebalancing effects, financing costs, and expenses.

•          Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Funds. Because each Fund seeks to deliver 2x the daily performance of its respective Underlying Security before fees and expenses, the Funds are subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Leverage Risk (Applicable to all Funds). By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Compounding and Daily Rebalancing Risk (Applicable to all Funds). Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

One Year Performance of the Underlying Security	200% of One Year Performance	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Correlation Risk (Applicable to all Funds). Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.

Derivatives Risk (Applicable to all Funds). Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses relative to the amount of margin posted and may require a Fund to post additional margin or collateral.

Counterparty Risk (Applicable to all Funds). Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Indirect Investment Risk (Applicable to all Funds). The issuer of each Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.

Intra-Day Investment Risk (Applicable to all Funds). The intra-day performance of Fund shares traded in the secondary market will be different from the performance of each Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund's stated investment objective, because each Fund seeks a daily leveraged return measured from the close of one trading day to the close of the next.

Corporate Reorganization and Successor Entity Framework (Applicable to all Funds). If the issuer of a Fund's Underlying Security undergoes a corporate reorganization, including a merger, consolidation, acquisition, spin-off, or similar transaction, the Fund's Board of Trustees will evaluate the impact on the Fund's investment objective. If the Underlying Security is exchanged for, converted into, or otherwise replaced by securities of a successor entity, the Board may designate the successor entity's securities as the Fund's new Underlying Security, provided that: (i) the successor entity's securities are listed and traded on a U.S. national securities exchange; (ii) the successor entity's securities maintain sufficient liquidity for the Fund to obtain and maintain its target leveraged exposure through derivatives and other instruments; and (iii) the Fund can continue to pursue its daily leveraged investment objective using the successor entity's securities. If no suitable successor security is available, or if the Underlying Security ceases to be publicly traded, the Board may, without shareholder approval, change the Fund's investment objective, select a replacement Underlying Security, or liquidate the Fund. Shareholders will receive at least 60 days' prior notice of any material change to a Fund's investment objective.

Financing, Margin, and Interest Rate Risk (Applicable to all Funds). Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk (Applicable to all Funds). Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives (or adjust financing and derivatives exposures), which can increase transaction costs and market-impact costs. Cash activity may cause a Fund to realize taxable gains (including short-term gains) when positions are sold or unwound, which may reduce tax efficiency relative to ETFs that rely more heavily on in-kind creation and redemption activity. In addition, cash transactions may require a Fund to transact at times that are less favorable (including during periods of volatility or reduced liquidity), and those effects may reduce returns to shareholders.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors who buy or sell shares of a Fund pay brokerage commissions and other trading costs and bear the bid-ask spread between the price at which shares are purchased and sold. These costs may widen or increase when markets are volatile, when the shares trade in lower volumes, when market makers reduce activity, or when there is limited liquidity in the instruments used to support a Fund's exposure. Higher transaction costs may materially reduce investment results for shareholders, particularly for investors who trade frequently, invest small amounts, or trade at times of heightened volatility or reduced liquidity.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing each Fund's investment strategy or managing the Funds, including with respect to the use of derivatives, financing arrangements, portfolio rebalancing, and operational processes. A new adviser may have limited experience establishing and coordinating service-provider relationships, managing portfolio operations under varying market conditions, and maintaining risk-management, compliance, and internal controls appropriate for the Funds' strategies. Any failure by the Adviser to implement the Funds' strategies effectively or to manage operational and regulatory requirements could adversely affect the Funds' performance.

Absence of Active Market Risk (Applicable to all Funds). Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Limited Shareholder Rights Risk (Applicable to all Funds). The Declaration of Trust that governs each Fund and the Trust contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Board of Trustees (the "Board"). The Trust is not required to hold annual meetings of shareholders. The Board may, without shareholder approval, liquidate a Fund, change its investment objective, merge or consolidate the Trust or any series with another entity, or take certain other actions that might otherwise require shareholder approval under state law. The Declaration of Trust contains a waiver of jury trial provision in Article X, Section 7, which provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Funds, to the fullest extent permitted by law. The Declaration of Trust designates the courts of the State of Delaware (or, if no state court has jurisdiction, the federal district court for the District of Delaware) as the exclusive forum for certain types of actions and proceedings, provided that this exclusive forum provision does not apply to claims arising under the federal securities laws. Article VI, Section 4 of the Declaration of Trust establishes conditions and procedures that must be met for shareholders to bring derivative actions on behalf of the Trust or direct actions against the Trust, its Trustees, or its officers. Paragraphs (b), (d), (e), and (f) of Article VI, Section 4 impose requirements regarding demand, pre-suit investigation, contemporaneous ownership, and security for expenses; provided, however, that paragraphs (b), (d), (e), and (f) do not apply to claims arising under the federal securities laws. Paragraph (c) requires that shareholders seeking to bring a derivative action must first make a demand on the Trustees. These provisions may discourage lawsuits and limit remedies available to shareholders.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited operating history. As new funds, the Funds may not attract sufficient assets to achieve and maintain an economically viable size, and they may be more likely to liquidate or reorganize than funds with longer operating histories and larger asset bases. Limited assets may also contribute to wider bid-ask spreads, lower secondary-market trading volumes, and reduced efficiency in portfolio management and operating expense coverage. Any liquidation or reorganization may occur at a time that is disadvantageous to shareholders, may result in the realization of taxable gains, and may cause shareholders to incur transaction costs.

Single-Stock Risk (Applicable to all Funds). Each Fund's exposure is concentrated in the securities of a single issuer. As a result, each Fund is particularly sensitive to factors that affect the Underlying Security, including issuer-specific risks, earnings announcements or guidance, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. Adverse developments affecting the issuer may cause the Underlying Security to be more volatile than the market generally and may lead to substantial declines in value. Because the Funds do not seek exposure to a diversified group of issuers, each Fund may be more volatile and may experience larger drawdowns than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk (Applicable to all Funds). The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for a Fund to obtain, increase, reduce, or rebalance exposure at desired prices, or to do so efficiently. Limited liquidity may increase the volatility of the Underlying Security and may cause a Fund's net asset value and market price to fluctuate more significantly, including through wider bid-ask spreads and premiums or discounts to NAV. Because each Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security or related markets may increase tracking error, amplify losses, and increase volatility.

Early Close/Trading Halt Risk (Applicable to all Funds). Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, extraordinary volatility, or disruptions affecting trading venues or market participants. Trading halts may prevent a Fund from entering into, adjusting, or closing positions and may impair a Fund's ability to rebalance its portfolio or maintain target exposure. When trading is halted or otherwise disrupted, pricing and liquidity may deteriorate, and a Fund may incur increased transaction costs when trading resumes. In such circumstances, a Fund may be unable to achieve its investment objective and its shares may trade at increased premiums or discounts to net asset value.

Equity Market Risk (Applicable to all Funds). Through their exposure to the Underlying Security, the Funds are exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors, and volatility may be heightened during periods of market stress. Because each Fund provides leveraged exposure, declines in equity markets or in the Underlying Security may result in proportionally larger declines in that Fund's NAV and market price, and the Funds may experience significant short-term fluctuations.

Valuation and Fair Value Pricing Risk (Applicable to all Funds). Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Quantinuum Investing Risk. The Fund invests in, and/or has exposure to, securities of Quantinuum, Inc. and is subject to risks associated with its business. Quantinuum operates in the nascent quantum computing industry, where the technology has not yet achieved the scale, error correction, or cost efficiency required for broad commercial adoption. The company is pre-profit and has generated limited revenue relative to its research and development expenditures, and there can be no assurance that quantum computing will achieve commercially viable performance within the timeframes contemplated by the company or the market. Quantinuum’s trapped-ion architecture competes against multiple alternative approaches,including superconducting, neutral atom, photonic, and silicon-based quantum systems,and there is no guarantee that trapped-ion technology will prove to be the most scalable or commercially successful approach.

Applied Aerospace Investing Risk. The Fund invests in, and/or has exposure to, securities of Applied Aerospace & Defense, Inc. and is subject to risks associated with its business. Approximately 87% of the company’s 2025 revenue was derived from sole-source or single-source contracts, creating extreme customer and contract concentration risk. The company remains unprofitable despite strong revenue growth and faces negative operating cash flow, which may limit reinvestment capacity and increase dependence on external financing. Applied Aerospace’s supply chain is concentrated among a limited number of suppliers, heightening vulnerability to production disruptions, delivery delays, or quality issues at key vendors.

INNIO Investing Risk. The Fund invests in, and/or has exposure to, securities of INNIO Holding GmbH and is subject to risks associated with its business. INNIO operates in the competitive distributed energy market, where it faces competition from alternative power technologies including solar, wind, battery storage, fuel cells, and gas turbines that may displace demand for reciprocating gas engines. The company’s top five customers account for approximately 39% of revenue, creating meaningful customer concentration risk. INNIO carries significant debt from its leveraged capital structure, and its operating income covers interest expense by only approximately 1.6 times, limiting financial flexibility in a rising interest rate environment.

Deep Fission Investing Risk. The Fund invests in, and/or has exposure to, securities of Deep Fission, Inc. and is subject to risks associated with its business. Deep Fission is a pre-revenue, early-stage advanced nuclear energy company developing first-of-a-kind reactor technology that has not yet been commercially deployed. The company’s Gravity Nuclear Reactor design requires successful completion of a pilot project, achievement of Nuclear Regulatory Commission licensing and safety approvals, and demonstration of commercial viability, none of which can be assured. The company has a limited operating history, has not generated meaningful revenue, and may require substantial additional capital to fund reactor development, construction, and deployment. There can be no assurance that the company’s technology will perform as expected, that regulatory approvals will be obtained on a timely basis or at all, or that commercial customers will adopt the company’s reactors at the scale contemplated by its non-binding letters of intent.

Dell Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Dell Technologies Inc. and is subject to risks associated with its business. Dell operates in the intensely competitive technology hardware and IT infrastructure market, where rapid technological change, commoditization of product categories, and aggressive pricing pressure from competitors may adversely affect margins and market share. The company’s revenue is significantly influenced by enterprise IT spending cycles, which can fluctuate based on broader economic conditions, cloud adoption trends, and corporate budget priorities. Dell’s growing exposure to AI server infrastructure subjects it to demand concentration risk, as a meaningful portion of its revenue growth depends on capital spending by a limited number of hyperscale cloud providers, and any slowdown in AI-related infrastructure investment could materially affect its financial results.

EMCOR Investing Risk. The Fund invests in, and/or has exposure to, securities of EMCOR Group, Inc. and is subject to risks associated with its business. EMCOR’s revenue and profitability depend on the level of construction activity and facilities spending in its end markets, which are sensitive to macroeconomic conditions, interest rates, and public and private capital expenditure budgets. The company’s reliance on fixed-price contracts exposes it to margin compression from unexpected cost increases, labor shortages, or project delays. EMCOR’s decentralized operating model, with over 100 subsidiaries, creates management complexity, and the loss of key customer relationships or failure to win competitive bids could materially affect financial performance.

Targa Resources Investing Risk. The Fund invests in, and/or has exposure to, securities of Targa Resources Corp. and is subject to risks associated with its business. Targa Resources operates in the midstream energy sector, where revenue and profitability are significantly influenced by commodity prices for natural gas, NGLs, and crude oil, which can fluctuate substantially due to supply and demand dynamics, geopolitical events, and macroeconomic conditions. The company’s capital-intensive business model involves ongoing construction and expansion of pipelines, processing plants, and fractionation facilities, exposing it to project execution risks, cost overruns, and permitting delays. Targa Resources also carries significant financial leverage, which may constrain financial flexibility and increase sensitivity to adverse market conditions or rising interest rates.

ADTRAN Investing Risk. The Fund invests in, and/or has exposure to, securities of ADTRAN Holdings, Inc. and is subject to risks associated with its business. ADTRAN operates in the highly competitive networking and communications equipment market, where rapid technological change, evolving industry standards, and shifting customer requirements may adversely affect demand for its products and services. The company’s revenue is significantly influenced by the capital expenditure cycles of telecommunications carriers, cable operators, and internet service providers, which can fluctuate based on broader economic conditions, regulatory developments, and the pace of fiber broadband deployment. ADTRAN also faces integration risks from past acquisitions and competition from larger, better-capitalized equipment vendors, and failure to innovate or maintain market share could materially impact the company’s financial performance and the value of the Fund’s investment.

Cognex Investing Risk. The Fund invests in, and/or has exposure to, securities of Cognex Corporation and is subject to risks associated with its business. Cognex operates in the machine vision and industrial automation market, where demand is closely tied to global manufacturing activity and capital expenditure cycles. The company’s revenue may be adversely affected by economic slowdowns, reduced factory automation spending, or shifts in end-market demand. Cognex also faces competition from other machine vision providers and broader industrial automation companies, and its performance depends on continued innovation and successful adoption of new products across diverse industrial applications.

Rackspace Technology Investing Risk. The Fund invests in, and/or has exposure to, securities of Rackspace Technology, Inc. and is subject to risks associated with its business. Rackspace operates in the highly competitive cloud computing and managed services market, where it faces competition from major cloud providers (AWS, Azure, Google Cloud) that also offer managed services. The company carries significant debt from its leveraged buyout history, which limits financial flexibility and increases vulnerability to economic downturns. Additionally, Rackspace's business model is evolving from traditional managed hosting to multicloud services, which introduces execution risk and may result in customer attrition during the transition.

Jabil Investing Risk. The Fund invests in, and/or has exposure to, securities of Jabil Inc. and is subject to risks associated with its business. Jabil operates in the electronics manufacturing services industry, which is characterized by thin profit margins, significant customer concentration, and dependence on the outsourcing decisions of large technology companies. The company has historically derived a substantial portion of its revenue from a small number of major customers, and the loss of or reduction in orders from any key customer could materially affect financial performance. Additionally, Jabil's global operations expose it to geopolitical risks, trade disruptions, and supply chain challenges.

BlackBerry Investing Risk. The Fund invests in, and/or has exposure to, securities of BlackBerry Limited and is subject to risks associated with its business. BlackBerry is undergoing a strategic transformation from a hardware company to a software and security company, which introduces significant execution risk. The company's cybersecurity business faces intense competition from larger, better-established security software providers. Additionally, BlackBerry's QNX embedded software business is dependent on the automotive industry's demand for advanced driver-assistance systems and in-vehicle software platforms, which may be subject to cyclical fluctuations and competitive pressure from other embedded operating systems.

T1 Energy Investing Risk. The Fund invests in, and/or has exposure to, securities of T1 Energy, Inc. and is subject to risks associated with its business. T1 Energy is a relatively small solar panel manufacturer that faces intense competition from larger domestic and international solar module producers with greater manufacturing scale and lower production costs. The company's revenue and profitability are highly dependent on U.S. government solar incentives, including Inflation Reduction Act manufacturing credits, which could be reduced or eliminated by future legislation. Additionally, T1 Energy faces execution risk in scaling its manufacturing operations and may require additional capital to fund its expansion plans.

Ouster Investing Risk. The Fund invests in, and/or has exposure to, securities of Ouster, Inc. and is subject to risks associated with its business. Ouster is an early-stage technology company that has generated limited revenue relative to its operating expenses and may continue to incur operating losses. The company operates in the competitive LiDAR market, where it faces competition from both established sensor companies and well-funded startups. Ouster's success depends on achieving cost reductions, scaling manufacturing, and securing design wins with automotive and industrial customers, none of which are guaranteed.

AmpliTech Group Investing Risk. The Fund invests in, and/or has exposure to, securities of AmpliTech Group, Inc. and is subject to risks associated with its business. AmpliTech is a small-cap company with limited revenue, a narrow product portfolio, and a small customer base. The company's growth depends on the expansion of 5G networks, satellite communications, and defense spending, which may not grow as rapidly as expected. AmpliTech's small scale exposes it to heightened competitive, financial, and operational risks compared to larger, better-capitalized RF component manufacturers.

SolarEdge Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of SolarEdge Technologies, Inc. and is subject to risks associated with its business. SolarEdge operates in the solar energy equipment market, where revenue is highly dependent on government solar incentives, net metering policies, and the pace of solar energy adoption. The company faces intense competition from other inverter and energy storage manufacturers, and changes in trade policies or tariffs on solar equipment could adversely affect its competitiveness. Additionally, SolarEdge's expansion into energy storage and electric vehicle technology introduces execution risk and may require significant capital investment without assured returns.

Semtech Investing Risk. The Fund invests in, and/or has exposure to, securities of Semtech Corporation and is subject to risks associated with its business. Semtech operates in the semiconductor industry and is particularly dependent on the adoption of its LoRa IoT connectivity platform, which may face competition from alternative wireless technologies. The company's revenue is concentrated in specialized analog and mixed-signal products that serve cyclical end markets. Additionally, Semtech carries debt from past acquisitions, and servicing this debt may limit the company's financial flexibility and ability to invest in growth opportunities.

Hyliion Investing Risk. The Fund invests in, and/or has exposure to, securities of Hyliion Holdings Corp. and is subject to risks associated with its business. Hyliion is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses. The company's success depends on its ability to commercialize its KARNO generator technology, secure fleet customer adoption, and compete effectively against battery-electric, hydrogen fuel cell, and traditional diesel powertrain alternatives. There is no assurance that Hyliion's technology will achieve commercial scale, and regulatory, technological, or market changes could diminish the demand for its electrified powertrain solutions.

FormFactor Investing Risk. The Fund invests in, and/or has exposure to, securities of FormFactor, Inc. and is subject to risks associated with its business. FormFactor operates in the semiconductor probe card and test equipment market, where revenue is tied to semiconductor industry production volumes and technology node transitions. The company's business may be adversely affected by delays in semiconductor technology transitions, reduced production at major foundries, or shifts in the mix of semiconductor devices being manufactured. Additionally, FormFactor faces competition from other probe card and test equipment suppliers, and the loss of a major customer could materially impact its financial performance.

Cohu Investing Risk. The Fund invests in, and/or has exposure to, securities of Cohu, Inc. and is subject to risks associated with its business. Cohu operates in the semiconductor test and inspection equipment market, which is highly cyclical and dependent on semiconductor industry capital spending. The company's revenue may fluctuate significantly based on the timing and magnitude of orders from semiconductor manufacturers. Additionally, Cohu faces competition from larger equipment companies and must continually invest in new product development to address evolving test and inspection requirements.

Aehr Test Systems Investing Risk. The Fund invests in, and/or has exposure to, securities of Aehr Test Systems, Inc. and is subject to risks associated with its business. Aehr operates in the semiconductor equipment market, where revenue can be lumpy and dependent on the capital spending cycles of a small number of large semiconductor manufacturers. The company's growth is closely tied to the adoption of silicon carbide and other advanced semiconductor materials, which may not grow as rapidly as expected. Additionally, Aehr's relatively small size and limited product portfolio make it vulnerable to competitive pressure and customer concentration risk.

Aeva Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Aeva Technologies, Inc. and is subject to risks associated with its business. Aeva is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses as it seeks to commercialize its FMCW LiDAR technology. The company's success depends on its ability to secure commercial partnerships, achieve manufacturing scale, and compete effectively against established LiDAR providers and alternative sensing technologies. There is no assurance that Aeva's technology will achieve widespread commercial adoption, and failure to do so could materially impact the value of the Fund's investment.

Flex Investing Risk. The Fund invests in, and/or has exposure to, securities of Flex Ltd. and is subject to risks associated with its business. Flex operates in the electronics manufacturing services industry, which is characterized by thin profit margins, intense competition, and dependence on the outsourcing decisions of large original equipment manufacturers. The company's financial performance is closely tied to the production volumes and product life cycles of its customers, and the loss of a major customer or a reduction in outsourcing could materially affect revenue. Additionally, Flex's global manufacturing footprint exposes it to geopolitical risks, trade disruptions, and currency fluctuations.

Alpha and Omega Semiconductor Investing Risk. The Fund invests in, and/or has exposure to, securities of Alpha and Omega Semiconductor Limited and is subject to risks associated with its business. The company operates in the competitive power semiconductor market, where pricing pressure and rapid technological change can significantly impact margins and market share. Alpha and Omega Semiconductor's revenue is concentrated in consumer electronics and computing end markets, which may be subject to cyclical demand fluctuations. Additionally, the company's relatively small scale compared to larger competitors may limit its ability to invest in new technologies and manufacturing capacity.

Power Integrations Investing Risk. The Fund invests in, and/or has exposure to, securities of Power Integrations, Inc. and is subject to risks associated with its business. Power Integrations operates in the power semiconductor market, where revenue is dependent on demand from consumer electronics, appliance, and industrial end markets that may be cyclical. As a fabless semiconductor company, it relies on third-party foundries for manufacturing, which introduces supply chain and quality control risks. Additionally, the company faces competition from larger semiconductor companies and must continually innovate to maintain its leadership in energy-efficient power conversion technology.

Wolfspeed Investing Risk. The Fund invests in, and/or has exposure to, securities of Wolfspeed, Inc. and is subject to risks associated with its business. Wolfspeed is executing a capital-intensive expansion of its silicon carbide manufacturing capacity, which entails significant execution risk, potential cost overruns, and the possibility that demand may not materialize as expected. The company has a history of operating losses and may continue to incur losses as it scales its manufacturing operations. Additionally, Wolfspeed faces competition from larger semiconductor companies entering the silicon carbide market and risks related to technological changes that could diminish the advantages of SiC over competing materials.

Analog Devices Investing Risk. The Fund invests in, and/or has exposure to, securities of Analog Devices, Inc. and is subject to risks associated with its business. Analog Devices operates in the semiconductor industry, which is highly cyclical and subject to significant demand fluctuations. The company's revenue is concentrated in industrial and automotive end markets, which may experience periods of reduced capital spending. Additionally, the company faces integration risks from acquisitions, intense competition from other semiconductor companies, and the need to continually innovate to maintain technology leadership in analog and mixed-signal processing.

STMicroelectronics Investing Risk. The Fund invests in, and/or has exposure to, securities of STMicroelectronics N.V. and is subject to risks associated with its business. STMicroelectronics operates in the highly cyclical semiconductor industry, where demand fluctuations, inventory corrections, and rapid technological change can significantly impact financial performance. The company's exposure to automotive and industrial end markets makes it vulnerable to downturns in those sectors. Additionally, semiconductor manufacturing requires substantial capital investment, and failure to maintain competitive manufacturing capabilities could adversely affect the company's market position and the value of the Fund's investment.

Vishay Precision Group Investing Risk. The Fund invests in, and/or has exposure to, securities of Vishay Precision Group, Inc. and is subject to risks associated with its business. The company operates in the precision measurement and sensors industry, where demand is closely tied to capital spending in aerospace, defense, industrial, and medical end markets. Economic downturns or reductions in government defense budgets could reduce demand for the company's precision products. Additionally, Vishay Precision Group faces competition from larger, diversified industrial and sensor companies and must continually invest in product development to maintain its competitive position.

Vicor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, depends on factors specific to Vicor Corporation, including but not limited to: product development execution, adoption of its factorized power architecture by hyperscale and AI customers, manufacturing yields and capacity, competition from established power semiconductor companies, and the pace of AI infrastructure buildout. Adverse developments in any of these areas could significantly impact the Underlying Security's price and, in turn, the Fund's NAV.

MaxLinear Investing Risk. The Fund invests in, and/or has exposure to, securities of MaxLinear, Inc. and is subject to risks associated with its business. MaxLinear operates in the intensely competitive semiconductor industry, where it faces competition from significantly larger and better-capitalized companies including Broadcom, Marvell Technology, and Credo Technology in data center optical interconnect and broadband access markets. The company is executing a strategic pivot from legacy broadband products toward AI-driven data center optical interconnect solutions, and failure to successfully execute this transition could undermine its growth trajectory. MaxLinear's revenue depends on winning competitive design slots with a limited number of large OEMs and telecom operators, creating customer concentration and design-win dependency risk. Average selling price erosion in maturing broadband and access markets may compress margins.

Unusual Machines Investing Risk. The Fund invests in, and/or has exposure to, securities of Unusual Machines, Inc. and is subject to risks associated with its business. Unusual Machines is an early-stage company with a limited operating history and recent operating losses. The company's revenue is heavily dependent on U.S. government and defense procurement cycles, and its business is significantly influenced by government policy decisions regarding domestic drone manufacturing requirements. The global drone market is dominated by DJI, which holds approximately 70% market share, and domestic alternatives are still in the early stages of scaling. Unusual Machines faces execution risk from rapid scaling and acquisition integration as it grows from a small revenue base.

GRAIL Investing Risk. The Fund invests in, and/or has exposure to, securities of GRAIL, Inc. and is subject to risks associated with its business. GRAIL is a commercial-stage genomics company with significant operating losses and no clear near-term path to profitability, having reported a net loss of approximately $408 million in fiscal year 2025. The company's flagship Galleri multi-cancer early detection test is pending FDA premarket approval, and clinical trial results have been mixed, creating significant regulatory uncertainty. Medicare reimbursement for multi-cancer early detection tests has been authorized but is not effective until 2028 and is contingent on FDA approval. GRAIL faces competition from well-funded liquid biopsy companies and the risk that its genomics platform may not achieve the clinical sensitivity and specificity required for widespread adoption.

Himax Investing Risk. The Fund invests in, and/or has exposure to, securities of Himax Technologies, Inc. and is subject to risks associated with its business. Himax operates in the intensely competitive display driver IC market, where it faces pricing pressure from larger integrated chip makers and aggressive competition from Taiwanese and Chinese semiconductor companies. The company's revenue is concentrated among a limited number of large panel manufacturers in China, South Korea, and Taiwan, creating significant customer concentration risk. Himax's net profit margins have declined in recent periods due to competitive pricing pressure and softening demand in certain display end markets. As a Taiwan-headquartered fabless semiconductor company, Himax is exposed to geopolitical risks related to cross-strait tensions and dependence on third-party foundries for manufacturing.

Penguin Solutions Investing Risk. The Fund invests in, and/or has exposure to, securities of Penguin Solutions, Inc. and is subject to risks associated with its business. Penguin Solutions operates across multiple technology segments including AI/HPC infrastructure, memory products, and LED solutions, creating integration and execution complexity. The company faces intense competition from significantly larger and better-capitalized companies including Dell Technologies, NVIDIA, and Intel in its computing infrastructure markets. Penguin Solutions' margins are below industry peers, and the company's revenue growth has historically been cyclical, tied to memory and semiconductor market conditions. Customer and contract concentration in government and enterprise segments may create revenue volatility.

Ericsson Investing Risk. The Fund invests in, and/or has exposure to, securities of Telefonaktiebolaget LM Ericsson and is subject to risks associated with its business. Ericsson operates in the intensely competitive communications equipment market, where it faces competition from Nokia, Huawei, and Samsung, each of which may offer aggressive pricing or more comprehensive product portfolios. The company's revenue is significantly influenced by telecom operator capital spending cycles, which are inherently cyclical and may fluctuate based on 5G deployment timelines, government spectrum policy, and broader economic conditions. Ericsson derives a meaningful portion of its revenue from a limited number of large telecom operators, creating customer concentration risk. As a Sweden-headquartered company with global operations, Ericsson is exposed to material foreign currency fluctuation risk and geopolitical developments affecting international trade in telecommunications equipment.

Harmonic Investing Risk. The Fund invests in, and/or has exposure to, securities of Harmonic Inc. and is subject to risks associated with its business. Harmonic operates in the highly competitive video streaming infrastructure market, where rapid technological change and shifting customer preferences may adversely affect demand for its products and services. The company's revenue depends on the capital spending cycles of video service providers and cable operators, which may fluctuate based on broader economic conditions and industry consolidation. Additionally, Harmonic faces competitive pressure from larger, better-capitalized technology companies, and failure to innovate or maintain market share could materially impact the company's financial performance and the value of the Fund's investment.

Liftoff Mobile Investing Risk. The Fund invests in, and/or has exposure to, securities of Liftoff Mobile, Inc. and is subject to risks associated with its business. Liftoff Mobile operates in the intensely competitive mobile advertising technology market, where it faces competition from large walled-garden platforms including Google, Meta, Apple, and Amazon, as well as independent ad tech competitors such as AppLovin. The company carries substantial indebtedness with total liabilities of approximately $2.37 billion, and its business depends on the continued growth of mobile app advertising spending and the availability of user data for targeting. Liftoff Mobile’s customers can terminate their relationships on as little as two days’ notice, creating meaningful revenue concentration risk. Blackstone retains majority voting control of the company post-IPO, which may limit minority shareholders’ ability to influence corporate decisions.

ERock Investing Risk. The Fund invests in, and/or has exposure to, securities of ERock, Inc. and is subject to risks associated with its business. ERock operates in the emerging distributed energy generation market and has incurred significant operating losses since inception, with no assurance that it will achieve or sustain profitability. The company’s revenue is concentrated among a limited number of customers, with the top three customers accounting for approximately 62% of recent quarterly revenue. ERock has identified material weaknesses in its internal control over financial reporting, which could impair the accuracy of its financial statements and investor confidence. The company’s business depends on timely installations and is subject to construction delays, utility interconnection issues, fuel supply disruptions, and cost overruns.

Swarmer Investing Risk. The Fund invests in, and/or has exposure to, securities of Swarmer, Inc. and is subject to risks associated with its business. Swarmer is a near pre-revenue, early-stage company with minimal revenue generation and significant operating losses. The company’s business is heavily dependent on demand from military and defense customers, with revenue historically concentrated among a very limited number of counterparties. Swarmer’s competitive position depends on its ability to maintain technological advantages in drone autonomy software against well-funded competitors including Anduril Industries and Shield AI, which offer vertically integrated hardware and software solutions. The company’s business is subject to significant geopolitical risk, as its technology was initially deployed and proven in the Ukraine conflict, and changes in geopolitical conditions could materially affect demand.

Magnachip Investing Risk. The Fund invests in, and/or has exposure to, securities of Magnachip Semiconductor Corporation and is subject to risks associated with its business. Magnachip operates in the intensely competitive power semiconductor market, where it faces pricing pressure from larger, better-capitalized competitors as well as aggressive competition from Chinese and Taiwanese manufacturers. The company’s top ten customers account for approximately 74% of Power Analog Solutions revenue, creating significant customer concentration risk. Magnachip has reported operating losses in recent periods and faces challenges related to limited manufacturing scale relative to larger competitors. As a South Korea-headquartered company with a significant Korean won cost base and U.S. dollar-denominated revenue, Magnachip is exposed to material foreign currency fluctuation risk.

Adeia Investing Risk. The Fund invests in, and/or has exposure to, securities of Adeia Inc. and is subject to risks associated with its business. Adeia generates substantially all of its revenue from intellectual property licensing royalties, which are dependent on the company's ability to negotiate, maintain, and enforce licensing agreements with a limited number of large technology companies. The loss or renegotiation of any major licensing agreement, or a decline in the royalty rates achieved, could materially reduce the company's revenue and profitability. Adeia's semiconductor IP portfolio, including hybrid bonding and advanced packaging patents, is subject to risks related to the pace of adoption of these technologies by chipmakers and the emergence of competing or alternative packaging technologies. The company's media segment faces risks from changing content distribution models, competition from larger technology platforms, and shifts in consumer viewing behavior. Adeia is also subject to significant litigation risk, as its business model relies on the enforceability of its patent portfolio, and adverse rulings in patent disputes or challenges to patent validity could materially impair its licensing revenue. Additionally, as an intellectual property licensing company, Adeia's revenue may be subject to cyclical fluctuations tied to the semiconductor and media industries.

Application Software Industry Risk (Applicable to Corgi ADEA 2x Daily ETF). The application software industry is subject to rapid technological change, intense competition, and evolving customer demands. Companies in this industry depend on intellectual property protections including patents, copyrights, and trade secrets, which may be challenged, invalidated, or circumvented by competitors or licensees. Changes in technology standards, platform architectures, or industry practices may reduce demand for existing software solutions or licensed technologies. Revenue models based on licensing royalties are subject to risks from renegotiation, non-renewal, or disputes with licensees. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Patent Litigation and Licensing Revenue Risk (Applicable to Corgi ADEA 2x Daily ETF). Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's dependence on patent licensing revenue. The issuer's business model relies on the ability to identify, prosecute, and enforce patents against potential licensees. Adverse outcomes in patent litigation, changes in patent law or judicial interpretation, or successful challenges to patent validity could materially reduce the issuer's licensing revenue and profitability.

Customer Concentration and Licensing Agreement Risk (Applicable to Corgi ADEA 2x Daily ETF). Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's reliance on a limited number of significant licensing agreements for a substantial portion of its revenue. The expiration, renegotiation, termination, or non-renewal of any major licensing agreement could materially and adversely affect the issuer's revenue and financial results. The negotiation of licensing agreements can be lengthy and uncertain, and there is no assurance that existing agreements will be renewed on favorable terms or that new agreements will be reached.

Regulatory Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Commodity and Input Cost Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

American Depositary Receipt Risk (Applicable to Corgi ERIC 2x Daily ETF, Corgi HIMX 2x Daily ETF, and Corgi STM 2x Daily ETF). The Underlying Security of each Fund is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in foreign securities, including risks related to political, economic, regulatory, and market conditions abroad, differences in accounting, auditing, and reporting standards, and currency exchange-rate fluctuations. The terms of a depositary arrangement may provide holders with different rights than those of holders of the underlying foreign shares, and the depositary may charge fees or take actions (including suspending or terminating the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security. Depositary securities may trade at a premium or discount to the underlying foreign shares and may be less liquid than the underlying foreign shares. Because each Fund seeks daily leveraged exposure to a single Underlying Security, the effects of these risks on a Fund's returns may be magnified.

Capital and Financing Risk (Applicable to Corgi AADX 2x Daily ETF, Corgi AEVA 2x Daily ETF, Corgi AMPG 2x Daily ETF, Corgi EROC 2x Daily ETF, Corgi FISN 2x Daily ETF, Corgi GRAL 2x Daily ETF, Corgi HYLN 2x Daily ETF, Corgi INIO 2x Daily ETF, Corgi LFTO 2x Daily ETF, Corgi OUST 2x Daily ETF, Corgi QNT 2x Daily ETF, Corgi SEDG 2x Daily ETF, Corgi SWMR 2x Daily ETF, Corgi TE 2x Daily ETF, Corgi UMAC 2x Daily ETF, and Corgi WOLF 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with capital requirements, access to financing, leverage levels, refinancing risk, dilution, and sensitivity to interest rates. The issuer may depend on external financing to fund operations, growth initiatives, capital expenditures, or acquisitions, and financing may become more expensive or unavailable during periods of market stress or rising interest rates. Higher leverage or covenant constraints may reduce financial flexibility and increase vulnerability to earnings volatility. Equity issuances, convertible securities, or other capital raises may dilute existing shareholders. Any adverse financing developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Geopolitical and Trade Risk (Applicable to Corgi ADEA 2x Daily ETF, Corgi ADI 2x Daily ETF, Corgi ADTN 2x Daily ETF, Corgi AEHR 2x Daily ETF, Corgi AOSL 2x Daily ETF, Corgi CGNX 2x Daily ETF, Corgi COHU 2x Daily ETF, Corgi DELL 2x Daily ETF, Corgi ERIC 2x Daily ETF, Corgi FLEX 2x Daily ETF, Corgi HIMX 2x Daily ETF, Corgi HLIT 2x Daily ETF, Corgi JBL 2x Daily ETF, Corgi MX 2x Daily ETF, Corgi MXL 2x Daily ETF, Corgi PENG 2x Daily ETF, Corgi POWI 2x Daily ETF, Corgi SMTC 2x Daily ETF, Corgi STM 2x Daily ETF, Corgi VPG 2x Daily ETF, and Corgi WOLF 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with geopolitical developments, international trade policy, export controls, tariffs, sanctions, and cross-border regulatory regimes. Geopolitical tensions, armed conflict, political instability, or diplomatic disputes may disrupt operations, reduce demand, or create sudden changes in legal and regulatory requirements. Export controls, tariffs, and sanctions may restrict sales, limit access to critical inputs or technology, alter customer behavior, or increase compliance and operational costs. Cross-border rules may also affect the issuer's ability to source components, manufacture products, or serve customers in certain jurisdictions. Any such events could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Concentration Risk (Applicable to Corgi AADX 2x Daily ETF, Corgi ADEA 2x Daily ETF, Corgi ADTN 2x Daily ETF, Corgi AEHR 2x Daily ETF, Corgi AMPG 2x Daily ETF, Corgi AOSL 2x Daily ETF, Corgi BB 2x Daily ETF, Corgi CGNX 2x Daily ETF, Corgi COHU 2x Daily ETF, Corgi EROC 2x Daily ETF, Corgi FISN 2x Daily ETF, Corgi FORM 2x Daily ETF, Corgi GRAL 2x Daily ETF, Corgi HIMX 2x Daily ETF, Corgi HLIT 2x Daily ETF, Corgi INIO 2x Daily ETF, Corgi LFTO 2x Daily ETF, Corgi MX 2x Daily ETF, Corgi MXL 2x Daily ETF, Corgi OUST 2x Daily ETF, Corgi PENG 2x Daily ETF, Corgi POWI 2x Daily ETF, Corgi QNT 2x Daily ETF, Corgi RXT 2x Daily ETF, Corgi SEDG 2x Daily ETF, Corgi SMTC 2x Daily ETF, Corgi SWMR 2x Daily ETF, Corgi TE 2x Daily ETF, Corgi UMAC 2x Daily ETF, Corgi VICR 2x Daily ETF, and Corgi VPG 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on a limited number of customers, suppliers, products, or markets. Concentration may increase sensitivity to the loss of a significant customer, changes in customer purchasing patterns, contract renewals, pricing negotiations, or the financial condition of key counterparties. Supplier or manufacturing concentration may increase exposure to shortages, delays, quality issues, or adverse terms from a limited set of providers. Product or market concentration may increase vulnerability to demand shifts, competitive pressures, regulatory changes, or technological disruption affecting a particular segment. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Cyclicality Risk (Applicable to Corgi ADEA 2x Daily ETF, Corgi ADI 2x Daily ETF, Corgi ADTN 2x Daily ETF, Corgi AEHR 2x Daily ETF, Corgi AMPG 2x Daily ETF, Corgi AOSL 2x Daily ETF, Corgi CGNX 2x Daily ETF, Corgi COHU 2x Daily ETF, Corgi DELL 2x Daily ETF, Corgi EME 2x Daily ETF, Corgi ERIC 2x Daily ETF, Corgi FLEX 2x Daily ETF, Corgi FORM 2x Daily ETF, Corgi HIMX 2x Daily ETF, Corgi HLIT 2x Daily ETF, Corgi JBL 2x Daily ETF, Corgi MX 2x Daily ETF, Corgi MXL 2x Daily ETF, Corgi PENG 2x Daily ETF, Corgi POWI 2x Daily ETF, Corgi SEDG 2x Daily ETF, Corgi SMTC 2x Daily ETF, Corgi STM 2x Daily ETF, Corgi TRGP 2x Daily ETF, Corgi VICR 2x Daily ETF, Corgi VPG 2x Daily ETF, and Corgi WOLF 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with industry or economic cycles, including periods of expansion and contraction in demand, pricing, or capital spending. In cyclical downturns, customers may reduce purchases, delay upgrades, lower capital expenditures, or renegotiate contract terms, which may reduce revenue and profitability. Cycles may also lead to inventory corrections, capacity adjustments, pricing volatility, and changes in competitive dynamics. Because cyclical conditions can change rapidly, the Underlying Security's valuation may be volatile. Any cyclical downturn could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Semiconductor Industry Risk (Applicable to Corgi ADI 2x Daily ETF, Corgi AEHR 2x Daily ETF, Corgi AMPG 2x Daily ETF, Corgi AOSL 2x Daily ETF, Corgi COHU 2x Daily ETF, Corgi FORM 2x Daily ETF, Corgi HIMX 2x Daily ETF, Corgi MX 2x Daily ETF, Corgi MXL 2x Daily ETF, Corgi PENG 2x Daily ETF, Corgi POWI 2x Daily ETF, Corgi SMTC 2x Daily ETF, Corgi STM 2x Daily ETF, Corgi VICR 2x Daily ETF, and Corgi WOLF 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with companies in the semiconductor industry, including rapid technological change, product obsolescence, capital intensity, supply-demand imbalances, reliance on complex manufacturing processes, geopolitical trade restrictions, and cyclical industry conditions. Semiconductor markets are often characterized by long lead times, rapid product cycles, and periodic shortages or oversupply, which can create significant volatility in pricing and profitability. The industry typically requires substantial capital investment in tooling, equipment, or process development, and delays or execution issues may adversely affect competitiveness and margins. Many semiconductor-related businesses depend on specialized suppliers, foundries, or manufacturing partners, which may create additional operational and geopolitical sensitivities. Any such factors could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Supply Chain and Manufacturing Risk (Applicable to Corgi AADX 2x Daily ETF, Corgi ADI 2x Daily ETF, Corgi ADTN 2x Daily ETF, Corgi AEHR 2x Daily ETF, Corgi AEVA 2x Daily ETF, Corgi AMPG 2x Daily ETF, Corgi AOSL 2x Daily ETF, Corgi CGNX 2x Daily ETF, Corgi COHU 2x Daily ETF, Corgi DELL 2x Daily ETF, Corgi ERIC 2x Daily ETF, Corgi EROC 2x Daily ETF, Corgi FISN 2x Daily ETF, Corgi FLEX 2x Daily ETF, Corgi FORM 2x Daily ETF, Corgi HIMX 2x Daily ETF, Corgi HLIT 2x Daily ETF, Corgi INIO 2x Daily ETF, Corgi JBL 2x Daily ETF, Corgi MX 2x Daily ETF, Corgi MXL 2x Daily ETF, Corgi OUST 2x Daily ETF, Corgi PENG 2x Daily ETF, Corgi POWI 2x Daily ETF, Corgi SEDG 2x Daily ETF, Corgi SMTC 2x Daily ETF, Corgi STM 2x Daily ETF, Corgi TE 2x Daily ETF, Corgi UMAC 2x Daily ETF, Corgi VICR 2x Daily ETF, Corgi VPG 2x Daily ETF, and Corgi WOLF 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with supply chain disruptions, supplier concentration, manufacturing constraints, component shortages, production delays, logistics interruptions, and reliance on third-party manufacturers or foundries. Supply chain or manufacturing disruptions may arise from natural disasters, labor disputes, capacity constraints, quality issues, cyber incidents, transportation bottlenecks, or geopolitical events. Reliance on a limited number of suppliers or manufacturing partners may reduce flexibility and increase exposure to adverse terms, delays, or shortages. Production or logistics interruptions may prevent the issuer from meeting demand, cause shipment delays, increase costs, or lead to lost customers and reputational harm. Any such disruptions could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Electric Vehicle and Automotive Industry Risk (Applicable to Corgi HYLN 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with automotive manufacturers, including production scaling challenges, battery supply constraints, commodity cost volatility, regulatory standards, technological competition, and changing consumer adoption trends. Automotive manufacturing is operationally complex, and execution issues in production ramp, quality control, recalls, or warranty costs may adversely affect financial results and brand perception. Demand may be influenced by interest rates, incentives, charging infrastructure, fuel prices, and consumer preferences, which can change rapidly. Battery and component supply constraints, as well as volatility in commodity inputs, may increase costs or limit production volumes. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Aerospace and Space Technology Risk (Applicable to Corgi AADX 2x Daily ETF and Corgi UMAC 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with aerospace and space-technology companies, including development risk, launch failures, regulatory approvals, capital intensity, technological uncertainty, and reliance on government contracts. These businesses may face long development timelines, complex engineering challenges, and significant research and testing costs before commercialization. Launch or mission failures, delays, or performance issues may result in customer loss, contractual penalties, increased insurance and remediation costs, or reputational harm. Regulatory approvals and licensing may be time-consuming and may restrict operations in certain jurisdictions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Nuclear and Advanced Energy Industry Risk (Applicable to Corgi FISN 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with nuclear or advanced energy companies, including regulatory approvals, licensing requirements, public acceptance, construction risk, and technological feasibility. These businesses may be subject to extensive regulation, permitting, inspections, and oversight, and delays or denials of approvals may materially affect timelines and economics. Projects may require substantial upfront capital and may face cost overruns, supply constraints, contractor performance issues, and schedule delays. Public acceptance and political considerations may affect siting, permitting, and long-term operating assumptions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Biotechnology and Pharmaceutical Industry Risk (Applicable to Corgi GRAL 2x Daily ETF). Through its exposure to the Underlying Security, the Fund is subject to risks associated with pharmaceutical and biotechnology companies, including clinical trial outcomes, regulatory approvals, patent protection, pricing pressures, and product liability exposure.

PORTFOLIO HOLDINGS INFORMATION

Each Fund's complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of each Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Funds' Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of March 31, 2026, has $27,172,159 in assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Semi-Annual Report to shareholders for the period ended June 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since the Fund's inception.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

 The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require a Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ]  (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ], [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically, or regarding the ability of the Fund to achieve its investment objective of providing two times (2x) the daily performance of the Underlying Security or the performance of the Underlying Security itself.

The issuer of the Underlying Security is not affiliated with the Fund, the Trust, the Adviser, or any of their respective affiliates and has not participated in the preparation of this Prospectus. The issuer of the Underlying Security does not sponsor, endorse, or promote the Fund and makes no representation or warranty regarding the advisability of investing in the Fund.

This Prospectus relates solely to the Shares of the Fund and not to any Unaffiliated Underlying Security. All information regarding Unaffiliated Underlying Securities is derived from publicly available sources, and neither the Fund, the Trust, nor the Adviser has independently verified such information or participated in its preparation.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:

Corgi Strategies, LLC, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

•          Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

•          Free of charge from the Fund's Internet website at www.corgifunds.com; or

•          For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

Fund

Corgi HLIT 2x Daily ETF

Corgi VICR 2x Daily ETF

Corgi VPG 2x Daily ETF

Corgi STM 2x Daily ETF

Corgi ADI 2x Daily ETF

Corgi WOLF 2x Daily ETF

Corgi POWI 2x Daily ETF

Corgi AOSL 2x Daily ETF

Corgi FLEX 2x Daily ETF

Corgi AEVA 2x Daily ETF

Corgi AEHR 2x Daily ETF

Corgi COHU 2x Daily ETF

Corgi FORM 2x Daily ETF

Corgi HYLN 2x Daily ETF

Corgi SMTC 2x Daily ETF

Corgi SEDG 2x Daily ETF

Corgi AMPG 2x Daily ETF

Corgi OUST 2x Daily ETF

Corgi TE 2x Daily ETF

Corgi BB 2x Daily ETF

Corgi JBL 2x Daily ETF

Corgi RXT 2x Daily ETF

Corgi CGNX 2x Daily ETF

Corgi ADTN 2x Daily ETF

Corgi TRGP 2x Daily ETF

Corgi EME 2x Daily ETF

Corgi DELL 2x Daily ETF

Corgi FISN 2x Daily ETF

Corgi INIO 2x Daily ETF

Corgi AADX 2x Daily ETF

Corgi QNT 2x Daily ETF

Corgi LFTO 2x Daily ETF

Corgi EROC 2x Daily ETF

Corgi SWMR 2x Daily ETF

Corgi MX 2x Daily ETF

Corgi MXL 2x Daily ETF

Corgi PENG 2x Daily ETF

Corgi HIMX 2x Daily ETF

Corgi GRAL 2x Daily ETF

Corgi UMAC 2x Daily ETF

Corgi ERIC 2x Daily ETF

Corgi ADEA 2x Daily ETF

(each, a "Fund" and collectively "the Funds")

each listed on [ ]

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

July 2, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

 [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds, each a series of Corgi ETF Trust I (the "Trust"), dated [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Code of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). The funds seek daily investment results, before fees and expenses, that correlate to 2x the daily performance of its Underlying Security. The Funds are leveraged ETFs that seek 2x the daily performance of its respective Underlying Security. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

The Funds seek daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of their Underlying Security. Each Fund resets its exposure each trading day to target approximately two times its Underlying Security's daily move and should not be expected to provide 2x the return of its Underlying Security for periods longer than a single day. Because of daily compounding, Underlying Security volatility, financing costs, and expenses, each Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from its Underlying Security's multi-day return. Each Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in a Fund in a single day.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because each Fund expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Use of derivatives by each Fund is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages the Funds' derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, a Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio (generally the Underlying Security) under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. Each Fund intends to use its Underlying Security as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and each Fund's compliance.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Special Considerations for the Funds

•          Daily Objective and Compounding. Each Fund seeks 2x the daily performance of its Underlying Security and resets exposure each trading day. Over periods longer than a day, a Fund's results reflect the compounding of daily returns and the path of daily Underlying Security moves and will usually differ from 2x the Underlying Security's return for the same period.

•          Volatility Effect. Generally, higher day-to-day volatility in an Underlying Security increases the divergence between a Fund's multi-day results and 2x the Underlying Security's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.

•          Correlation and Rebalancing. A Fund may not achieve perfect correlation to 2x the daily performance of its Underlying Security for reasons that include derivative pricing and liquidity, intraday Underlying Security movements (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.

•          Financing and Cash Management. A Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. A Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.

•          Counterparty and Clearinghouse Exposure. A Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.

•          Use of Instrument-Linked Swaps. To the extent a Fund obtains exposure through swaps referencing instruments that track or are designed to replicate the performance of the Underlying Security, differences between those instruments and the Underlying Security may introduce additional correlation risk.

•          Not a Buy-and-Hold Substitute. Each Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques each Fund may use, and the related risks. A Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value.

An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each Fund, equity exposure is typically obtained indirectly through derivatives that reference the applicable Underlying Security rather than through direct holdings.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Funds

Each Fund seeks daily investment results, before fees and expenses, that correlate to 2x the daily performance of its Underlying Security. To pursue these objectives, each Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause a Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of its Underlying Security for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

•          Swap Agreements. A Fund may enter into total return swaps and other swap contracts that reference its Underlying Security or an exchange-traded fund designed to track the Underlying Security (or a similar index or asset). Swaps typically require a Fund to exchange periodic payments based on the performance of the Underlying Security for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, a Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help a Fund maintain its target exposure.

Swap Counterparty Information. Each Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to a Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to a Fund are not guaranteed by any publicly traded parent entity.

•          Futures Contracts. A Fund may use exchange-traded futures on equity indexes or exchange-traded funds that are correlated with its Underlying Security or with the markets in which the Underlying Security trades to manage liquidity, equitize cash, facilitate daily rebalancing, or otherwise assist in implementing its investment strategy. Futures are not expected to be a primary means of obtaining leveraged exposure to the Underlying Security. Futures require initial and variation margin and are marked to market daily. Positions are subject to exchange and clearinghouse margin requirements and may also be subject to exchange or regulatory position limits. A Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

•          Options. A Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the Underlying Security and to time decay. A Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.

•          Money Market Instruments and Short-Term Investments. A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.

•          Securities Lending. See Securities Lending below for a fuller discussion. If a Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.

•          Daily Rebalancing and Compounding. To seek 2x of its Underlying Security's daily return, a Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x the return of its Underlying Security for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of Underlying Security moves.

•          Derivatives Risk Management and Rule 18f-4. A Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, a Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and a Fund will be subject to a value-at-risk (VaR) limit. Generally, a Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).

•          Commodity Interests and CFTC Matters. To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the Underlying Security.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions a Fund relies on the counterparty to deliver. If delivery does not occur, a Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes a Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided a Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, a Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. A Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require a Fund to pledge liquid assets and to post margin with the broker. While the short position is open, a Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

One Year Performance of the Underlying Security	200% of One Year Performance	Hypothetical Underlying Security Annualized Volatility
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

ADTRAN Investing Risk. The Fund invests in, and/or has exposure to, securities of ADTRAN Holdings, Inc. and is subject to risks associated with its business. ADTRAN operates in the highly competitive networking and communications equipment market, where rapid technological change, evolving industry standards, and shifting customer requirements may adversely affect demand for its products and services. The company’s revenue is significantly influenced by the capital expenditure cycles of telecommunications carriers, cable operators, and internet service providers, which can fluctuate based on broader economic conditions, regulatory developments, and the pace of fiber broadband deployment. ADTRAN also faces integration risks from past acquisitions and competition from larger, better-capitalized equipment vendors, and failure to innovate or maintain market share could materially impact the company’s financial performance and the value of the Fund’s investment.

Adeia Investing Risk. The Fund invests in, and/or has exposure to, securities of Adeia Inc. and is subject to risks associated with its business. Adeia generates substantially all of its revenue from intellectual property licensing royalties, which are dependent on the company's ability to negotiate, maintain, and enforce licensing agreements with a limited number of large technology companies. The loss or renegotiation of any major licensing agreement, or a decline in the royalty rates achieved, could materially reduce the company's revenue and profitability. Adeia's semiconductor IP portfolio, including hybrid bonding and advanced packaging patents, is subject to risks related to the pace of adoption of these technologies by chipmakers and the emergence of competing or alternative packaging technologies. The company's media segment faces risks from changing content distribution models, competition from larger technology platforms, and shifts in consumer viewing behavior. Adeia is also subject to significant litigation risk, as its business model relies on the enforceability of its patent portfolio, and adverse rulings in patent disputes or challenges to patent validity could materially impair its licensing revenue. Additionally, as an intellectual property licensing company, Adeia's revenue may be subject to cyclical fluctuations tied to the semiconductor and media industries.

Application Software Industry Risk. The application software industry is subject to rapid technological change, intense competition, and evolving customer demands. Companies in this industry depend on intellectual property protections including patents, copyrights, and trade secrets, which may be challenged, invalidated, or circumvented by competitors or licensees. Changes in technology standards, platform architectures, or industry practices may reduce demand for existing software solutions or licensed technologies. Revenue models based on licensing royalties are subject to risks from renegotiation, non-renewal, or disputes with licensees. Because the Fund provides leveraged exposure to a single issuer in this industry, adverse developments may result in amplified losses in the Fund's net asset value and market price.

Aehr Test Systems Investing Risk. The Fund invests in, and/or has exposure to, securities of Aehr Test Systems, Inc. and is subject to risks associated with its business. Aehr operates in the semiconductor equipment market, where revenue can be lumpy and dependent on the capital spending cycles of a small number of large semiconductor manufacturers. The company's growth is closely tied to the adoption of silicon carbide and other advanced semiconductor materials, which may not grow as rapidly as expected. Additionally, Aehr's relatively small size and limited product portfolio make it vulnerable to competitive pressure and customer concentration risk.

Aerospace and Space Technology Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with aerospace and space-technology companies, including development risk, launch failures, regulatory approvals, capital intensity, technological uncertainty, and reliance on government contracts. These businesses may face long development timelines, complex engineering challenges, and significant research and testing costs before commercialization. Launch or mission failures, delays, or performance issues may result in customer loss, contractual penalties, increased insurance and remediation costs, or reputational harm. Regulatory approvals and licensing may be time-consuming and may restrict operations in certain jurisdictions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Aeva Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Aeva Technologies, Inc. and is subject to risks associated with its business. Aeva is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses as it seeks to commercialize its FMCW LiDAR technology. The company's success depends on its ability to secure commercial partnerships, achieve manufacturing scale, and compete effectively against established LiDAR providers and alternative sensing technologies. There is no assurance that Aeva's technology will achieve widespread commercial adoption, and failure to do so could materially impact the value of the Fund's investment.

Alpha and Omega Semiconductor Investing Risk. The Fund invests in, and/or has exposure to, securities of Alpha and Omega Semiconductor Limited and is subject to risks associated with its business. The company operates in the competitive power semiconductor market, where pricing pressure and rapid technological change can significantly impact margins and market share. Alpha and Omega Semiconductor's revenue is concentrated in consumer electronics and computing end markets, which may be subject to cyclical demand fluctuations. Additionally, the company's relatively small scale compared to larger competitors may limit its ability to invest in new technologies and manufacturing capacity.

American Depositary Receipt Risk. The Underlying Security of each Fund is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in foreign securities, including risks related to political, economic, regulatory, and market conditions abroad, differences in accounting, auditing, and reporting standards, and currency exchange-rate fluctuations. The terms of a depositary arrangement may provide holders with different rights than those of holders of the underlying foreign shares, and the depositary may charge fees or take actions (including suspending or terminating the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security. Depositary securities may trade at a premium or discount to the underlying foreign shares and may be less liquid than the underlying foreign shares. Because each Fund seeks daily leveraged exposure to a single Underlying Security, the effects of these risks on a Fund's returns may be magnified.

AmpliTech Group Investing Risk. The Fund invests in, and/or has exposure to, securities of AmpliTech Group, Inc. and is subject to risks associated with its business. AmpliTech is a small-cap company with limited revenue, a narrow product portfolio, and a small customer base. The company's growth depends on the expansion of 5G networks, satellite communications, and defense spending, which may not grow as rapidly as expected. AmpliTech's small scale exposes it to heightened competitive, financial, and operational risks compared to larger, better-capitalized RF component manufacturers.

Analog Devices Investing Risk. The Fund invests in, and/or has exposure to, securities of Analog Devices, Inc. and is subject to risks associated with its business. Analog Devices operates in the semiconductor industry, which is highly cyclical and subject to significant demand fluctuations. The company's revenue is concentrated in industrial and automotive end markets, which may experience periods of reduced capital spending. Additionally, the company faces integration risks from acquisitions, intense competition from other semiconductor companies, and the need to continually innovate to maintain technology leadership in analog and mixed-signal processing.

Applied Aerospace Investing Risk. The Fund invests in, and/or has exposure to, securities of Applied Aerospace & Defense, Inc. and is subject to risks associated with its business. Approximately 87% of the company’s 2025 revenue was derived from sole-source or single-source contracts, creating extreme customer and contract concentration risk. The company remains unprofitable despite strong revenue growth and faces negative operating cash flow, which may limit reinvestment capacity and increase dependence on external financing. Applied Aerospace’s supply chain is concentrated among a limited number of suppliers, heightening vulnerability to production disruptions, delivery delays, or quality issues at key vendors.

Biotechnology and Pharmaceutical Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with pharmaceutical and biotechnology companies, including clinical trial outcomes, regulatory approvals, patent protection, pricing pressures, and product liability exposure.

BlackBerry Investing Risk. The Fund invests in, and/or has exposure to, securities of BlackBerry Limited and is subject to risks associated with its business. BlackBerry is undergoing a strategic transformation from a hardware company to a software and security company, which introduces significant execution risk. The company's cybersecurity business faces intense competition from larger, better-established security software providers. Additionally, BlackBerry's QNX embedded software business is dependent on the automotive industry's demand for advanced driver-assistance systems and in-vehicle software platforms, which may be subject to cyclical fluctuations and competitive pressure from other embedded operating systems.

Brokerage Commissions and Bid-Ask Spread Risk. Investors who buy or sell shares of a Fund pay brokerage commissions and other trading costs and bear the bid-ask spread between the price at which shares are purchased and sold. These costs may widen or increase when markets are volatile, when the shares trade in lower volumes, when market makers reduce activity, or when there is limited liquidity in the instruments used to support a Fund's exposure. Higher transaction costs may materially reduce investment results for shareholders, particularly for investors who trade frequently, invest small amounts, or trade at times of heightened volatility or reduced liquidity.

Capital and Financing Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with capital requirements, access to financing, leverage levels, refinancing risk, dilution, and sensitivity to interest rates. The issuer may depend on external financing to fund operations, growth initiatives, capital expenditures, or acquisitions, and financing may become more expensive or unavailable during periods of market stress or rising interest rates. Higher leverage or covenant constraints may reduce financial flexibility and increase vulnerability to earnings volatility. Equity issuances, convertible securities, or other capital raises may dilute existing shareholders. Any adverse financing developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Cash Transactions and Tax Efficiency Risk. If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives (or adjust financing and derivatives exposures), which can increase transaction costs and market-impact costs. Cash activity may cause a Fund to realize taxable gains (including short-term gains) when positions are sold or unwound, which may reduce tax efficiency relative to ETFs that rely more heavily on in-kind creation and redemption activity. In addition, cash transactions may require a Fund to transact at times that are less favorable (including during periods of volatility or reduced liquidity), and those effects may reduce returns to shareholders.

Cognex Investing Risk. The Fund invests in, and/or has exposure to, securities of Cognex Corporation and is subject to risks associated with its business. Cognex operates in the machine vision and industrial automation market, where demand is closely tied to global manufacturing activity and capital expenditure cycles. The company’s revenue may be adversely affected by economic slowdowns, reduced factory automation spending, or shifts in end-market demand. Cognex also faces competition from other machine vision providers and broader industrial automation companies, and its performance depends on continued innovation and successful adoption of new products across diverse industrial applications.

Cohu Investing Risk. The Fund invests in, and/or has exposure to, securities of Cohu, Inc. and is subject to risks associated with its business. Cohu operates in the semiconductor test and inspection equipment market, which is highly cyclical and dependent on semiconductor industry capital spending. The company's revenue may fluctuate significantly based on the timing and magnitude of orders from semiconductor manufacturers. Additionally, Cohu faces competition from larger equipment companies and must continually invest in new product development to address evolving test and inspection requirements.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Compounding and Daily Rebalancing Risk. Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security. The Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily. The 0% borrowing-rate assumption above understates the real-world cost of leverage; embedded swap financing on the Fund's approximately 200% notional exposure is currently positive and material, and reflecting actual financing costs would make every cell shown above worse than depicted (see "Financing, Margin, and Interest Rate Risk").

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.

Concentration Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on a limited number of customers, suppliers, products, or markets. Concentration may increase sensitivity to the loss of a significant customer, changes in customer purchasing patterns, contract renewals, pricing negotiations, or the financial condition of key counterparties. Supplier or manufacturing concentration may increase exposure to shortages, delays, quality issues, or adverse terms from a limited set of providers. Product or market concentration may increase vulnerability to demand shifts, competitive pressures, regulatory changes, or technological disruption affecting a particular segment. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Correlation Risk. Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.

Counterparty Risk. Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Customer Concentration and Licensing Agreement Risk . Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's reliance on a limited number of significant licensing agreements for a substantial portion of its revenue. The expiration, renegotiation, termination, or non-renewal of any major licensing agreement could materially and adversely affect the issuer's revenue and financial results. The negotiation of licensing agreements can be lengthy and uncertain, and there is no assurance that existing agreements will be renewed on favorable terms or that new agreements will be reached.

Cyclicality Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with industry or economic cycles, including periods of expansion and contraction in demand, pricing, or capital spending. In cyclical downturns, customers may reduce purchases, delay upgrades, lower capital expenditures, or renegotiate contract terms, which may reduce revenue and profitability. Cycles may also lead to inventory corrections, capacity adjustments, pricing volatility, and changes in competitive dynamics. Because cyclical conditions can change rapidly, the Underlying Security's valuation may be volatile. Any cyclical downturn could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Deep Fission Investing Risk. The Fund invests in, and/or has exposure to, securities of Deep Fission, Inc. and is subject to risks associated with its business. Deep Fission is a pre-revenue, early-stage advanced nuclear energy company developing first-of-a-kind reactor technology that has not yet been commercially deployed. The company’s Gravity Nuclear Reactor design requires successful completion of a pilot project, achievement of Nuclear Regulatory Commission licensing and safety approvals, and demonstration of commercial viability, none of which can be assured. The company has a limited operating history, has not generated meaningful revenue, and may require substantial additional capital to fund reactor development, construction, and deployment. There can be no assurance that the company’s technology will perform as expected, that regulatory approvals will be obtained on a timely basis or at all, or that commercial customers will adopt the company’s reactors at the scale contemplated by its non-binding letters of intent.

Dell Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of Dell Technologies Inc. and is subject to risks associated with its business. Dell operates in the intensely competitive technology hardware and IT infrastructure market, where rapid technological change, commoditization of product categories, and aggressive pricing pressure from competitors may adversely affect margins and market share. The company’s revenue is significantly influenced by enterprise IT spending cycles, which can fluctuate based on broader economic conditions, cloud adoption trends, and corporate budget priorities. Dell’s growing exposure to AI server infrastructure subjects it to demand concentration risk, as a meaningful portion of its revenue growth depends on capital spending by a limited number of hyperscale cloud providers, and any slowdown in AI-related infrastructure investment could materially affect its financial results.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Derivatives Risk. Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses relative to the amount of margin posted and may require a Fund to post additional margin or collateral.

Electric Vehicle and Automotive Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with automotive manufacturers, including production scaling challenges, battery supply constraints, commodity cost volatility, regulatory standards, technological competition, and changing consumer adoption trends. Automotive manufacturing is operationally complex, and execution issues in production ramp, quality control, recalls, or warranty costs may adversely affect financial results and brand perception. Demand may be influenced by interest rates, incentives, charging infrastructure, fuel prices, and consumer preferences, which can change rapidly. Battery and component supply constraints, as well as volatility in commodity inputs, may increase costs or limit production volumes. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

EMCOR Investing Risk. The Fund invests in, and/or has exposure to, securities of EMCOR Group, Inc. and is subject to risks associated with its business. EMCOR’s revenue and profitability depend on the level of construction activity and facilities spending in its end markets, which are sensitive to macroeconomic conditions, interest rates, and public and private capital expenditure budgets. The company’s reliance on fixed-price contracts exposes it to margin compression from unexpected cost increases, labor shortages, or project delays. EMCOR’s decentralized operating model, with over 100 subsidiaries, creates management complexity, and the loss of key customer relationships or failure to win competitive bids could materially affect financial performance.

Equity Market Risk. Through their exposure to the Underlying Security, the Funds are exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors, and volatility may be heightened during periods of market stress. Because each Fund provides leveraged exposure, declines in equity markets or in the Underlying Security may result in proportionally larger declines in that Fund's NAV and market price, and the Funds may experience significant short-term fluctuations.

Ericsson Investing Risk. The Fund invests in, and/or has exposure to, securities of Telefonaktiebolaget LM Ericsson and is subject to risks associated with its business. Ericsson operates in the intensely competitive communications equipment market, where it faces competition from Nokia, Huawei, and Samsung, each of which may offer aggressive pricing or more comprehensive product portfolios. The company's revenue is significantly influenced by telecom operator capital spending cycles, which are inherently cyclical and may fluctuate based on 5G deployment timelines, government spectrum policy, and broader economic conditions. Ericsson derives a meaningful portion of its revenue from a limited number of large telecom operators, creating customer concentration risk. As a Sweden-headquartered company with global operations, Ericsson is exposed to material foreign currency fluctuation risk and geopolitical developments affecting international trade in telecommunications equipment.

ERock Investing Risk. The Fund invests in, and/or has exposure to, securities of ERock, Inc. and is subject to risks associated with its business. ERock operates in the emerging distributed energy generation market and has incurred significant operating losses since inception, with no assurance that it will achieve or sustain profitability. The company’s revenue is concentrated among a limited number of customers, with the top three customers accounting for approximately 62% of recent quarterly revenue. ERock has identified material weaknesses in its internal control over financial reporting, which could impair the accuracy of its financial statements and investor confidence. The company’s business depends on timely installations and is subject to construction delays, utility interconnection issues, fuel supply disruptions, and cost overruns.

ETF Risks. Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•          Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•          Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•          Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•          Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Financing, Margin, and Interest Rate Risk. Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Flex Investing Risk. The Fund invests in, and/or has exposure to, securities of Flex Ltd. and is subject to risks associated with its business. Flex operates in the electronics manufacturing services industry, which is characterized by thin profit margins, intense competition, and dependence on the outsourcing decisions of large original equipment manufacturers. The company's financial performance is closely tied to the production volumes and product life cycles of its customers, and the loss of a major customer or a reduction in outsourcing could materially affect revenue. Additionally, Flex's global manufacturing footprint exposes it to geopolitical risks, trade disruptions, and currency fluctuations.

FormFactor Investing Risk. The Fund invests in, and/or has exposure to, securities of FormFactor, Inc. and is subject to risks associated with its business. FormFactor operates in the semiconductor probe card and test equipment market, where revenue is tied to semiconductor industry production volumes and technology node transitions. The company's business may be adversely affected by delays in semiconductor technology transitions, reduced production at major foundries, or shifts in the mix of semiconductor devices being manufactured. Additionally, FormFactor faces competition from other probe card and test equipment suppliers, and the loss of a major customer could materially impact its financial performance.

Geopolitical and Trade Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with geopolitical developments, international trade policy, export controls, tariffs, sanctions, and cross-border regulatory regimes. Geopolitical tensions, armed conflict, political instability, or diplomatic disputes may disrupt operations, reduce demand, or create sudden changes in legal and regulatory requirements. Export controls, tariffs, and sanctions may restrict sales, limit access to critical inputs or technology, alter customer behavior, or increase compliance and operational costs. Cross-border rules may also affect the issuer's ability to source components, manufacture products, or serve customers in certain jurisdictions. Any such events could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

GRAIL Investing Risk. The Fund invests in, and/or has exposure to, securities of GRAIL, Inc. and is subject to risks associated with its business. GRAIL is a commercial-stage genomics company with significant operating losses and no clear near-term path to profitability, having reported a net loss of approximately $408 million in fiscal year 2025. The company's flagship Galleri multi-cancer early detection test is pending FDA premarket approval, and clinical trial results have been mixed, creating significant regulatory uncertainty. Medicare reimbursement for multi-cancer early detection tests has been authorized but is not effective until 2028 and is contingent on FDA approval. GRAIL faces competition from well-funded liquid biopsy companies and the risk that its genomics platform may not achieve the clinical sensitivity and specificity required for widespread adoption.

Harmonic Investing Risk. The Fund invests in, and/or has exposure to, securities of Harmonic Inc. and is subject to risks associated with its business. Harmonic operates in the highly competitive video streaming infrastructure market, where rapid technological change and shifting customer preferences may adversely affect demand for its products and services. The company's revenue depends on the capital spending cycles of video service providers and cable operators, which may fluctuate based on broader economic conditions and industry consolidation. Additionally, Harmonic faces competitive pressure from larger, better-capitalized technology companies, and failure to innovate or maintain market share could materially impact the company's financial performance and the value of the Fund's investment.

Himax Investing Risk. The Fund invests in, and/or has exposure to, securities of Himax Technologies, Inc. and is subject to risks associated with its business. Himax operates in the intensely competitive display driver IC market, where it faces pricing pressure from larger integrated chip makers and aggressive competition from Taiwanese and Chinese semiconductor companies. The company's revenue is concentrated among a limited number of large panel manufacturers in China, South Korea, and Taiwan, creating significant customer concentration risk. Himax's net profit margins have declined in recent periods due to competitive pricing pressure and softening demand in certain display end markets. As a Taiwan-headquartered fabless semiconductor company, Himax is exposed to geopolitical risks related to cross-strait tensions and dependence on third-party foundries for manufacturing.

Hyliion Investing Risk. The Fund invests in, and/or has exposure to, securities of Hyliion Holdings Corp. and is subject to risks associated with its business. Hyliion is a development-stage company that has generated limited revenue to date and may continue to incur significant operating losses. The company's success depends on its ability to commercialize its KARNO generator technology, secure fleet customer adoption, and compete effectively against battery-electric, hydrogen fuel cell, and traditional diesel powertrain alternatives. There is no assurance that Hyliion's technology will achieve commercial scale, and regulatory, technological, or market changes could diminish the demand for its electrified powertrain solutions.

Indirect Investment Risk. The issuer of each Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.

INNIO Investing Risk. The Fund invests in, and/or has exposure to, securities of INNIO Holding GmbH and is subject to risks associated with its business. INNIO operates in the competitive distributed energy market, where it faces competition from alternative power technologies including solar, wind, battery storage, fuel cells, and gas turbines that may displace demand for reciprocating gas engines. The company’s top five customers account for approximately 39% of revenue, creating meaningful customer concentration risk. INNIO carries significant debt from its leveraged capital structure, and its operating income covers interest expense by only approximately 1.6 times, limiting financial flexibility in a rising interest rate environment.

Jabil Investing Risk. The Fund invests in, and/or has exposure to, securities of Jabil Inc. and is subject to risks associated with its business. Jabil operates in the electronics manufacturing services industry, which is characterized by thin profit margins, significant customer concentration, and dependence on the outsourcing decisions of large technology companies. The company has historically derived a substantial portion of its revenue from a small number of major customers, and the loss of or reduction in orders from any key customer could materially affect financial performance. Additionally, Jabil's global operations expose it to geopolitical risks, trade disruptions, and supply chain challenges.

Leverage Risk. By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Liftoff Mobile Investing Risk. The Fund invests in, and/or has exposure to, securities of Liftoff Mobile, Inc. and is subject to risks associated with its business. Liftoff Mobile operates in the intensely competitive mobile advertising technology market, where it faces competition from large walled-garden platforms including Google, Meta, Apple, and Amazon, as well as independent ad tech competitors such as AppLovin. The company carries substantial indebtedness with total liabilities of approximately $2.37 billion, and its business depends on the continued growth of mobile app advertising spending and the availability of user data for targeting. Liftoff Mobile’s customers can terminate their relationships on as little as two days’ notice, creating meaningful revenue concentration risk. Blackstone retains majority voting control of the company post-IPO, which may limit minority shareholders’ ability to influence corporate decisions.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Magnachip Investing Risk. The Fund invests in, and/or has exposure to, securities of Magnachip Semiconductor Corporation and is subject to risks associated with its business. Magnachip operates in the intensely competitive power semiconductor market, where it faces pricing pressure from larger, better-capitalized competitors as well as aggressive competition from Chinese and Taiwanese manufacturers. The company’s top ten customers account for approximately 74% of Power Analog Solutions revenue, creating significant customer concentration risk. Magnachip has reported operating losses in recent periods and faces challenges related to limited manufacturing scale relative to larger competitors. As a South Korea-headquartered company with a significant Korean won cost base and U.S. dollar-denominated revenue, Magnachip is exposed to material foreign currency fluctuation risk.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

MaxLinear Investing Risk. The Fund invests in, and/or has exposure to, securities of MaxLinear, Inc. and is subject to risks associated with its business. MaxLinear operates in the intensely competitive semiconductor industry, where it faces competition from significantly larger and better-capitalized companies including Broadcom, Marvell Technology, and Credo Technology in data center optical interconnect and broadband access markets. The company is executing a strategic pivot from legacy broadband products toward AI-driven data center optical interconnect solutions, and failure to successfully execute this transition could undermine its growth trajectory. MaxLinear's revenue depends on winning competitive design slots with a limited number of large OEMs and telecom operators, creating customer concentration and design-win dependency risk. Average selling price erosion in maturing broadband and access markets may compress margins.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing each Fund's investment strategy or managing the Funds, including with respect to the use of derivatives, financing arrangements, portfolio rebalancing, and operational processes. A new adviser may have limited experience establishing and coordinating service-provider relationships, managing portfolio operations under varying market conditions, and maintaining risk-management, compliance, and internal controls appropriate for the Funds' strategies. Any failure by the Adviser to implement the Funds' strategies effectively or to manage operational and regulatory requirements could adversely affect the Funds' performance.

New Fund Risk. Each Fund is newly organized and has limited operating history. As new funds, the Funds may not attract sufficient assets to achieve and maintain an economically viable size, and they may be more likely to liquidate or reorganize than funds with longer operating histories and larger asset bases. Limited assets may also contribute to wider bid-ask spreads, lower secondary-market trading volumes, and reduced efficiency in portfolio management and operating expense coverage. Any liquidation or reorganization may occur at a time that is disadvantageous to shareholders, may result in the realization of taxable gains, and may cause shareholders to incur transaction costs.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Nuclear and Advanced Energy Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with nuclear or advanced energy companies, including regulatory approvals, licensing requirements, public acceptance, construction risk, and technological feasibility. These businesses may be subject to extensive regulation, permitting, inspections, and oversight, and delays or denials of approvals may materially affect timelines and economics. Projects may require substantial upfront capital and may face cost overruns, supply constraints, contractor performance issues, and schedule delays. Public acceptance and political considerations may affect siting, permitting, and long-term operating assumptions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Ouster Investing Risk. The Fund invests in, and/or has exposure to, securities of Ouster, Inc. and is subject to risks associated with its business. Ouster is an early-stage technology company that has generated limited revenue relative to its operating expenses and may continue to incur operating losses. The company operates in the competitive LiDAR market, where it faces competition from both established sensor companies and well-funded startups. Ouster's success depends on achieving cost reductions, scaling manufacturing, and securing design wins with automotive and industrial customers, none of which are guaranteed.

Patent Litigation and Licensing Revenue Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's dependence on patent licensing revenue. The issuer's business model relies on the ability to identify, prosecute, and enforce patents against potential licensees. Adverse outcomes in patent litigation, changes in patent law or judicial interpretation, or successful challenges to patent validity could materially reduce the issuer's licensing revenue and profitability.

Penguin Solutions Investing Risk. The Fund invests in, and/or has exposure to, securities of Penguin Solutions, Inc. and is subject to risks associated with its business. Penguin Solutions operates across multiple technology segments including AI/HPC infrastructure, memory products, and LED solutions, creating integration and execution complexity. The company faces intense competition from significantly larger and better-capitalized companies including Dell Technologies, NVIDIA, and Intel in its computing infrastructure markets. Penguin Solutions' margins are below industry peers, and the company's revenue growth has historically been cyclical, tied to memory and semiconductor market conditions. Customer and contract concentration in government and enterprise segments may create revenue volatility.

Power Integrations Investing Risk. The Fund invests in, and/or has exposure to, securities of Power Integrations, Inc. and is subject to risks associated with its business. Power Integrations operates in the power semiconductor market, where revenue is dependent on demand from consumer electronics, appliance, and industrial end markets that may be cyclical. As a fabless semiconductor company, it relies on third-party foundries for manufacturing, which introduces supply chain and quality control risks. Additionally, the company faces competition from larger semiconductor companies and must continually innovate to maintain its leadership in energy-efficient power conversion technology.

Quantinuum Investing Risk. The Fund invests in, and/or has exposure to, securities of Quantinuum, Inc. and is subject to risks associated with its business. Quantinuum operates in the nascent quantum computing industry, where the technology has not yet achieved the scale, error correction, or cost efficiency required for broad commercial adoption. The company is pre-profit and has generated limited revenue relative to its research and development expenditures, and there can be no assurance that quantum computing will achieve commercially viable performance within the timeframes contemplated by the company or the market. Quantinuum’s trapped-ion architecture competes against multiple alternative approaches,including superconducting, neutral atom, photonic, and silicon-based quantum systems,and there is no guarantee that trapped-ion technology will prove to be the most scalable or commercially successful approach.

Rackspace Technology Investing Risk. The Fund invests in, and/or has exposure to, securities of Rackspace Technology, Inc. and is subject to risks associated with its business. Rackspace operates in the highly competitive cloud computing and managed services market, where it faces competition from major cloud providers (AWS, Azure, Google Cloud) that also offer managed services. The company carries significant debt from its leveraged buyout history, which limits financial flexibility and increases vulnerability to economic downturns. Additionally, Rackspace's business model is evolving from traditional managed hosting to multicloud services, which introduces execution risk and may result in customer attrition during the transition.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Semiconductor Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with companies in the semiconductor industry, including rapid technological change, product obsolescence, capital intensity, supply-demand imbalances, reliance on complex manufacturing processes, geopolitical trade restrictions, and cyclical industry conditions. Semiconductor markets are often characterized by long lead times, rapid product cycles, and periodic shortages or oversupply, which can create significant volatility in pricing and profitability. The industry typically requires substantial capital investment in tooling, equipment, or process development, and delays or execution issues may adversely affect competitiveness and margins. Many semiconductor-related businesses depend on specialized suppliers, foundries, or manufacturing partners, which may create additional operational and geopolitical sensitivities. Any such factors could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Semtech Investing Risk. The Fund invests in, and/or has exposure to, securities of Semtech Corporation and is subject to risks associated with its business. Semtech operates in the semiconductor industry and is particularly dependent on the adoption of its LoRa IoT connectivity platform, which may face competition from alternative wireless technologies. The company's revenue is concentrated in specialized analog and mixed-signal products that serve cyclical end markets. Additionally, Semtech carries debt from past acquisitions, and servicing this debt may limit the company's financial flexibility and ability to invest in growth opportunities.

Single-Stock Risk. Each Fund's exposure is concentrated in the securities of a single issuer. As a result, each Fund is particularly sensitive to factors that affect the Underlying Security, including issuer-specific risks, earnings announcements or guidance, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. Adverse developments affecting the issuer may cause the Underlying Security to be more volatile than the market generally and may lead to substantial declines in value. Because the Funds do not seek exposure to a diversified group of issuers, each Fund may be more volatile and may experience larger drawdowns than funds that track a diversified index or basket of securities.

SolarEdge Technologies Investing Risk. The Fund invests in, and/or has exposure to, securities of SolarEdge Technologies, Inc. and is subject to risks associated with its business. SolarEdge operates in the solar energy equipment market, where revenue is highly dependent on government solar incentives, net metering policies, and the pace of solar energy adoption. The company faces intense competition from other inverter and energy storage manufacturers, and changes in trade policies or tariffs on solar equipment could adversely affect its competitiveness. Additionally, SolarEdge's expansion into energy storage and electric vehicle technology introduces execution risk and may require significant capital investment without assured returns.

STMicroelectronics Investing Risk. The Fund invests in, and/or has exposure to, securities of STMicroelectronics N.V. and is subject to risks associated with its business. STMicroelectronics operates in the highly cyclical semiconductor industry, where demand fluctuations, inventory corrections, and rapid technological change can significantly impact financial performance. The company's exposure to automotive and industrial end markets makes it vulnerable to downturns in those sectors. Additionally, semiconductor manufacturing requires substantial capital investment, and failure to maintain competitive manufacturing capabilities could adversely affect the company's market position and the value of the Fund's investment.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with supply chain disruptions, supplier concentration, manufacturing constraints, component shortages, production delays, logistics interruptions, and reliance on third-party manufacturers or foundries. Supply chain or manufacturing disruptions may arise from natural disasters, labor disputes, capacity constraints, quality issues, cyber incidents, transportation bottlenecks, or geopolitical events. Reliance on a limited number of suppliers or manufacturing partners may reduce flexibility and increase exposure to adverse terms, delays, or shortages. Production or logistics interruptions may prevent the issuer from meeting demand, cause shipment delays, increase costs, or lead to lost customers and reputational harm. Any such disruptions could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Swarmer Investing Risk. The Fund invests in, and/or has exposure to, securities of Swarmer, Inc. and is subject to risks associated with its business. Swarmer is a near pre-revenue, early-stage company with minimal revenue generation and significant operating losses. The company’s business is heavily dependent on demand from military and defense customers, with revenue historically concentrated among a very limited number of counterparties. Swarmer’s competitive position depends on its ability to maintain technological advantages in drone autonomy software against well-funded competitors including Anduril Industries and Shield AI, which offer vertically integrated hardware and software solutions. The company’s business is subject to significant geopolitical risk, as its technology was initially deployed and proven in the Ukraine conflict, and changes in geopolitical conditions could materially affect demand.

T1 Energy Investing Risk. The Fund invests in, and/or has exposure to, securities of T1 Energy, Inc. and is subject to risks associated with its business. T1 Energy is a relatively small solar panel manufacturer that faces intense competition from larger domestic and international solar module producers with greater manufacturing scale and lower production costs. The company's revenue and profitability are highly dependent on U.S. government solar incentives, including Inflation Reduction Act manufacturing credits, which could be reduced or eliminated by future legislation. Additionally, T1 Energy faces execution risk in scaling its manufacturing operations and may require additional capital to fund its expansion plans.

Targa Resources Investing Risk. The Fund invests in, and/or has exposure to, securities of Targa Resources Corp. and is subject to risks associated with its business. Targa Resources operates in the midstream energy sector, where revenue and profitability are significantly influenced by commodity prices for natural gas, NGLs, and crude oil, which can fluctuate substantially due to supply and demand dynamics, geopolitical events, and macroeconomic conditions. The company’s capital-intensive business model involves ongoing construction and expansion of pipelines, processing plants, and fractionation facilities, exposing it to project execution risks, cost overruns, and permitting delays. Targa Resources also carries significant financial leverage, which may constrain financial flexibility and increase sensitivity to adverse market conditions or rising interest rates.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Early Close/Trading Halt Risk (Applicable to all Funds). Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, extraordinary volatility, or disruptions affecting trading venues or market participants. Trading halts may prevent a Fund from entering into, adjusting, or closing positions and may impair a Fund's ability to rebalance its portfolio or maintain target exposure. When trading is halted or otherwise disrupted, pricing and liquidity may deteriorate, and a Fund may incur increased transaction costs when trading resumes. In such circumstances, a Fund may be unable to achieve its investment objective and its shares may trade at increased premiums or discounts to net asset value.

Underlying Security Liquidity Risk (Applicable to all Funds). The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for a Fund to obtain, increase, reduce, or rebalance exposure at desired prices, or to do so efficiently. Limited liquidity may increase the volatility of the Underlying Security and may cause a Fund's net asset value and market price to fluctuate more significantly, including through wider bid-ask spreads and premiums or discounts to NAV. Because each Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security or related markets may increase tracking error, amplify losses, and increase volatility.

Unusual Machines Investing Risk. The Fund invests in, and/or has exposure to, securities of Unusual Machines, Inc. and is subject to risks associated with its business. Unusual Machines is an early-stage company with a limited operating history and recent operating losses. The company's revenue is heavily dependent on U.S. government and defense procurement cycles, and its business is significantly influenced by government policy decisions regarding domestic drone manufacturing requirements. The global drone market is dominated by DJI, which holds approximately 70% market share, and domestic alternatives are still in the early stages of scaling. Unusual Machines faces execution risk from rapid scaling and acquisition integration as it grows from a small revenue base.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Vicor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, depends on factors specific to Vicor Corporation, including but not limited to: product development execution, adoption of its factorized power architecture by hyperscale and AI customers, manufacturing yields and capacity, competition from established power semiconductor companies, and the pace of AI infrastructure buildout. Adverse developments in any of these areas could significantly impact the Underlying Security's price and, in turn, the Fund's NAV.

Vishay Precision Group Investing Risk. The Fund invests in, and/or has exposure to, securities of Vishay Precision Group, Inc. and is subject to risks associated with its business. The company operates in the precision measurement and sensors industry, where demand is closely tied to capital spending in aerospace, defense, industrial, and medical end markets. Economic downturns or reductions in government defense budgets could reduce demand for the company's precision products. Additionally, Vishay Precision Group faces competition from larger, diversified industrial and sensor companies and must continually invest in product development to maintain its competitive position.

Wolfspeed Investing Risk. The Fund invests in, and/or has exposure to, securities of Wolfspeed, Inc. and is subject to risks associated with its business. Wolfspeed is executing a capital-intensive expansion of its silicon carbide manufacturing capacity, which entails significant execution risk, potential cost overruns, and the possibility that demand may not materialize as expected. The company has a history of operating losses and may continue to incur losses as it scales its manufacturing operations. Additionally, Wolfspeed faces competition from larger semiconductor companies entering the silicon carbide market and risks related to technological changes that could diminish the advantages of SiC over competing materials.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase the Funds may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Funds may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Funds may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Funds and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Funds may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Funds may invest in exchange-traded funds to obtain exposure to its Underlying Security or to securities or instruments correlated with the Underlying Security, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the Underlying Security directly.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Funds paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Funds may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Funds may recall a securities loan at any time and recall the securities. The Funds will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Funds seek to earn more on reinvested cash collateral than they pay to the borrower. For non-cash collateral, the borrower pays the Funds a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Funds may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Funds generally do not have the right to vote those securities. The Funds may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Funds and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Funds could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Funds make distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Funds intend to monitor their investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Funds from achieving their investment objectives. During any such defensive period, a Fund will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

•          Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

•          Make loans, except to the extent permitted under the 1940 Act.

•          Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Funds from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

•          Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

•          Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

•          Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that each Fund shall concentrate its investments in the industry assigned to the issuer of its respective Underlying Security. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, each Fund will treat exposure obtained through derivatives referencing its Underlying Security as exposure to the industry or industries of the issuer of that Underlying Security. The Fund does not intend to rely on "look-through" treatment to investment companies except to the limited extent it may invest in such instruments for collateral, liquidity, or cash management purposes.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. For derivatives referencing an Underlying Security, the Fund will generally assign industry exposure based on the classification of the issuer of the Underlying Security.

For each Fund, exposure obtained through derivatives referencing its respective Underlying Security will generally be treated as exposure to the industry or industries of the issuer of that Underlying Security, typically in proportion to the notional exposure of such derivatives.

Each Fund is classified as "non-diversified" within the meaning of Section 5(b)(2) of the 1940 Act, which means a Fund may invest a relatively high percentage of its assets in the securities of a limited number of issuers. This classification is a fundamental policy of each Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Funds will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Funds from listing under any of the following circumstances: (1) the Exchange becomes aware that the Funds are no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Funds no longer comply with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust

.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This includes service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Fund has not commenced operations.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODE OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have jointly adopted a Code of Ethics (the "Code") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code is intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Code).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Code will prevent all such conduct. Copies of the Code may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ]

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Funds over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Funds and their shareholders.

Jury Trial Waiver. Article X, Section 7 of the Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Funds, to the fullest extent permitted by law.

Exclusive Forum. Article X, Section 8 of the Declaration of Trust designates the courts of the State of Delaware (or, if no state court has jurisdiction, the federal district court for the District of Delaware) as the sole and exclusive forum for certain types of actions and proceedings that may be initiated by any shareholder or the Trust. This exclusive forum provision does not apply to claims arising under the federal securities laws.

Derivative and Direct Actions. Article VI, Section 4 of the Declaration of Trust establishes conditions and procedures that must be met for shareholders to bring derivative actions on behalf of the Trust or direct actions against the Trust, its Trustees, or its officers. Paragraphs (b), (d), (e), and (f) of Article VI, Section 4 impose requirements regarding demand, pre-suit investigation, contemporaneous ownership, and security for expenses; provided, however, that paragraphs (b), (d), (e), and (f) do not apply to claims arising under the federal securities laws. Paragraph (c) of Article VI, Section 4 requires that shareholders seeking to bring a derivative action must first make a demand on the Trustees.

Merger and Consolidation. Article X, Section 4(b) of the Declaration of Trust provides that the Board of Trustees may, without shareholder approval, merge or consolidate the Trust or any series or class thereof with any other entity, or convert the Trust or any series or class thereof to another legal form, subject to applicable requirements under Rule 17a-8 of the 1940 Act.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker-dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker-dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Funds generally will not pay brokerage commissions for those purchases. When the Funds effect transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Funds incur exchange fees and pay commissions or other charges to their futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker-dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker-dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Adviser's judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Funds during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because the Funds rebalance their exposure daily and primarily use derivatives, their portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for each Fund in light of the Fund's use of derivatives to achieve its objective. From time to time, a Fund may require all-cash creations and/or redemptions. Cash transactions may cause a Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), a Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

A Funds Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant Underlying Security or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

Each Fund's investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the Adviser are described in its Form ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]

(b)	[ ]

(c)	[ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]

Registrant's Custodian	[ ]

Registrant's Principal Underwriter	[ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on July 2, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on July 2, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson